Vanguard® Short-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.4%)
U.S. Government Securities (0.4%)
	United States Treasury Note/Bond	3.500%	10/31/2027	2,810	2,809
[1]	United States Treasury Note/Bond	3.375%	11/30/2027	14,709	14,676
	United States Treasury Note/Bond	3.625%	10/31/2030	42,080	42,123
[1]	United States Treasury Note/Bond	3.500%	11/30/2030	125,000	124,424
Total U.S. Government and Agency Obligations (Cost $184,048)					184,032
Corporate Bonds (98.3%)
Communications (4.5%)
	Alphabet Inc.	0.800%	8/15/2027	3,362	3,209
	Alphabet Inc.	3.875%	11/15/2028	12,393	12,468
	Alphabet Inc.	4.000%	5/15/2030	28,414	28,593
	Alphabet Inc.	4.100%	11/15/2030	40,290	40,661
	America Movil SAB de CV	3.625%	4/22/2029	13,452	13,205
	America Movil SAB de CV	2.875%	5/7/2030	17,807	16,806
	AppLovin Corp.	5.125%	12/1/2029	28,885	29,564
	AT&T Inc.	3.800%	2/15/2027	6,794	6,774
	AT&T Inc.	4.250%	3/1/2027	16,389	16,425
	AT&T Inc.	2.300%	6/1/2027	59,429	57,930
	AT&T Inc.	1.650%	2/1/2028	49,596	47,168
[2]	AT&T Inc.	4.100%	2/15/2028	19,482	19,493
	AT&T Inc.	4.350%	3/1/2029	53,253	53,565
[2]	AT&T Inc.	4.300%	2/15/2030	39,117	39,333
	AT&T Inc.	4.700%	8/15/2030	18,575	18,934
	Baidu Inc.	1.625%	2/23/2027	4,710	4,580
	Baidu Inc.	3.625%	7/6/2027	10,260	10,208
	Baidu Inc.	4.375%	3/29/2028	7,842	7,903
	Baidu Inc.	3.425%	4/7/2030	6,524	6,353
	Baidu Inc.	2.375%	10/9/2030	5,000	4,632
	Charter Communications Operating LLC	3.750%	2/15/2028	29,477	29,014
	Charter Communications Operating LLC	2.250%	1/15/2029	21,998	20,471
	Charter Communications Operating LLC	5.050%	3/30/2029	26,662	26,912
	Charter Communications Operating LLC	6.100%	6/1/2029	31,191	32,536
	Comcast Corp.	2.350%	1/15/2027	19,681	19,337
	Comcast Corp.	3.300%	2/1/2027	28,142	27,918
	Comcast Corp.	3.300%	4/1/2027	23,204	23,002
	Comcast Corp.	5.350%	11/15/2027	12,420	12,755
	Comcast Corp.	3.150%	2/15/2028	12,782	12,555
	Comcast Corp.	3.550%	5/1/2028	9,549	9,464
	Comcast Corp.	4.150%	10/15/2028	75,051	75,454
	Comcast Corp.	4.550%	1/15/2029	18,699	18,967
	Comcast Corp.	5.100%	6/1/2029	21,204	21,917
	Comcast Corp.	2.650%	2/1/2030	30,946	29,166
	Comcast Corp.	3.400%	4/1/2030	13,715	13,297
	Comcast Corp.	4.250%	10/15/2030	9,141	9,158
	Deutsche Telekom International Finance BV	8.750%	6/15/2030	37,541	44,101
	Expedia Group Inc.	4.625%	8/1/2027	22,041	22,185
	Expedia Group Inc.	3.250%	2/15/2030	19,231	18,476
	Fox Corp.	4.709%	1/25/2029	50,773	51,525
	Interpublic Group of Cos. Inc.	4.650%	10/1/2028	19,455	19,466
	Interpublic Group of Cos. Inc.	4.750%	3/30/2030	13,024	13,157
	Koninklijke KPN NV	8.375%	10/1/2030	8,050	9,451
	Meta Platforms Inc.	3.500%	8/15/2027	41,371	41,231
	Meta Platforms Inc.	4.600%	5/15/2028	40,900	41,712
	Meta Platforms Inc.	4.300%	8/15/2029	31,273	31,752
	Meta Platforms Inc.	4.200%	11/15/2030	65,790	66,258
	Netflix Inc.	4.875%	4/15/2028	30,990	31,671
	Netflix Inc.	5.875%	11/15/2028	38,080	40,167
	Netflix Inc.	6.375%	5/15/2029	9,745	10,483
	Omnicom Group Inc.	2.450%	4/30/2030	25	23
	Paramount Global	3.700%	6/1/2028	14,501	14,232
	Paramount Global	4.200%	6/1/2029	24,350	23,909
	Paramount Global	7.875%	7/30/2030	6,760	7,491

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rogers Communications Inc.	3.200%	3/15/2027	14,204	14,021
	Rogers Communications Inc.	5.000%	2/15/2029	38,665	39,425
	Sprint Capital Corp.	6.875%	11/15/2028	53,278	57,410
	Take-Two Interactive Software Inc.	3.700%	4/14/2027	5,154	5,128
	Take-Two Interactive Software Inc.	4.950%	3/28/2028	19,800	20,170
	Telefonica Emisiones SA	4.103%	3/8/2027	23,875	23,834
	Telefonica Europe BV	8.250%	9/15/2030	5,887	6,781
	TELUS Corp.	2.800%	2/16/2027	13,882	13,657
	Tencent Music Entertainment Group	2.000%	9/3/2030	8,155	7,394
	T-Mobile USA Inc.	3.750%	4/15/2027	83,577	83,198
	T-Mobile USA Inc.	4.750%	2/1/2028	26,491	26,508
	T-Mobile USA Inc.	2.050%	2/15/2028	41,100	39,384
	T-Mobile USA Inc.	4.950%	3/15/2028	61	62
	T-Mobile USA Inc.	4.800%	7/15/2028	717	730
	T-Mobile USA Inc.	4.850%	1/15/2029	9,928	10,153
	T-Mobile USA Inc.	2.625%	2/15/2029	19,270	18,387
	T-Mobile USA Inc.	2.400%	3/15/2029	16,629	15,749
	T-Mobile USA Inc.	3.375%	4/15/2029	37,610	36,661
	T-Mobile USA Inc.	4.200%	10/1/2029	26,435	26,518
	T-Mobile USA Inc.	3.875%	4/15/2030	74,238	73,109
	T-Mobile USA Inc.	3.500%	4/15/2031	10,000	9,591
[2]	TWDC Enterprises 18 Corp.	2.950%	6/15/2027	21,519	21,275
	Uber Technologies Inc.	4.300%	1/15/2030	17,254	17,349
	Uber Technologies Inc.	4.150%	1/15/2031	8,710	8,677
	Verizon Communications Inc.	2.100%	3/22/2028	51,099	49,002
	Verizon Communications Inc.	4.016%	12/3/2029	73,126	72,608
	Verizon Communications Inc.	3.150%	3/22/2030	35,971	34,520
	Verizon Communications Inc.	1.500%	9/18/2030	21,151	18,629
	Walt Disney Co.	2.200%	1/13/2028	11,509	11,148
	Walt Disney Co.	2.000%	9/1/2029	16,135	15,071
	Walt Disney Co.	3.800%	3/22/2030	12,197	12,114
	Weibo Corp.	3.375%	7/8/2030	9,890	9,418
					2,104,698
Consumer Discretionary (7.5%)
	Alibaba Group Holding Ltd.	3.400%	12/6/2027	38,155	37,780
	Alibaba Group Holding Ltd.	4.875%	5/26/2030	14,700	15,210
	Amazon.com Inc.	3.300%	4/13/2027	46,540	46,295
	Amazon.com Inc.	1.200%	6/3/2027	8,107	7,815
	Amazon.com Inc.	3.150%	8/22/2027	69,872	69,263
	Amazon.com Inc.	4.550%	12/1/2027	37,635	38,223
	Amazon.com Inc.	1.650%	5/12/2028	44,166	42,040
	Amazon.com Inc.	3.900%	11/20/2028	62,899	63,152
	Amazon.com Inc.	3.450%	4/13/2029	16,791	16,603
	Amazon.com Inc.	4.650%	12/1/2029	25,072	25,754
	Amazon.com Inc.	1.500%	6/3/2030	27,228	24,568
	Amazon.com Inc.	4.100%	11/20/2030	66,260	66,638
[2]	American Honda Finance Corp.	2.350%	1/8/2027	16,448	16,152
	American Honda Finance Corp.	4.550%	7/9/2027	20,564	20,745
[2]	American Honda Finance Corp.	4.450%	10/22/2027	18,654	18,808
	American Honda Finance Corp.	4.700%	1/12/2028	17,573	17,810
	American Honda Finance Corp.	4.550%	3/3/2028	2,684	2,715
[2]	American Honda Finance Corp.	2.000%	3/24/2028	20,444	19,531
[2]	American Honda Finance Corp.	5.125%	7/7/2028	5,394	5,537
	American Honda Finance Corp.	4.250%	9/1/2028	25,720	25,844
	American Honda Finance Corp.	5.650%	11/15/2028	14,517	15,161
	American Honda Finance Corp.	4.900%	3/13/2029	3,371	3,452
[2]	American Honda Finance Corp.	4.400%	9/5/2029	8,674	8,758
	American Honda Finance Corp.	4.800%	3/5/2030	18,507	18,912
[2]	American Honda Finance Corp.	4.500%	9/4/2030	14,300	14,375
[2]	American Honda Finance Corp.	5.850%	10/4/2030	7,245	7,713
	Aptiv Swiss Holdings Ltd.	4.350%	3/15/2029	1,730	1,742
	Aptiv Swiss Holdings Ltd.	4.650%	9/13/2029	365	372
	AutoNation Inc.	3.800%	11/15/2027	1,908	1,892
	AutoNation Inc.	4.450%	1/15/2029	8,750	8,775
	AutoNation Inc.	4.750%	6/1/2030	13,433	13,579
	AutoZone Inc.	3.750%	6/1/2027	20,845	20,752
	AutoZone Inc.	4.500%	2/1/2028	8,868	8,969
	AutoZone Inc.	6.250%	11/1/2028	10,461	11,091
	AutoZone Inc.	3.750%	4/18/2029	10,327	10,191

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
AutoZone Inc.	5.100%	7/15/2029	13,972	14,398
AutoZone Inc.	4.000%	4/15/2030	2,136	2,119
AutoZone Inc.	5.125%	6/15/2030	7,227	7,481
Best Buy Co. Inc.	4.450%	10/1/2028	7,241	7,318
Best Buy Co. Inc.	1.950%	10/1/2030	8,000	7,174
Block Financial LLC	2.500%	7/15/2028	7,738	7,371
BorgWarner Inc.	2.650%	7/1/2027	17,053	16,695
Brunswick Corp.	5.850%	3/18/2029	4,815	4,972
Choice Hotels International Inc.	3.700%	12/1/2029	7,830	7,568
Choice Hotels International Inc.	3.700%	1/15/2031	14,212	13,446
Darden Restaurants Inc.	3.850%	5/1/2027	7,040	7,014
Darden Restaurants Inc.	4.350%	10/15/2027	4,910	4,933
Darden Restaurants Inc.	4.550%	10/15/2029	2,550	2,574
DR Horton Inc.	1.400%	10/15/2027	49	47
eBay Inc.	3.600%	6/5/2027	12,311	12,228
eBay Inc.	5.950%	11/22/2027	3,911	4,053
eBay Inc.	4.250%	3/6/2029	7,579	7,611
eBay Inc.	2.700%	3/11/2030	15,827	14,882
Ford Motor Co.	4.346%	12/8/2026	9,419	9,393
Ford Motor Co.	9.625%	4/22/2030	123	143
Ford Motor Credit Co. LLC	4.271%	1/9/2027	21,961	21,852
Ford Motor Credit Co. LLC	5.850%	5/17/2027	23,367	23,697
Ford Motor Credit Co. LLC	4.950%	5/28/2027	36,119	36,198
Ford Motor Credit Co. LLC	4.125%	8/17/2027	26,996	26,721
Ford Motor Credit Co. LLC	3.815%	11/2/2027	18,216	17,887
Ford Motor Credit Co. LLC	7.350%	11/4/2027	3,054	3,187
Ford Motor Credit Co. LLC	2.900%	2/16/2028	17,864	17,133
Ford Motor Credit Co. LLC	6.800%	5/12/2028	31,693	33,022
Ford Motor Credit Co. LLC	6.798%	11/7/2028	32,308	33,844
Ford Motor Credit Co. LLC	5.800%	3/8/2029	28,196	28,754
Ford Motor Credit Co. LLC	5.113%	5/3/2029	21,453	21,418
Ford Motor Credit Co. LLC	5.303%	9/6/2029	22,376	22,470
Ford Motor Credit Co. LLC	5.875%	11/7/2029	37,572	38,452
Ford Motor Credit Co. LLC	7.200%	6/10/2030	5,010	5,379
Ford Motor Credit Co. LLC	5.730%	9/5/2030	26,794	27,268
Ford Motor Credit Co. LLC	4.000%	11/13/2030	36,185	34,131
Fortune Brands Innovations Inc.	3.250%	9/15/2029	15,160	14,602
General Motors Co.	4.200%	10/1/2027	14,448	14,459
General Motors Co.	6.800%	10/1/2027	11,141	11,594
General Motors Co.	5.350%	4/15/2028	966	990
General Motors Co.	5.000%	10/1/2028	3,627	3,695
General Motors Co.	5.400%	10/15/2029	12,426	12,889
General Motors Co.	5.625%	4/15/2030	19,100	19,941
General Motors Financial Co. Inc.	4.350%	1/17/2027	32,485	32,536
General Motors Financial Co. Inc.	2.350%	2/26/2027	9,525	9,313
General Motors Financial Co. Inc.	5.000%	4/9/2027	35,547	35,909
General Motors Financial Co. Inc.	5.400%	5/8/2027	36,419	37,018
General Motors Financial Co. Inc.	5.000%	7/15/2027	17,231	17,444
General Motors Financial Co. Inc.	5.350%	7/15/2027	15,269	15,539
General Motors Financial Co. Inc.	2.700%	8/20/2027	21,893	21,352
General Motors Financial Co. Inc.	5.050%	4/4/2028	17,925	18,251
General Motors Financial Co. Inc.	2.400%	4/10/2028	32,805	31,492
General Motors Financial Co. Inc.	5.800%	6/23/2028	31,838	33,005
General Motors Financial Co. Inc.	4.200%	10/27/2028	14,842	14,852
General Motors Financial Co. Inc.	5.800%	1/7/2029	24,060	25,097
General Motors Financial Co. Inc.	4.300%	4/6/2029	5,195	5,187
General Motors Financial Co. Inc.	5.550%	7/15/2029	35,669	36,998
General Motors Financial Co. Inc.	4.900%	10/6/2029	34,043	34,603
General Motors Financial Co. Inc.	5.350%	1/7/2030	24,265	25,054
General Motors Financial Co. Inc.	5.850%	4/6/2030	6,089	6,414
General Motors Financial Co. Inc.	3.600%	6/21/2030	10,517	10,124
General Motors Financial Co. Inc.	5.450%	7/15/2030	4,195	4,366
General Motors Financial Co. Inc.	2.350%	1/8/2031	10,000	8,982
Genuine Parts Co.	4.950%	8/15/2029	29,765	30,224
Genuine Parts Co.	1.875%	11/1/2030	13,301	11,678
Hasbro Inc.	3.500%	9/15/2027	857	848
Hasbro Inc.	3.900%	11/19/2029	9,218	9,057
Home Depot Inc.	2.500%	4/15/2027	18,875	18,551
Home Depot Inc.	2.875%	4/15/2027	26,498	26,181
Home Depot Inc.	2.800%	9/14/2027	24,921	24,507

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	3.750%	9/15/2028	7,935	7,931
	Home Depot Inc.	3.900%	12/6/2028	17,615	17,665
	Home Depot Inc.	4.900%	4/15/2029	16,598	17,088
	Home Depot Inc.	2.950%	6/15/2029	20,272	19,633
	Home Depot Inc.	4.750%	6/25/2029	31,264	32,076
	Home Depot Inc.	2.700%	4/15/2030	38,518	36,506
	Home Depot Inc.	3.950%	9/15/2030	5,152	5,135
	Honda Motor Co. Ltd.	2.534%	3/10/2027	23,495	23,069
	Honda Motor Co. Ltd.	4.436%	7/8/2028	27,716	27,955
	Honda Motor Co. Ltd.	4.688%	7/8/2030	23,212	23,512
	Hyatt Hotels Corp.	5.750%	1/30/2027	18,083	18,366
	Hyatt Hotels Corp.	5.050%	3/30/2028	499	508
	Hyatt Hotels Corp.	4.375%	9/15/2028	534	536
	Hyatt Hotels Corp.	5.250%	6/30/2029	7,327	7,541
	Hyatt Hotels Corp.	5.750%	4/23/2030	12,718	13,309
	JD.com Inc.	3.375%	1/14/2030	11,773	11,490
	Las Vegas Sands Corp.	5.900%	6/1/2027	14,004	14,263
	Las Vegas Sands Corp.	5.625%	6/15/2028	7,748	7,924
	Las Vegas Sands Corp.	6.000%	6/14/2030	7,220	7,578
	Lear Corp.	3.800%	9/15/2027	5,375	5,340
	Lear Corp.	4.250%	5/15/2029	11,925	11,917
	Lear Corp.	3.500%	5/30/2030	6,000	5,763
	Leggett & Platt Inc.	4.400%	3/15/2029	15,433	15,174
	Leland Stanford Junior University	1.289%	6/1/2027	7,258	7,005
	Lennar Corp.	5.000%	6/15/2027	3,229	3,254
	Lennar Corp.	4.750%	11/29/2027	4,320	4,355
	Lennar Corp.	5.200%	7/30/2030	15,625	16,136
	Lowe's Cos. Inc.	3.350%	4/1/2027	18,681	18,526
	Lowe's Cos. Inc.	3.100%	5/3/2027	29,777	29,403
	Lowe's Cos. Inc.	3.950%	10/15/2027	14,812	14,808
	Lowe's Cos. Inc.	1.300%	4/15/2028	23,755	22,326
	Lowe's Cos. Inc.	1.700%	9/15/2028	17,075	16,039
	Lowe's Cos. Inc.	4.000%	10/15/2028	17,132	17,131
	Lowe's Cos. Inc.	3.650%	4/5/2029	18,507	18,243
	Lowe's Cos. Inc.	4.500%	4/15/2030	19,930	20,190
	Lowe's Cos. Inc.	1.700%	10/15/2030	18,095	16,063
	Magna International Inc.	5.050%	3/14/2029	1,450	1,490
	Magna International Inc.	2.450%	6/15/2030	1,323	1,224
	Marriott International Inc.	4.200%	7/15/2027	912	915
	Marriott International Inc.	5.000%	10/15/2027	8,599	8,753
[2]	Marriott International Inc.	4.000%	4/15/2028	10,284	10,284
	Marriott International Inc.	5.550%	10/15/2028	16,641	17,307
[2]	Marriott International Inc.	4.650%	12/1/2028	3,622	3,682
	Marriott International Inc.	4.900%	4/15/2029	17,254	17,651
	Marriott International Inc.	4.875%	5/15/2029	17,023	17,400
[2]	Marriott International Inc.	4.625%	6/15/2030	20,721	21,033
	Masco Corp.	3.500%	11/15/2027	3,164	3,132
	Masco Corp.	1.500%	2/15/2028	335	316
	Mattel Inc.	5.000%	11/17/2030	3,600	3,635
[2]	McDonald's Corp.	3.500%	3/1/2027	12,377	12,309
[2]	McDonald's Corp.	3.500%	7/1/2027	16,960	16,851
[2]	McDonald's Corp.	3.800%	4/1/2028	20,966	20,916
	McDonald's Corp.	4.800%	8/14/2028	6,749	6,892
[2]	McDonald's Corp.	5.000%	5/17/2029	16,674	17,196
[2]	McDonald's Corp.	2.625%	9/1/2029	7,076	6,744
[2]	McDonald's Corp.	2.125%	3/1/2030	3,313	3,064
	McDonald's Corp.	4.600%	5/15/2030	10,383	10,588
[2]	McDonald's Corp.	3.600%	7/1/2030	9,210	9,050
	Meritage Homes Corp.	5.125%	6/6/2027	5,870	5,906
	Mohawk Industries Inc.	5.850%	9/18/2028	7,394	7,707
	Mohawk Industries Inc.	3.625%	5/15/2030	10,385	10,072
	NIKE Inc.	2.750%	3/27/2027	21,085	20,811
	NIKE Inc.	2.850%	3/27/2030	21,573	20,612
	NVR Inc.	3.000%	5/15/2030	19,065	18,145
	O'Reilly Automotive Inc.	3.600%	9/1/2027	21,391	21,232
	O'Reilly Automotive Inc.	3.900%	6/1/2029	20,912	20,727
	O'Reilly Automotive Inc.	4.200%	4/1/2030	8,000	7,989
	Owens Corning	5.500%	6/15/2027	24,245	24,740
	Owens Corning	3.950%	8/15/2029	3,230	3,207
	Owens Corning	3.500%	2/15/2030	4,340	4,208

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Owens Corning	3.875%	6/1/2030	6,100	5,991
	Polaris Inc.	6.950%	3/15/2029	6,510	6,921
	President & Fellows of Harvard College	4.887%	3/15/2030	7,800	8,080
	PVH Corp.	5.500%	6/13/2030	18,791	19,202
	Ralph Lauren Corp.	2.950%	6/15/2030	15,366	14,616
	Royal Caribbean Cruises Ltd.	7.500%	10/15/2027	4,456	4,705
	Sands China Ltd.	2.300%	3/8/2027	3,951	3,841
	Sands China Ltd.	5.400%	8/8/2028	26,455	26,868
	Sands China Ltd.	2.850%	3/8/2029	10,146	9,571
	Sands China Ltd.	4.375%	6/18/2030	11,375	11,132
	Sekisui House US Inc.	3.850%	1/15/2030	7,604	7,354
	Snap-on Inc.	3.250%	3/1/2027	5,581	5,530
	Stanley Black & Decker Inc.	6.000%	3/6/2028	75	78
	Stanley Black & Decker Inc.	4.250%	11/15/2028	7,883	7,894
	Stanley Black & Decker Inc.	2.300%	3/15/2030	485	443
	Starbucks Corp.	4.850%	2/8/2027	16,322	16,468
	Starbucks Corp.	3.500%	3/1/2028	8,872	8,783
	Starbucks Corp.	4.500%	5/15/2028	17,228	17,404
	Starbucks Corp.	4.000%	11/15/2028	10,089	10,089
	Starbucks Corp.	3.550%	8/15/2029	10,295	10,125
	Starbucks Corp.	2.250%	3/12/2030	11,778	10,885
	Starbucks Corp.	4.800%	5/15/2030	9,396	9,611
	Starbucks Corp.	2.550%	11/15/2030	24,595	22,768
[2]	Tapestry Inc.	4.125%	7/15/2027	6,979	6,971
	Tapestry Inc.	5.100%	3/11/2030	12,884	13,239
	TJX Cos. Inc.	3.875%	4/15/2030	11,493	11,435
	Toll Brothers Finance Corp.	4.350%	2/15/2028	5,355	5,377
	Toll Brothers Finance Corp.	3.800%	11/1/2029	96	94
	Toyota Motor Corp.	4.186%	6/30/2027	12,896	12,969
	Toyota Motor Corp.	5.118%	7/13/2028	6,594	6,799
	Toyota Motor Corp.	2.760%	7/2/2029	4,209	4,039
	Toyota Motor Corp.	4.450%	6/30/2030	12,366	12,551
	Toyota Motor Credit Corp.	4.600%	1/8/2027	22,898	23,105
[2]	Toyota Motor Credit Corp.	3.200%	1/11/2027	26,685	26,489
[2]	Toyota Motor Credit Corp.	1.900%	1/13/2027	2,969	2,906
[2]	Toyota Motor Credit Corp.	5.000%	3/19/2027	31,232	31,688
[2]	Toyota Motor Credit Corp.	3.050%	3/22/2027	40,638	40,224
	Toyota Motor Credit Corp.	4.500%	5/14/2027	14,928	15,079
[2]	Toyota Motor Credit Corp.	1.150%	8/13/2027	8,577	8,202
[2]	Toyota Motor Credit Corp.	4.550%	9/20/2027	31,532	31,912
[2]	Toyota Motor Credit Corp.	4.350%	10/8/2027	8,339	8,418
	Toyota Motor Credit Corp.	5.450%	11/10/2027	15,772	16,236
[2]	Toyota Motor Credit Corp.	3.050%	1/11/2028	4,820	4,741
	Toyota Motor Credit Corp.	4.625%	1/12/2028	1,700	1,725
[2]	Toyota Motor Credit Corp.	1.900%	4/6/2028	19,501	18,654
	Toyota Motor Credit Corp.	4.050%	9/5/2028	23,360	23,451
[2]	Toyota Motor Credit Corp.	4.650%	1/5/2029	154	157
	Toyota Motor Credit Corp.	3.650%	1/8/2029	9,455	9,367
	Toyota Motor Credit Corp.	5.050%	5/16/2029	4,060	4,196
[2]	Toyota Motor Credit Corp.	4.450%	6/29/2029	18,357	18,623
	Toyota Motor Credit Corp.	4.550%	8/9/2029	18,322	18,678
	Toyota Motor Credit Corp.	4.950%	1/9/2030	18,299	18,891
[2]	Toyota Motor Credit Corp.	3.375%	4/1/2030	17,376	16,926
	Toyota Motor Credit Corp.	4.800%	5/15/2030	26,084	26,788
[2]	Toyota Motor Credit Corp.	4.550%	5/17/2030	11,808	12,049
	Toyota Motor Credit Corp.	5.550%	11/20/2030	12,000	12,772
	Tractor Supply Co.	1.750%	11/1/2030	15,792	14,002
	Trustees of Dartmouth College	4.273%	6/1/2030	4,500	4,557
					3,523,017
Consumer Staples (5.6%)
	Altria Group Inc.	4.875%	2/4/2028	10,257	10,433
	Altria Group Inc.	6.200%	11/1/2028	12,835	13,582
	Altria Group Inc.	4.800%	2/14/2029	31,951	32,497
	Altria Group Inc.	4.500%	8/6/2030	7,087	7,146
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/2029	65,025	66,515
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/2030	27,323	26,760
	Archer-Daniels-Midland Co.	3.250%	3/27/2030	5,531	5,345
	Avery Dennison Corp.	4.875%	12/6/2028	13,358	13,636
	Avery Dennison Corp.	2.650%	4/30/2030	7,061	6,609

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BAT Capital Corp.	3.557%	8/15/2027	45,797	45,358
	BAT Capital Corp.	2.259%	3/25/2028	30,136	28,926
	BAT Capital Corp.	3.462%	9/6/2029	20,732	20,178
	BAT Capital Corp.	4.906%	4/2/2030	12,760	13,056
	BAT Capital Corp.	6.343%	8/2/2030	22,478	24,325
	BAT International Finance plc	4.448%	3/16/2028	26,501	26,691
	Bunge Ltd. Finance Corp.	4.200%	9/17/2029	27,797	27,835
	Bunge Ltd. Finance Corp.	3.200%	4/21/2031	5,200	4,900
	Campbell's Co.	5.200%	3/19/2027	18,122	18,367
	Campbell's Co.	4.150%	3/15/2028	8,243	8,261
	Campbell's Co.	5.200%	3/21/2029	22,095	22,747
	Church & Dwight Co. Inc.	3.150%	8/1/2027	530	524
	Clorox Co.	3.100%	10/1/2027	7,192	7,089
	Clorox Co.	4.400%	5/1/2029	17,952	18,150
	Clorox Co.	1.800%	5/15/2030	6,483	5,853
	Coca-Cola Co.	3.375%	3/25/2027	16,264	16,209
	Coca-Cola Co.	2.900%	5/25/2027	2,874	2,843
	Coca-Cola Co.	1.450%	6/1/2027	41,552	40,208
	Coca-Cola Co.	1.000%	3/15/2028	17,300	16,307
	Coca-Cola Co.	2.125%	9/6/2029	19,435	18,317
	Coca-Cola Co.	3.450%	3/25/2030	322	316
	Coca-Cola Co.	1.650%	6/1/2030	21,675	19,645
	Coca-Cola Consolidated Inc.	5.250%	6/1/2029	10,060	10,429
	Coca-Cola Femsa SAB de CV	2.750%	1/22/2030	22,491	21,267
	Colgate-Palmolive Co.	3.100%	8/15/2027	3,987	3,951
	Colgate-Palmolive Co.	4.600%	3/1/2028	6,529	6,650
	Colgate-Palmolive Co.	4.200%	5/1/2030	16,361	16,567
	Conagra Brands Inc.	1.375%	11/1/2027	16,511	15,656
	Conagra Brands Inc.	4.850%	11/1/2028	37,883	38,375
	Conagra Brands Inc.	5.000%	8/1/2030	16,189	16,430
[2]	Conopco Inc.	7.250%	12/15/2026	472	488
	Constellation Brands Inc.	3.700%	12/6/2026	16,332	16,281
	Constellation Brands Inc.	3.500%	5/9/2027	17,700	17,555
	Constellation Brands Inc.	4.350%	5/9/2027	13,743	13,801
	Constellation Brands Inc.	4.650%	11/15/2028	15,415	15,645
	Constellation Brands Inc.	4.800%	1/15/2029	4,508	4,588
	Constellation Brands Inc.	3.150%	8/1/2029	15,156	14,619
	Constellation Brands Inc.	2.875%	5/1/2030	9,222	8,681
	Constellation Brands Inc.	4.800%	5/1/2030	1,981	2,017
	Costco Wholesale Corp.	3.000%	5/18/2027	25,698	25,499
	Costco Wholesale Corp.	1.375%	6/20/2027	18,979	18,353
	Costco Wholesale Corp.	1.600%	4/20/2030	23,554	21,380
	Diageo Capital plc	5.300%	10/24/2027	19,189	19,662
	Diageo Capital plc	2.375%	10/24/2029	20,903	19,680
	Diageo Investment Corp.	5.125%	8/15/2030	23,155	24,063
	Dollar General Corp.	4.625%	11/1/2027	24,174	24,373
	Dollar General Corp.	4.125%	5/1/2028	26,218	26,210
	Dollar General Corp.	5.200%	7/5/2028	13,931	14,274
	Dollar General Corp.	3.500%	4/3/2030	1,500	1,451
	Dollar Tree Inc.	4.200%	5/15/2028	19,757	19,738
	Estee Lauder Cos. Inc.	3.150%	3/15/2027	8,912	8,823
	Estee Lauder Cos. Inc.	4.375%	5/15/2028	4,387	4,433
	Estee Lauder Cos. Inc.	2.375%	12/1/2029	30	28
	Estee Lauder Cos. Inc.	2.600%	4/15/2030	3,080	2,890
	General Mills Inc.	4.700%	1/30/2027	14,509	14,617
	General Mills Inc.	3.200%	2/10/2027	15,973	15,819
	General Mills Inc.	4.200%	4/17/2028	39,267	39,381
	General Mills Inc.	5.500%	10/17/2028	10,026	10,412
	General Mills Inc.	4.875%	1/30/2030	11,419	11,705
	General Mills Inc.	2.875%	4/15/2030	2,695	2,554
	Haleon US Capital LLC	3.375%	3/24/2027	44,799	44,411
	Haleon US Capital LLC	3.375%	3/24/2029	27,807	27,136
	Hershey Co.	4.550%	2/24/2028	3,887	3,954
	Hershey Co.	4.250%	5/4/2028	9,706	9,806
	Hershey Co.	4.750%	2/24/2030	13,902	14,278
	Hershey Co.	1.700%	6/1/2030	3,704	3,339
	Hormel Foods Corp.	4.800%	3/30/2027	3,407	3,444
	Hormel Foods Corp.	1.700%	6/3/2028	8,241	7,808
	Hormel Foods Corp.	1.800%	6/11/2030	17,100	15,482
	Ingredion Inc.	2.900%	6/1/2030	8,350	7,860

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	J M Smucker Co.	3.375%	12/15/2027	23,486	23,214
	J M Smucker Co.	5.900%	11/15/2028	11,783	12,364
	J M Smucker Co.	2.375%	3/15/2030	1,106	1,029
	JBS USA Holding Lux Sarl	3.000%	2/2/2029	160	154
	Kellanova	3.400%	11/15/2027	1,887	1,869
	Kellanova	4.300%	5/15/2028	16,954	17,079
	Kellanova	2.100%	6/1/2030	7,525	6,878
	Kenvue Inc.	5.050%	3/22/2028	33,798	34,579
	Kenvue Inc.	5.000%	3/22/2030	17,083	17,605
[2]	Keurig Dr Pepper Inc.	5.100%	3/15/2027	18,487	18,675
	Keurig Dr Pepper Inc.	4.597%	5/25/2028	18,957	19,103
	Keurig Dr Pepper Inc.	5.050%	3/15/2029	25,028	25,547
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	13,388	13,228
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	2,563	2,433
	Keurig Dr Pepper Inc.	4.600%	5/15/2030	15,914	15,986
	Kimberly-Clark Corp.	1.050%	9/15/2027	32	31
	Kimberly-Clark Corp.	3.950%	11/1/2028	4,391	4,413
	Kimberly-Clark Corp.	3.200%	4/25/2029	8,771	8,573
	Kimberly-Clark Corp.	3.100%	3/26/2030	13,560	13,069
	Kraft Heinz Foods Co.	3.875%	5/15/2027	32,538	32,429
	Kraft Heinz Foods Co.	3.750%	4/1/2030	12,629	12,362
	Kroger Co.	3.700%	8/1/2027	10,357	10,319
	Kroger Co.	4.500%	1/15/2029	9,486	9,623
	Kroger Co.	2.200%	5/1/2030	4,550	4,195
	Kroger Co.	1.700%	1/15/2031	5,000	4,406
	McCormick & Co. Inc.	3.400%	8/15/2027	16,272	16,106
	Mondelez International Inc.	2.625%	3/17/2027	20,442	20,081
	Mondelez International Inc.	4.250%	5/6/2028	13,692	13,770
	Mondelez International Inc.	4.750%	2/20/2029	2,681	2,743
	Mondelez International Inc.	2.750%	4/13/2030	10,238	9,661
	Mondelez International Inc.	4.500%	5/6/2030	13,384	13,528
	PepsiCo Inc.	4.400%	2/7/2027	4,724	4,758
	PepsiCo Inc.	2.625%	3/19/2027	7,825	7,714
	PepsiCo Inc.	3.000%	10/15/2027	20,409	20,158
	PepsiCo Inc.	4.450%	2/7/2028	9,378	9,520
	PepsiCo Inc.	3.600%	2/18/2028	13,630	13,592
	PepsiCo Inc.	4.450%	5/15/2028	12,843	13,056
	PepsiCo Inc.	4.100%	1/15/2029	22,585	22,729
	PepsiCo Inc.	7.000%	3/1/2029	15,627	17,095
	PepsiCo Inc.	2.625%	7/29/2029	17,004	16,266
	PepsiCo Inc.	2.750%	3/19/2030	37,714	35,885
	PepsiCo Inc.	1.625%	5/1/2030	17,119	15,533
	PepsiCo Inc.	4.300%	7/23/2030	13,095	13,274
	Philip Morris International Inc.	4.750%	2/12/2027	23,950	24,182
	Philip Morris International Inc.	3.125%	8/17/2027	587	580
	Philip Morris International Inc.	4.375%	11/1/2027	15,208	15,340
	Philip Morris International Inc.	5.125%	11/17/2027	17,589	17,959
	Philip Morris International Inc.	4.875%	2/15/2028	37,432	38,137
	Philip Morris International Inc.	4.125%	4/28/2028	18,207	18,281
	Philip Morris International Inc.	3.875%	10/27/2028	6,450	6,435
	Philip Morris International Inc.	4.875%	2/13/2029	28,481	29,145
	Philip Morris International Inc.	4.625%	11/1/2029	16,353	16,647
	Philip Morris International Inc.	5.625%	11/17/2029	33,309	35,082
	Philip Morris International Inc.	5.125%	2/15/2030	28,354	29,393
	Philip Morris International Inc.	4.375%	4/30/2030	21,754	21,911
	Philip Morris International Inc.	2.100%	5/1/2030	174	159
	Philip Morris International Inc.	5.500%	9/7/2030	6,559	6,912
	Philip Morris International Inc.	4.000%	10/29/2030	12,863	12,743
	Philip Morris International Inc.	1.750%	11/1/2030	15,841	14,129
	Procter & Gamble Co.	1.900%	2/1/2027	1,063	1,042
	Procter & Gamble Co.	2.850%	8/11/2027	13,552	13,381
	Procter & Gamble Co.	3.950%	1/26/2028	18,538	18,662
	Procter & Gamble Co.	4.350%	1/29/2029	19,691	20,083
	Procter & Gamble Co.	3.000%	3/25/2030	25,354	24,471
	Procter & Gamble Co.	4.050%	5/1/2030	27,236	27,426
	Sysco Corp.	3.250%	7/15/2027	6,470	6,393
	Sysco Corp.	5.750%	1/17/2029	17,564	18,401
	Sysco Corp.	2.400%	2/15/2030	1,080	1,006
	Sysco Corp.	5.100%	9/23/2030	16,705	17,270
	Target Corp.	1.950%	1/15/2027	22,962	22,501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Target Corp.	4.350%	6/15/2028	10,231	10,344
	Target Corp.	3.375%	4/15/2029	20,524	20,156
	Target Corp.	2.650%	9/15/2030	7,363	6,914
	Tyson Foods Inc.	3.550%	6/2/2027	24,773	24,562
	Tyson Foods Inc.	4.350%	3/1/2029	34,308	34,414
	Tyson Foods Inc.	5.400%	3/15/2029	21,865	22,617
	Unilever Capital Corp.	2.900%	5/5/2027	17,019	16,827
	Unilever Capital Corp.	4.250%	8/12/2027	3,208	3,233
	Unilever Capital Corp.	3.500%	3/22/2028	21,486	21,347
	Unilever Capital Corp.	4.875%	9/8/2028	21,669	22,278
	Unilever Capital Corp.	2.125%	9/6/2029	15,135	14,228
	Walmart Inc.	4.100%	4/28/2027	12,736	12,822
	Walmart Inc.	3.950%	9/9/2027	21,464	21,574
	Walmart Inc.	3.900%	4/15/2028	18,061	18,176
	Walmart Inc.	3.700%	6/26/2028	32,933	33,017
	Walmart Inc.	1.500%	9/22/2028	26,174	24,718
	Walmart Inc.	3.250%	7/8/2029	7,543	7,423
	Walmart Inc.	2.375%	9/24/2029	2,110	2,008
	Walmart Inc.	4.000%	4/15/2030	7,562	7,651
	Walmart Inc.	4.350%	4/28/2030	20,365	20,745
					2,631,848
Energy (5.9%)
[2]	APA Corp.	4.250%	1/15/2030	9,330	9,159
	Baker Hughes Holdings LLC	3.337%	12/15/2027	22,761	22,504
	Baker Hughes Holdings LLC	3.138%	11/7/2029	20,300	19,629
	Boardwalk Pipelines LP	4.450%	7/15/2027	6,552	6,569
	Boardwalk Pipelines LP	4.800%	5/3/2029	8,155	8,257
[2]	BP Capital Markets America Inc.	3.017%	1/16/2027	9,331	9,242
	BP Capital Markets America Inc.	3.543%	4/6/2027	15,650	15,598
[2]	BP Capital Markets America Inc.	3.588%	4/14/2027	17,749	17,671
	BP Capital Markets America Inc.	5.017%	11/17/2027	33,340	34,031
	BP Capital Markets America Inc.	3.937%	9/21/2028	15,870	15,879
	BP Capital Markets America Inc.	4.234%	11/6/2028	27,850	28,080
	BP Capital Markets America Inc.	4.699%	4/10/2029	17,620	17,979
	BP Capital Markets America Inc.	4.970%	10/17/2029	14,918	15,397
	BP Capital Markets America Inc.	4.868%	11/25/2029	17,754	18,265
	BP Capital Markets America Inc.	3.633%	4/6/2030	29,905	29,418
	BP Capital Markets plc	3.279%	9/19/2027	7,109	7,041
	BP Capital Markets plc	3.723%	11/28/2028	15,684	15,587
	Canadian Natural Resources Ltd.	3.850%	6/1/2027	30,685	30,572
	Canadian Natural Resources Ltd.	5.000%	12/15/2029	17,567	17,996
	Cenovus Energy Inc.	4.250%	4/15/2027	9,311	9,352
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	20,823	21,036
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/2029	20,664	20,208
	Cheniere Energy Inc.	4.625%	10/15/2028	22,463	22,465
	Cheniere Energy Partners LP	4.500%	10/1/2029	23,900	23,899
	Chevron Corp.	1.995%	5/11/2027	27,789	27,118
	Chevron Corp.	2.236%	5/11/2030	3,790	3,522
	Chevron USA Inc.	4.405%	2/26/2027	16,888	17,021
	Chevron USA Inc.	1.018%	8/12/2027	5,140	4,913
	Chevron USA Inc.	3.950%	8/13/2027	20,272	20,379
	Chevron USA Inc.	3.850%	1/15/2028	17,765	17,806
	Chevron USA Inc.	4.475%	2/26/2028	14,401	14,625
	Chevron USA Inc.	4.050%	8/13/2028	26,553	26,790
	Chevron USA Inc.	4.687%	4/15/2030	20,796	21,335
	Chevron USA Inc.	4.300%	10/15/2030	22,659	22,934
	ConocoPhillips Co.	6.950%	4/15/2029	5,686	6,211
	ConocoPhillips Co.	4.700%	1/15/2030	38,654	39,537
	Continental Resources Inc.	4.375%	1/15/2028	13,491	13,447
	Coterra Energy Inc.	3.900%	5/15/2027	20,596	20,510
	Coterra Energy Inc.	4.375%	3/15/2029	4,856	4,866
	DCP Midstream Operating LP	5.625%	7/15/2027	13,955	14,239
	DCP Midstream Operating LP	5.125%	5/15/2029	16,048	16,421
	Diamondback Energy Inc.	3.250%	12/1/2026	10,650	10,563
	Diamondback Energy Inc.	5.200%	4/18/2027	17,303	17,542
	Diamondback Energy Inc.	3.500%	12/1/2029	25,736	24,953
	Diamondback Energy Inc.	5.150%	1/30/2030	25,823	26,578
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/2029	2,904	2,776
	Enbridge Inc.	4.250%	12/1/2026	21,918	21,945

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enbridge Inc.	5.250%	4/5/2027	19,591	19,858
	Enbridge Inc.	3.700%	7/15/2027	1,553	1,544
	Enbridge Inc.	6.000%	11/15/2028	20	21
	Enbridge Inc.	4.200%	11/20/2028	6,075	6,091
	Enbridge Inc.	5.300%	4/5/2029	17,893	18,476
	Enbridge Inc.	3.125%	11/15/2029	19,062	18,272
	Enbridge Inc.	4.900%	6/20/2030	21,145	21,646
	Enbridge Inc.	7.375%	3/15/2055	7,535	8,014
	Energy Transfer LP	6.050%	12/1/2026	5,956	6,057
	Energy Transfer LP	4.400%	3/15/2027	13,307	13,327
	Energy Transfer LP	4.200%	4/15/2027	20,095	20,093
[2]	Energy Transfer LP	5.500%	6/1/2027	32,277	32,781
	Energy Transfer LP	5.550%	2/15/2028	24,756	25,480
	Energy Transfer LP	4.950%	5/15/2028	20,182	20,509
	Energy Transfer LP	4.950%	6/15/2028	18,928	19,256
	Energy Transfer LP	6.100%	12/1/2028	11,545	12,134
	Energy Transfer LP	5.250%	4/15/2029	41,304	42,495
	Energy Transfer LP	5.250%	7/1/2029	25,072	25,878
	Energy Transfer LP	5.200%	4/1/2030	745	771
	Energy Transfer LP	3.750%	5/15/2030	11,910	11,619
	Enterprise Products Operating LLC	3.950%	2/15/2027	11,914	11,920
	Enterprise Products Operating LLC	4.300%	6/20/2028	5,770	5,817
	Enterprise Products Operating LLC	4.150%	10/16/2028	15,754	15,859
	Enterprise Products Operating LLC	3.125%	7/31/2029	27,391	26,572
	Enterprise Products Operating LLC	2.800%	1/31/2030	29,356	27,908
[2]	Enterprise Products Operating LLC	5.250%	8/16/2077	2,232	2,228
[2]	Enterprise Products Operating LLC	5.375%	2/15/2078	10,327	10,301
	EOG Resources Inc.	4.400%	7/15/2028	9,480	9,587
	EOG Resources Inc.	4.375%	4/15/2030	10,467	10,561
	EQT Corp.	3.900%	10/1/2027	29,398	29,226
	EQT Corp.	4.500%	1/15/2029	14,570	14,578
	EQT Corp.	6.375%	4/1/2029	6,920	7,170
	EQT Corp.	7.000%	2/1/2030	10,120	11,001
	EQT Corp.	7.500%	6/1/2030	18,355	20,251
	Expand Energy Corp.	5.375%	2/1/2029	13,057	13,086
	Expand Energy Corp.	5.375%	3/15/2030	17,300	17,559
	Exxon Mobil Corp.	3.294%	3/19/2027	2,095	2,083
	Exxon Mobil Corp.	2.440%	8/16/2029	11,586	11,084
	Exxon Mobil Corp.	3.482%	3/19/2030	47,290	46,406
	Exxon Mobil Corp.	2.610%	10/15/2030	20,945	19,663
	Halliburton Co.	2.920%	3/1/2030	17,463	16,577
	Helmerich & Payne Inc.	4.650%	12/1/2027	620	624
	Helmerich & Payne Inc.	4.850%	12/1/2029	7,450	7,478
	Hess Corp.	4.300%	4/1/2027	31,849	31,963
	HF Sinclair Corp.	5.000%	2/1/2028	11,181	11,193
	HF Sinclair Corp.	4.500%	10/1/2030	4,950	4,897
	Kinder Morgan Inc.	4.300%	3/1/2028	38,432	38,645
	Kinder Morgan Inc.	5.000%	2/1/2029	24,552	25,173
	Kinder Morgan Inc.	5.100%	8/1/2029	10,929	11,256
	Kinder Morgan Inc.	5.150%	6/1/2030	20,440	21,184
	Marathon Petroleum Corp.	5.125%	12/15/2026	16,501	16,635
	Marathon Petroleum Corp.	3.800%	4/1/2028	4,830	4,797
	Marathon Petroleum Corp.	5.150%	3/1/2030	23,677	24,416
	MPLX LP	4.125%	3/1/2027	28,083	28,058
	MPLX LP	4.250%	12/1/2027	12,794	12,824
	MPLX LP	4.800%	2/15/2029	14,515	14,757
	MPLX LP	2.650%	8/15/2030	20,460	18,946
	NOV Inc.	3.600%	12/1/2029	8,525	8,322
	Occidental Petroleum Corp.	5.000%	8/1/2027	16,763	17,069
	Occidental Petroleum Corp.	5.200%	8/1/2029	28,403	29,099
	Occidental Petroleum Corp.	8.875%	7/15/2030	5,554	6,435
	Occidental Petroleum Corp.	6.625%	9/1/2030	26,379	28,403
	ONEOK Inc.	4.000%	7/13/2027	21,354	21,313
	ONEOK Inc.	4.250%	9/24/2027	6,190	6,206
	ONEOK Inc.	4.550%	7/15/2028	123	124
	ONEOK Inc.	5.650%	11/1/2028	13,066	13,584
	ONEOK Inc.	4.350%	3/15/2029	13,846	13,879
	ONEOK Inc.	5.375%	6/1/2029	21,469	22,121
	ONEOK Inc.	4.400%	10/15/2029	27,241	27,334
	ONEOK Inc.	3.250%	6/1/2030	6,685	6,361

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ovintiv Inc.	5.650%	5/15/2028	16,861	17,366
	Patterson-UTI Energy Inc.	3.950%	2/1/2028	18,782	18,490
	Phillips 66	3.900%	3/15/2028	13,886	13,823
	Phillips 66 Co.	4.950%	12/1/2027	18,794	19,117
	Phillips 66 Co.	3.750%	3/1/2028	13,674	13,583
	Pioneer Natural Resources Co.	1.900%	8/15/2030	350	317
	Plains All American Pipeline LP	4.500%	12/15/2026	14,412	14,452
	Plains All American Pipeline LP	3.550%	12/15/2029	20,182	19,600
	Plains All American Pipeline LP	3.800%	9/15/2030	9,300	9,018
	Sabine Pass Liquefaction LLC	5.000%	3/15/2027	35,764	35,976
	Sabine Pass Liquefaction LLC	4.200%	3/15/2028	21,379	21,419
	Sabine Pass Liquefaction LLC	4.500%	5/15/2030	51,251	51,570
	Schlumberger Investment SA	2.650%	6/26/2030	3,018	2,837
[2]	Shell Finance US Inc.	2.375%	11/7/2029	37,023	34,938
[2]	Shell Finance US Inc.	2.750%	4/6/2030	20,290	19,314
	Shell Finance US Inc.	4.125%	11/6/2030	9,155	9,200
	Shell International Finance BV	3.875%	11/13/2028	30,849	30,873
	South Bow USA Infrastructure Holdings LLC	4.911%	9/1/2027	9,885	9,962
	South Bow USA Infrastructure Holdings LLC	5.026%	10/1/2029	14,522	14,749
	Targa Resources Corp.	5.200%	7/1/2027	1,037	1,053
	Targa Resources Corp.	4.350%	1/15/2029	5,131	5,149
	Targa Resources Corp.	6.150%	3/1/2029	20,690	21,830
	Targa Resources Corp.	4.900%	9/15/2030	16,200	16,515
	Targa Resources Partners LP	6.875%	1/15/2029	1,200	1,218
	Targa Resources Partners LP	5.500%	3/1/2030	15,790	16,073
	TC PipeLines LP	3.900%	5/25/2027	10,114	10,072
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/2027	788	817
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/2028	1,997	2,150
	TotalEnergies Capital International SA	3.455%	2/19/2029	39,475	38,878
	TotalEnergies Capital International SA	2.829%	1/10/2030	26,527	25,342
	TotalEnergies Capital SA	3.883%	10/11/2028	17,877	17,910
	TransCanada PipeLines Ltd.	4.250%	5/15/2028	37,365	37,462
	TransCanada PipeLines Ltd.	4.100%	4/15/2030	17,210	17,051
	TransCanada PipeLines Ltd.	7.000%	6/1/2065	12,736	13,043
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/2030	5,881	5,632
	Valero Energy Corp.	2.150%	9/15/2027	5,753	5,557
	Valero Energy Corp.	4.350%	6/1/2028	307	309
	Valero Energy Corp.	4.000%	4/1/2029	11,328	11,256
	Valero Energy Corp.	5.150%	2/15/2030	5,648	5,826
	Valero Energy Partners LP	4.500%	3/15/2028	8,663	8,727
	Viper Energy Partners LLC	4.900%	8/1/2030	6,001	6,072
	Western Midstream Operating LP	4.500%	3/1/2028	1,241	1,245
	Western Midstream Operating LP	6.350%	1/15/2029	14,951	15,768
	Western Midstream Operating LP	4.050%	2/1/2030	18,004	17,678
	Williams Cos. Inc.	3.750%	6/15/2027	32,049	31,848
	Williams Cos. Inc.	5.300%	8/15/2028	1,835	1,890
	Williams Cos. Inc.	4.900%	3/15/2029	28,962	29,579
	Williams Cos. Inc.	4.625%	6/30/2030	30,385	30,722
	Williams Cos. Inc.	3.500%	11/15/2030	10,000	9,598
	Woodside Finance Ltd.	4.900%	5/19/2028	5,478	5,559
	Woodside Finance Ltd.	5.400%	5/19/2030	21,483	22,153
					2,749,306
Financials (38.4%)
	ACE Capital Trust II	9.700%	4/1/2030	4,500	5,411
[2]	Aegon Ltd.	5.500%	4/11/2048	12,919	13,061
	AerCap Ireland Capital DAC	6.100%	1/15/2027	425	433
	AerCap Ireland Capital DAC	6.450%	4/15/2027	29,446	30,291
	AerCap Ireland Capital DAC	3.650%	7/21/2027	30,273	30,038
	AerCap Ireland Capital DAC	3.875%	1/23/2028	16,983	16,881
	AerCap Ireland Capital DAC	4.875%	4/1/2028	4,570	4,646
	AerCap Ireland Capital DAC	5.750%	6/6/2028	2,792	2,893
	AerCap Ireland Capital DAC	3.000%	10/29/2028	63,352	61,340
	AerCap Ireland Capital DAC	5.100%	1/19/2029	17,781	18,220
	AerCap Ireland Capital DAC	4.625%	9/10/2029	19,281	19,508
	AerCap Ireland Capital DAC	6.150%	9/30/2030	31,309	33,633
	AerCap Ireland Capital DAC	6.950%	3/10/2055	12,690	13,314
	Affiliated Managers Group Inc.	3.300%	6/15/2030	5,000	4,784
	Aflac Inc.	3.600%	4/1/2030	16,416	16,157
	Air Lease Corp.	2.200%	1/15/2027	14,764	14,426

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Air Lease Corp.	3.625%	4/1/2027	8,176	8,102
	Air Lease Corp.	3.625%	12/1/2027	3,647	3,597
	Air Lease Corp.	5.850%	12/15/2027	5,785	5,953
	Air Lease Corp.	5.300%	2/1/2028	17,385	17,693
	Air Lease Corp.	2.100%	9/1/2028	8,920	8,388
	Air Lease Corp.	5.100%	3/1/2029	8,936	9,078
	Air Lease Corp.	3.250%	10/1/2029	13,477	12,875
[2]	Air Lease Corp.	3.000%	2/1/2030	10,060	9,416
	Alleghany Corp.	3.625%	5/15/2030	16,293	15,968
	Allstate Corp.	3.280%	12/15/2026	9,800	9,734
	Allstate Corp.	5.050%	6/24/2029	21,762	22,487
	Ally Financial Inc.	7.100%	11/15/2027	26,851	28,135
	Ally Financial Inc.	2.200%	11/2/2028	16,926	15,911
	Ally Financial Inc.	5.737%	5/15/2029	21,621	22,114
	Ally Financial Inc.	6.992%	6/13/2029	14,387	15,148
	Ally Financial Inc.	6.848%	1/3/2030	9,719	10,274
	American Express Co.	2.550%	3/4/2027	27,697	27,248
	American Express Co.	3.300%	5/3/2027	27,951	27,746
	American Express Co.	5.850%	11/5/2027	10,556	10,931
	American Express Co.	5.098%	2/16/2028	33,446	33,882
	American Express Co.	5.043%	7/26/2028	17,738	18,033
	American Express Co.	4.731%	4/25/2029	19,052	19,371
	American Express Co.	4.050%	5/3/2029	16,437	16,541
	American Express Co.	4.351%	7/20/2029	27,418	27,642
	American Express Co.	5.282%	7/27/2029	28,565	29,499
	American Express Co.	5.532%	4/25/2030	23,662	24,749
	American Express Co.	5.085%	1/30/2031	31,581	32,637
	American Express Co.	5.016%	4/25/2031	38,880	40,148
	American Express Co.	6.489%	10/30/2031	16,300	17,874
[2]	American Express Credit Corp.	3.300%	5/3/2027	1,391	1,382
	American Financial Group Inc.	5.250%	4/2/2030	4,500	4,718
	American International Group Inc.	4.850%	5/7/2030	7,987	8,189
	American International Group Inc.	3.400%	6/30/2030	3,707	3,575
	American National Group Inc.	5.000%	6/15/2027	30	30
	American National Group Inc.	5.750%	10/1/2029	20,996	21,753
	Ameriprise Financial Inc.	5.700%	12/15/2028	13,003	13,622
	Aon Corp.	2.850%	5/28/2027	13,161	12,930
	Aon Corp.	3.750%	5/2/2029	24,006	23,711
	Aon Corp.	2.800%	5/15/2030	9,849	9,289
	Aon North America Inc.	5.125%	3/1/2027	18,200	18,422
	Aon North America Inc.	5.150%	3/1/2029	26,765	27,597
	Apollo Debt Solutions BDC	6.900%	4/13/2029	18,538	19,441
[3]	Apollo Debt Solutions BDC	5.875%	8/30/2030	4,385	4,444
	Arch Capital Finance LLC	4.011%	12/15/2026	3,238	3,237
	Ares Capital Corp.	7.000%	1/15/2027	15,000	15,391
	Ares Capital Corp.	2.875%	6/15/2028	19,965	19,051
	Ares Capital Corp.	5.875%	3/1/2029	14,420	14,804
	Ares Capital Corp.	5.950%	7/15/2029	15,195	15,623
	Ares Capital Corp.	5.500%	9/1/2030	13,830	13,949
	Ares Management Corp.	6.375%	11/10/2028	4,574	4,836
	Ares Strategic Income Fund	5.700%	3/15/2028	11,988	12,142
[3]	Ares Strategic Income Fund	5.450%	9/9/2028	9,960	10,018
[3]	Ares Strategic Income Fund	4.850%	1/15/2029	17,016	16,803
	Ares Strategic Income Fund	6.350%	8/15/2029	9,255	9,542
	Ares Strategic Income Fund	5.600%	2/15/2030	21,103	21,210
[3]	Ares Strategic Income Fund	5.800%	9/9/2030	13,255	13,408
	Arthur J Gallagher & Co.	4.600%	12/15/2027	11,738	11,852
	Arthur J Gallagher & Co.	4.850%	12/15/2029	10,864	11,109
	Associated Banc-Corp.	6.455%	8/29/2030	2,993	3,114
	Assurant Inc.	4.900%	3/27/2028	3,196	3,236
	Assurant Inc.	3.700%	2/22/2030	2,944	2,867
	Assured Guaranty US Holdings Inc.	6.125%	9/15/2028	5,718	6,010
	Athene Holding Ltd.	4.125%	1/12/2028	34,639	34,542
	Athene Holding Ltd.	6.150%	4/3/2030	21,827	23,146
[2]	Australia & New Zealand Banking Group Ltd.	4.420%	12/16/2026	18,844	18,953
[2]	Australia & New Zealand Banking Group Ltd.	4.750%	1/18/2027	5,589	5,646
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/2027	4,525	4,603
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/2029	20,594	21,118
[2]	AXIS Specialty Finance LLC	4.900%	1/15/2040	5,440	5,247
	AXIS Specialty Finance plc	4.000%	12/6/2027	323	322

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bain Capital Specialty Finance Inc.	5.950%	3/15/2030	6,004	5,998
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/2028	18,246	18,867
	Banco Bilbao Vizcaya Argentaria SA	5.381%	3/13/2029	32,326	33,532
	Banco Santander SA	4.250%	4/11/2027	31,732	31,790
	Banco Santander SA	5.294%	8/18/2027	37,662	38,342
	Banco Santander SA	6.527%	11/7/2027	8,895	9,091
	Banco Santander SA	3.800%	2/23/2028	305	303
	Banco Santander SA	4.175%	3/24/2028	34,470	34,439
	Banco Santander SA	4.379%	4/12/2028	14,774	14,836
[2]	Banco Santander SA	5.365%	7/15/2028	14,739	15,025
	Banco Santander SA	5.588%	8/8/2028	25,414	26,371
	Banco Santander SA	6.607%	11/7/2028	5,056	5,407
	Banco Santander SA	3.306%	6/27/2029	27,954	27,195
	Banco Santander SA	5.565%	1/17/2030	28,598	29,885
	Banco Santander SA	5.538%	3/14/2030	24,005	24,889
	Banco Santander SA	3.490%	5/28/2030	17,444	16,835
[2]	Bank of America Corp.	3.248%	10/21/2027	30,727	30,397
[2]	Bank of America Corp.	4.183%	11/25/2027	38,979	39,033
[2]	Bank of America Corp.	3.824%	1/20/2028	32,334	32,237
[2]	Bank of America Corp.	2.551%	2/4/2028	22,296	21,904
[2]	Bank of America Corp.	3.705%	4/24/2028	36,283	36,100
	Bank of America Corp.	4.376%	4/27/2028	56,460	56,670
[2]	Bank of America Corp.	3.593%	7/21/2028	52,750	52,337
[2]	Bank of America Corp.	4.948%	7/22/2028	67,194	68,143
	Bank of America Corp.	6.204%	11/10/2028	33,798	35,140
[2]	Bank of America Corp.	3.419%	12/20/2028	117,045	115,652
	Bank of America Corp.	4.979%	1/24/2029	20,893	21,293
[2]	Bank of America Corp.	3.970%	3/5/2029	59,468	59,348
	Bank of America Corp.	5.202%	4/25/2029	72,835	74,676
[2]	Bank of America Corp.	2.087%	6/14/2029	61,433	58,516
[2]	Bank of America Corp.	4.271%	7/23/2029	60,224	60,552
	Bank of America Corp.	5.819%	9/15/2029	58,679	61,330
[2]	Bank of America Corp.	3.974%	2/7/2030	65,715	65,417
[2]	Bank of America Corp.	2.884%	10/22/2030	52,836	50,410
	Bank of America Corp.	5.162%	1/24/2031	56,128	58,243
[2]	Bank of America Corp.	2.496%	2/13/2031	76,587	71,590
[2]	Bank of America Corp.	2.592%	4/29/2031	27,803	25,976
[2]	Bank of America Corp.	1.922%	10/24/2031	48,153	43,155
	Bank of Montreal	5.266%	12/11/2026	27,228	27,597
[2]	Bank of Montreal	2.650%	3/8/2027	36,223	35,656
	Bank of Montreal	5.370%	6/4/2027	327	334
	Bank of Montreal	5.203%	2/1/2028	21,287	21,835
	Bank of Montreal	4.062%	9/22/2028	10,352	10,357
	Bank of Montreal	5.717%	9/25/2028	12,477	13,028
	Bank of Montreal	4.640%	9/10/2030	13,121	13,309
[2]	Bank of Montreal	3.803%	12/15/2032	16,242	16,009
[2]	Bank of New York Mellon Corp.	2.050%	1/26/2027	7,852	7,696
[2]	Bank of New York Mellon Corp.	3.250%	5/16/2027	9,296	9,222
[2]	Bank of New York Mellon Corp.	3.400%	1/29/2028	27,411	27,196
[2]	Bank of New York Mellon Corp.	3.442%	2/7/2028	33,302	33,092
	Bank of New York Mellon Corp.	4.441%	6/9/2028	24,706	24,878
[2]	Bank of New York Mellon Corp.	3.992%	6/13/2028	3,010	3,014
[2]	Bank of New York Mellon Corp.	1.650%	7/14/2028	728	690
	Bank of New York Mellon Corp.	4.890%	7/21/2028	16,528	16,769
[2]	Bank of New York Mellon Corp.	5.802%	10/25/2028	25,316	26,165
[2]	Bank of New York Mellon Corp.	3.000%	10/30/2028	16,009	15,577
	Bank of New York Mellon Corp.	4.543%	2/1/2029	17,568	17,775
	Bank of New York Mellon Corp.	4.729%	4/20/2029	9,549	9,716
[2]	Bank of New York Mellon Corp.	3.300%	8/23/2029	1,518	1,477
[2]	Bank of New York Mellon Corp.	6.317%	10/25/2029	10,950	11,642
[2]	Bank of New York Mellon Corp.	4.975%	3/14/2030	25,184	25,949
	Bank of New York Mellon Corp.	4.942%	2/11/2031	21,124	21,746
	Bank of Nova Scotia	1.950%	2/2/2027	5,935	5,805
	Bank of Nova Scotia	2.951%	3/11/2027	15,564	15,379
[2]	Bank of Nova Scotia	5.400%	6/4/2027	17,351	17,730
	Bank of Nova Scotia	5.250%	6/12/2028	209	216
	Bank of Nova Scotia	4.404%	9/8/2028	2,821	2,836
	Bank of Nova Scotia	4.043%	9/15/2028	35,197	35,160
	Bank of Nova Scotia	4.932%	2/14/2029	6,470	6,589
[2]	Bank of Nova Scotia	5.450%	8/1/2029	7,256	7,581

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of Nova Scotia	4.850%	2/1/2030	12,663	12,987
	Bank of Nova Scotia	5.130%	2/14/2031	5,238	5,403
	Bank of Nova Scotia	4.338%	9/15/2031	30,152	30,144
	BankUnited Inc.	5.125%	6/11/2030	2,320	2,328
	Barclays plc	2.279%	11/24/2027	28,642	28,109
	Barclays plc	4.337%	1/10/2028	17,586	17,620
	Barclays plc	5.674%	3/12/2028	3,347	3,408
	Barclays plc	4.836%	5/9/2028	50,387	50,690
	Barclays plc	5.501%	8/9/2028	30,493	31,114
	Barclays plc	4.837%	9/10/2028	10,273	10,387
	Barclays plc	7.385%	11/2/2028	32,475	34,358
	Barclays plc	5.086%	2/25/2029	28,823	29,377
[2]	Barclays plc	4.972%	5/16/2029	14,228	14,472
	Barclays plc	6.490%	9/13/2029	31,717	33,547
	Barclays plc	4.476%	11/11/2029	22,068	22,198
	Barclays plc	5.690%	3/12/2030	44,467	46,304
[2]	Barclays plc	5.088%	6/20/2030	3,770	3,836
	Barclays plc	4.942%	9/10/2030	39,098	39,874
	Barclays plc	5.367%	2/25/2031	40,573	41,998
	Barclays plc	2.645%	6/24/2031	6,613	6,122
	Barclays plc	3.564%	9/23/2035	16,077	15,191
	Barings BDC Inc.	5.200%	9/15/2028	2,650	2,639
	Barings BDC Inc.	7.000%	2/15/2029	4,096	4,239
[3]	Barings Private Credit Corp.	6.150%	6/11/2030	12,550	12,462
	Berkshire Hathaway Finance Corp.	2.300%	3/15/2027	10,540	10,360
	Berkshire Hathaway Finance Corp.	1.450%	10/15/2030	20,000	17,817
	BGC Group Inc.	6.600%	6/10/2029	6,361	6,637
	BGC Group Inc.	6.150%	4/2/2030	10,633	10,964
	BlackRock Funding Inc.	4.600%	7/26/2027	13,629	13,803
	BlackRock Funding Inc.	4.700%	3/14/2029	4,170	4,272
	Blackrock Inc.	3.250%	4/30/2029	14,358	14,088
	Blackrock Inc.	2.400%	4/30/2030	10,971	10,277
	Blackstone Private Credit Fund	2.625%	12/15/2026	15,444	15,130
	Blackstone Private Credit Fund	3.250%	3/15/2027	13,506	13,269
	Blackstone Private Credit Fund	4.950%	9/26/2027	12,110	12,176
	Blackstone Private Credit Fund	7.300%	11/27/2028	12,397	13,179
	Blackstone Private Credit Fund	5.950%	7/16/2029	12,853	13,135
	Blackstone Private Credit Fund	5.600%	11/22/2029	13,051	13,212
	Blackstone Private Credit Fund	5.050%	9/10/2030	9,282	9,158
	Blackstone Reg Finance Co. LLC	4.300%	11/3/2030	4,545	4,550
	Blackstone Secured Lending Fund	5.875%	11/15/2027	7,084	7,230
	Blackstone Secured Lending Fund	5.350%	4/13/2028	18,346	18,530
	Blackstone Secured Lending Fund	5.300%	6/30/2030	6,095	6,114
	Blackstone Secured Lending Fund	5.125%	1/31/2031	10,700	10,598
	Blue Owl Capital Corp.	2.875%	6/11/2028	4,390	4,141
	Blue Owl Capital Corp.	5.950%	3/15/2029	20,644	20,920
	Blue Owl Capital Corp.	6.200%	7/15/2030	7,175	7,323
[2]	Blue Owl Credit Income Corp.	4.700%	2/8/2027	563	560
[2]	Blue Owl Credit Income Corp.	7.750%	9/16/2027	40	42
	Blue Owl Credit Income Corp.	7.950%	6/13/2028	1,735	1,838
	Blue Owl Credit Income Corp.	7.750%	1/15/2029	2,782	2,945
	Blue Owl Credit Income Corp.	6.600%	9/15/2029	19,115	19,649
	Blue Owl Credit Income Corp.	5.800%	3/15/2030	26,148	26,103
	Blue Owl Technology Finance Corp.	2.500%	1/15/2027	4,756	4,610
[3]	Blue Owl Technology Finance Corp.	6.100%	3/15/2028	12,204	12,241
	Blue Owl Technology Finance Corp.	6.750%	4/4/2029	13,082	13,324
[2]	BPCE SA	3.375%	12/2/2026	9,876	9,816
	Brighthouse Financial Inc.	5.625%	5/15/2030	84	85
	Brookfield Finance Inc.	3.900%	1/25/2028	26,452	26,361
	Brookfield Finance Inc.	4.850%	3/29/2029	18,338	18,666
	Brookfield Finance Inc.	4.350%	4/15/2030	8,545	8,581
	Brown & Brown Inc.	4.600%	12/23/2026	13,346	13,402
	Brown & Brown Inc.	4.500%	3/15/2029	3,484	3,497
	Brown & Brown Inc.	4.900%	6/23/2030	16,897	17,128
	Canadian Imperial Bank of Commerce	3.450%	4/7/2027	35,016	34,809
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	11,486	11,715
	Canadian Imperial Bank of Commerce	4.862%	1/13/2028	15,000	15,124
	Canadian Imperial Bank of Commerce	5.001%	4/28/2028	29,916	30,605
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	40,470	41,108
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	21,391	22,187

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	17,586	18,224
	Canadian Imperial Bank of Commerce	4.580%	9/8/2031	16,155	16,304
	Capital One Financial Corp.	4.100%	2/9/2027	29,113	29,095
	Capital One Financial Corp.	3.750%	3/9/2027	20,491	20,408
	Capital One Financial Corp.	3.650%	5/11/2027	33,794	33,611
	Capital One Financial Corp.	4.927%	5/10/2028	29,611	29,928
	Capital One Financial Corp.	5.468%	2/1/2029	13,239	13,582
	Capital One Financial Corp.	6.312%	6/8/2029	21,190	22,243
	Capital One Financial Corp.	5.700%	2/1/2030	4,129	4,297
	Capital One Financial Corp.	3.273%	3/1/2030	32,247	31,296
	Capital One Financial Corp.	5.247%	7/26/2030	800	824
	Capital One Financial Corp.	5.463%	7/26/2030	27,091	28,105
	Capital One Financial Corp.	4.493%	9/11/2031	24,105	24,091
[2]	Capital One Financial Corp.	7.624%	10/30/2031	28,500	32,243
[2]	Capital One NA	4.650%	9/13/2028	19,605	19,906
[2]	Capital One NA	2.700%	2/6/2030	11,119	10,477
	Capital Southwest Corp.	5.950%	9/18/2030	6,665	6,698
	Carlyle Secured Lending Inc.	6.750%	2/18/2030	5,500	5,649
	Cboe Global Markets Inc.	3.650%	1/12/2027	10,277	10,239
	Charles Schwab Corp.	3.200%	3/2/2027	13,033	12,915
	Charles Schwab Corp.	2.450%	3/3/2027	42,604	41,829
	Charles Schwab Corp.	3.300%	4/1/2027	29,590	29,361
	Charles Schwab Corp.	3.200%	1/25/2028	21,343	21,049
	Charles Schwab Corp.	2.000%	3/20/2028	16,413	15,763
	Charles Schwab Corp.	5.643%	5/19/2029	29,157	30,293
	Charles Schwab Corp.	3.250%	5/22/2029	17,981	17,520
	Charles Schwab Corp.	2.750%	10/1/2029	7,131	6,801
	Charles Schwab Corp.	4.343%	11/14/2031	16,500	16,549
	Chubb INA Holdings LLC	4.650%	8/15/2029	11,660	11,927
	Chubb INA Holdings LLC	1.375%	9/15/2030	23,150	20,406
[2]	Citibank NA	5.488%	12/4/2026	38,045	38,572
	Citibank NA	4.576%	5/29/2027	11,615	11,727
	Citibank NA	5.803%	9/29/2028	50,335	52,807
	Citibank NA	4.838%	8/6/2029	1,350	1,385
[2]	Citibank NA	4.914%	5/29/2030	60,083	61,969
	Citigroup Inc.	4.600%	3/9/2026	1	1
	Citigroup Inc.	4.450%	9/29/2027	82,634	83,032
[2]	Citigroup Inc.	3.887%	1/10/2028	34,913	34,821
	Citigroup Inc.	6.625%	1/15/2028	575	608
[2]	Citigroup Inc.	3.070%	2/24/2028	54,218	53,530
	Citigroup Inc.	4.643%	5/7/2028	36,841	37,115
	Citigroup Inc.	4.658%	5/24/2028	40,716	41,048
[2]	Citigroup Inc.	3.668%	7/24/2028	52,233	51,880
	Citigroup Inc.	4.125%	7/25/2028	42,096	42,105
[2]	Citigroup Inc.	3.520%	10/27/2028	25,824	25,546
	Citigroup Inc.	4.786%	3/4/2029	1,346	1,365
[2]	Citigroup Inc.	4.075%	4/23/2029	17,589	17,576
	Citigroup Inc.	5.174%	2/13/2030	67,488	69,444
[2]	Citigroup Inc.	3.980%	3/20/2030	43,445	43,128
	Citigroup Inc.	4.542%	9/19/2030	66,001	66,655
[2]	Citigroup Inc.	2.976%	11/5/2030	23,557	22,481
[2]	Citigroup Inc.	2.666%	1/29/2031	18,174	17,027
[2]	Citigroup Inc.	4.412%	3/31/2031	75,384	75,528
	Citigroup Inc.	4.952%	5/7/2031	16,900	17,324
[2]	Citigroup Inc.	2.572%	6/3/2031	47,774	44,360
	Citigroup Inc.	4.503%	9/11/2031	18,299	18,413
	Citigroup Inc.	5.592%	11/19/2034	39,652	40,819
	Citizens Bank NA	4.575%	8/9/2028	8,151	8,205
	Citizens Financial Group Inc.	5.841%	1/23/2030	31,558	32,879
	Citizens Financial Group Inc.	3.250%	4/30/2030	8,295	7,905
	Citizens Financial Group Inc.	5.253%	3/5/2031	14,636	15,009
	CME Group Inc.	3.750%	6/15/2028	1,216	1,217
	CME Group Inc.	4.400%	3/15/2030	16,899	17,150
	CNA Financial Corp.	3.450%	8/15/2027	1,362	1,347
	CNA Financial Corp.	3.900%	5/1/2029	4,615	4,570
	CNA Financial Corp.	2.050%	8/15/2030	9,049	8,158
	CNO Financial Group Inc.	5.250%	5/30/2029	13,561	13,814
	Comerica Inc.	4.000%	2/1/2029	65	64
	Comerica Inc.	5.982%	1/30/2030	18,991	19,792
	Commonwealth Bank of Australia	4.577%	11/27/2026	27,191	27,382

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Bank of Australia	4.423%	3/14/2028	8,510	8,624
[2]	Commonwealth Bank of Australia	4.150%	10/1/2030	6,300	6,339
	Cooperatieve Rabobank UA	4.883%	1/21/2028	13,806	14,126
	Cooperatieve Rabobank UA	4.800%	1/9/2029	9,168	9,405
	Cooperatieve Rabobank UA	4.494%	10/17/2029	20,437	20,878
	Corebridge Financial Inc.	3.650%	4/5/2027	35,107	34,836
	Corebridge Financial Inc.	3.850%	4/5/2029	29,245	28,814
	Corebridge Financial Inc.	6.875%	12/15/2052	18,133	18,506
	Deutsche Bank AG	5.371%	9/9/2027	3,009	3,081
	Deutsche Bank AG	2.311%	11/16/2027	39,207	38,497
	Deutsche Bank AG	2.552%	1/7/2028	40,066	39,307
	Deutsche Bank AG	5.706%	2/8/2028	2,433	2,472
[2]	Deutsche Bank AG	5.373%	1/10/2029	23,088	23,571
	Deutsche Bank AG	6.720%	1/18/2029	26,352	27,617
	Deutsche Bank AG	5.414%	5/10/2029	23,918	24,901
	Deutsche Bank AG	6.819%	11/20/2029	20,507	21,909
	Deutsche Bank AG	4.999%	9/11/2030	35,052	35,658
	Deutsche Bank AG	5.297%	5/9/2031	42,546	43,711
	Deutsche Bank AG	4.950%	8/4/2031	27,722	28,120
[2]	Deutsche Bank AG	3.547%	9/18/2031	24,233	23,091
	Deutsche Bank AG	4.875%	12/1/2032	18,332	18,358
	Enact Holdings Inc.	6.250%	5/28/2029	21,199	22,238
	Enstar Finance LLC	5.500%	1/15/2042	7,253	7,158
	Enstar Group Ltd.	4.950%	6/1/2029	9,031	9,141
	Equitable Holdings Inc.	4.350%	4/20/2028	12,961	13,015
	Essent Group Ltd.	6.250%	7/1/2029	8,685	9,087
	F&G Annuities & Life Inc.	6.500%	6/4/2029	7,140	7,447
	Fairfax Financial Holdings Ltd.	4.850%	4/17/2028	6,175	6,252
	Fairfax Financial Holdings Ltd.	4.625%	4/29/2030	17,123	17,202
	Fidelity National Financial Inc.	4.500%	8/15/2028	3,789	3,808
	Fidelity National Financial Inc.	3.400%	6/15/2030	7,752	7,392
	Fifth Third Bancorp	2.550%	5/5/2027	15,406	15,085
	Fifth Third Bancorp	4.055%	4/25/2028	900	898
	Fifth Third Bancorp	6.361%	10/27/2028	26,582	27,675
	Fifth Third Bancorp	6.339%	7/27/2029	14,423	15,198
	Fifth Third Bancorp	4.772%	7/28/2030	34,578	35,039
	Fifth Third Bancorp	4.895%	9/6/2030	28,225	28,709
[2]	Fifth Third Bank NA	2.250%	2/1/2027	6,267	6,145
	First American Financial Corp.	4.000%	5/15/2030	5,705	5,533
	First Citizens BancShares Inc.	5.600%	9/5/2035	14,498	14,473
[2]	First Horizon Bank	5.750%	5/1/2030	6,939	7,193
	First Horizon Corp.	5.514%	3/7/2031	6,938	7,194
	FNB Corp.	5.722%	12/11/2030	9,970	10,189
	Franklin BSP Capital Corp.	7.200%	6/15/2029	3,803	3,926
[3]	Franklin BSP Capital Corp.	6.000%	10/2/2030	5,050	4,994
	Franklin Resources Inc.	1.600%	10/30/2030	14,400	12,738
	FS KKR Capital Corp.	3.125%	10/12/2028	7,632	7,067
	FS KKR Capital Corp.	7.875%	1/15/2029	741	772
	FS KKR Capital Corp.	6.875%	8/15/2029	12,071	12,284
	FS KKR Capital Corp.	6.125%	1/15/2030	8,755	8,706
	GATX Corp.	5.400%	3/15/2027	4,703	4,770
	GATX Corp.	3.850%	3/30/2027	3,570	3,553
	GATX Corp.	3.500%	3/15/2028	2	2
	GATX Corp.	4.550%	11/7/2028	6,864	6,928
	GATX Corp.	4.700%	4/1/2029	3,304	3,350
	GATX Corp.	4.000%	6/30/2030	9,086	8,958
	Global Payments Inc.	2.150%	1/15/2027	19,441	18,990
	Global Payments Inc.	4.950%	8/15/2027	4,534	4,577
	Global Payments Inc.	4.500%	11/15/2028	40,000	40,140
	Global Payments Inc.	2.900%	5/15/2030	25,538	23,668
	Global Payments Inc.	4.875%	11/15/2030	38,433	38,556
	Globe Life Inc.	4.550%	9/15/2028	8,551	8,640
	Globe Life Inc.	2.150%	8/15/2030	5,220	4,733
	Goldman Sachs BDC Inc.	6.375%	3/11/2027	15,424	15,762
	Goldman Sachs BDC Inc.	5.650%	9/9/2030	7,224	7,294
	Goldman Sachs Group Inc.	5.950%	1/15/2027	21,851	22,313
	Goldman Sachs Group Inc.	3.850%	1/26/2027	27,584	27,535
	Goldman Sachs Group Inc.	2.640%	2/24/2028	65,208	64,039
	Goldman Sachs Group Inc.	3.615%	3/15/2028	70,243	69,794
	Goldman Sachs Group Inc.	4.937%	4/23/2028	49,996	50,556

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Goldman Sachs Group Inc.	3.691%	6/5/2028	41,301	41,033
	Goldman Sachs Group Inc.	4.482%	8/23/2028	50,779	51,110
[2]	Goldman Sachs Group Inc.	3.814%	4/23/2029	29,273	29,071
[2]	Goldman Sachs Group Inc.	4.223%	5/1/2029	47,424	47,518
	Goldman Sachs Group Inc.	4.153%	10/21/2029	650	651
	Goldman Sachs Group Inc.	6.484%	10/24/2029	27,476	29,206
	Goldman Sachs Group Inc.	2.600%	2/7/2030	28,797	27,066
	Goldman Sachs Group Inc.	3.800%	3/15/2030	28,883	28,494
	Goldman Sachs Group Inc.	5.727%	4/25/2030	58,953	61,750
	Goldman Sachs Group Inc.	5.049%	7/23/2030	58,388	59,978
	Goldman Sachs Group Inc.	4.692%	10/23/2030	27,306	27,750
[2]	Goldman Sachs Group Inc.	5.207%	1/28/2031	52,185	54,074
	Goldman Sachs Group Inc.	5.218%	4/23/2031	67,171	69,606
[2]	Goldman Sachs Group Inc.	4.369%	10/21/2031	34,025	34,065
[3]	Goldman Sachs Private Credit Corp.	5.875%	5/6/2028	4,800	4,879
[3]	Goldman Sachs Private Credit Corp.	5.375%	1/31/2029	7,541	7,538
[3]	Goldman Sachs Private Credit Corp.	6.250%	5/6/2030	9,792	9,978
[3]	Goldman Sachs Private Credit Corp.	5.875%	1/31/2031	2,930	2,938
	Golub Capital BDC Inc.	2.050%	2/15/2027	543	525
	Golub Capital BDC Inc.	7.050%	12/5/2028	9,820	10,329
	Golub Capital BDC Inc.	6.000%	7/15/2029	29,113	29,688
[3]	Golub Capital Private Credit Fund	5.450%	8/15/2028	8,754	8,804
	Golub Capital Private Credit Fund	5.800%	9/12/2029	3,422	3,462
	Golub Capital Private Credit Fund	5.875%	5/1/2030	11,734	11,893
	Hanover Insurance Group Inc.	2.500%	9/1/2030	5,000	4,553
	Hercules Capital Inc.	6.000%	6/16/2030	9,525	9,646
	Horace Mann Educators Corp.	7.250%	9/15/2028	3,400	3,649
	Horace Mann Educators Corp.	4.700%	10/1/2030	5,780	5,762
	HPS Corporate Lending Fund	5.450%	1/14/2028	857	864
[3]	HPS Corporate Lending Fund	4.900%	9/11/2028	4,818	4,783
	HPS Corporate Lending Fund	6.750%	1/30/2029	11,461	11,949
[3]	HPS Corporate Lending Fund	5.850%	6/5/2030	13,050	13,189
[3]	HPS Corporate Lending Fund	5.450%	11/15/2030	11,246	11,179
	HSBC Holdings plc	2.251%	11/22/2027	29,396	28,864
[2]	HSBC Holdings plc	4.041%	3/13/2028	57,959	57,868
	HSBC Holdings plc	5.597%	5/17/2028	18,403	18,763
	HSBC Holdings plc	4.755%	6/9/2028	35,156	35,447
	HSBC Holdings plc	5.210%	8/11/2028	38,376	38,997
[2]	HSBC Holdings plc	2.013%	9/22/2028	25,700	24,738
	HSBC Holdings plc	7.390%	11/3/2028	44,996	47,621
	HSBC Holdings plc	5.130%	11/19/2028	4,560	4,643
	HSBC Holdings plc	4.899%	3/3/2029	30,333	30,785
	HSBC Holdings plc	6.161%	3/9/2029	32,903	34,283
[2]	HSBC Holdings plc	4.583%	6/19/2029	56,128	56,650
	HSBC Holdings plc	2.206%	8/17/2029	43,489	41,304
	HSBC Holdings plc	5.546%	3/4/2030	15,117	15,692
	HSBC Holdings plc	4.950%	3/31/2030	39,747	40,905
[2]	HSBC Holdings plc	3.973%	5/22/2030	61,470	60,840
	HSBC Holdings plc	5.286%	11/19/2030	28,551	29,533
	HSBC Holdings plc	5.130%	3/3/2031	23,147	23,787
	HSBC Holdings plc	5.240%	5/13/2031	37,184	38,420
[2]	HSBC Holdings plc	2.848%	6/4/2031	6,090	5,705
	HSBC Holdings plc	4.619%	11/6/2031	38,354	38,634
	HSBC USA Inc.	5.294%	3/4/2027	31,435	31,939
	Huntington Bancshares Inc.	4.443%	8/4/2028	12,999	13,061
	Huntington Bancshares Inc.	6.208%	8/21/2029	22,614	23,754
	Huntington Bancshares Inc.	2.550%	2/4/2030	25,460	23,712
	Huntington Bancshares Inc.	5.272%	1/15/2031	35,427	36,581
	Huntington National Bank	4.871%	4/12/2028	18,445	18,569
	ING Groep NV	3.950%	3/29/2027	37,442	37,392
	ING Groep NV	4.017%	3/28/2028	32,102	32,057
	ING Groep NV	4.550%	10/2/2028	19,532	19,797
	ING Groep NV	4.858%	3/25/2029	3,045	3,091
	ING Groep NV	4.050%	4/9/2029	30,390	30,329
	ING Groep NV	5.335%	3/19/2030	26,651	27,606
	ING Groep NV	5.066%	3/25/2031	8,992	9,242
	Intercontinental Exchange Inc.	3.100%	9/15/2027	10,210	10,075
	Intercontinental Exchange Inc.	4.000%	9/15/2027	41,692	41,759
	Intercontinental Exchange Inc.	3.625%	9/1/2028	32,131	31,840
	Intercontinental Exchange Inc.	3.750%	9/21/2028	3,086	3,071

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intercontinental Exchange Inc.	3.950%	12/1/2028	8,096	8,106
	Intercontinental Exchange Inc.	4.350%	6/15/2029	26,911	27,204
	Intercontinental Exchange Inc.	2.100%	6/15/2030	25,072	22,992
	Intercontinental Exchange Inc.	4.200%	3/15/2031	10,903	10,922
	Jefferies Financial Group Inc.	4.850%	1/15/2027	17,022	17,122
	Jefferies Financial Group Inc.	6.450%	6/8/2027	7,037	7,249
	Jefferies Financial Group Inc.	5.875%	7/21/2028	18,532	19,217
	Jefferies Financial Group Inc.	4.150%	1/23/2030	15,353	15,101
	JPMorgan Chase & Co.	4.125%	12/15/2026	49,687	49,747
	JPMorgan Chase & Co.	8.000%	4/29/2027	15,885	16,777
	JPMorgan Chase & Co.	4.250%	10/1/2027	33,322	33,557
	JPMorgan Chase & Co.	5.040%	1/23/2028	22,451	22,688
[2]	JPMorgan Chase & Co.	3.782%	2/1/2028	52,459	52,296
	JPMorgan Chase & Co.	2.947%	2/24/2028	42,170	41,603
	JPMorgan Chase & Co.	5.571%	4/22/2028	31,854	32,493
	JPMorgan Chase & Co.	4.323%	4/26/2028	67,125	67,404
[2]	JPMorgan Chase & Co.	3.540%	5/1/2028	53,998	53,626
[2]	JPMorgan Chase & Co.	2.182%	6/1/2028	11,116	10,822
	JPMorgan Chase & Co.	4.979%	7/22/2028	32,637	33,124
	JPMorgan Chase & Co.	4.851%	7/25/2028	75,097	76,078
	JPMorgan Chase & Co.	4.505%	10/22/2028	21,330	21,525
[2]	JPMorgan Chase & Co.	3.509%	1/23/2029	55,333	54,745
	JPMorgan Chase & Co.	4.915%	1/24/2029	34,933	35,587
[2]	JPMorgan Chase & Co.	4.005%	4/23/2029	50,406	50,353
	JPMorgan Chase & Co.	2.069%	6/1/2029	47,872	45,648
[2]	JPMorgan Chase & Co.	4.203%	7/23/2029	29,513	29,604
	JPMorgan Chase & Co.	5.299%	7/24/2029	58,898	60,707
	JPMorgan Chase & Co.	6.087%	10/23/2029	49,878	52,636
[2]	JPMorgan Chase & Co.	4.452%	12/5/2029	20,168	20,390
	JPMorgan Chase & Co.	5.012%	1/23/2030	58,899	60,487
	JPMorgan Chase & Co.	5.581%	4/22/2030	62,933	65,817
[2]	JPMorgan Chase & Co.	3.702%	5/6/2030	48,633	47,969
	JPMorgan Chase & Co.	4.565%	6/14/2030	26,579	26,940
	JPMorgan Chase & Co.	4.995%	7/22/2030	63,047	64,857
[2]	JPMorgan Chase & Co.	2.739%	10/15/2030	62,076	58,992
	JPMorgan Chase & Co.	4.603%	10/22/2030	59,318	60,289
	JPMorgan Chase & Co.	5.140%	1/24/2031	45,206	46,901
[2]	JPMorgan Chase & Co.	4.493%	3/24/2031	27,837	28,201
[2]	JPMorgan Chase & Co.	2.522%	4/22/2031	45,102	42,116
	JPMorgan Chase & Co.	5.103%	4/22/2031	6,842	7,093
[2]	JPMorgan Chase & Co.	2.956%	5/13/2031	37,328	35,235
	JPMorgan Chase & Co.	4.255%	10/22/2031	18,464	18,488
	JPMorgan Chase & Co.	1.764%	11/19/2031	31,550	28,094
	JPMorgan Chase Bank NA	5.110%	12/8/2026	45,483	45,980
	Kemper Corp.	2.400%	9/30/2030	8,195	7,322
[2]	KeyBank NA	5.850%	11/15/2027	25,127	25,901
[2]	KeyBank NA	6.950%	2/1/2028	4,025	4,240
[2]	KeyBank NA	3.900%	4/13/2029	4,786	4,711
[2]	KeyCorp	2.250%	4/6/2027	32,124	31,319
[2]	KeyCorp	2.550%	10/1/2029	31,872	30,068
[2]	KeyCorp	5.121%	4/4/2031	10,129	10,415
	Kilroy Realty LP	4.750%	12/15/2028	1,621	1,628
	Kilroy Realty LP	4.250%	8/15/2029	4,282	4,207
	Kilroy Realty LP	3.050%	2/15/2030	5,130	4,758
	Lazard Group LLC	4.500%	9/19/2028	1,881	1,894
	Lazard Group LLC	4.375%	3/11/2029	16,273	16,320
	Lincoln National Corp.	3.625%	12/12/2026	8,087	8,050
	Lloyds Banking Group plc	3.750%	1/11/2027	15,108	15,067
	Lloyds Banking Group plc	5.462%	1/5/2028	9,419	9,550
	Lloyds Banking Group plc	3.750%	3/18/2028	27,030	26,896
	Lloyds Banking Group plc	4.375%	3/22/2028	34,677	34,914
	Lloyds Banking Group plc	4.550%	8/16/2028	14,889	15,062
[2]	Lloyds Banking Group plc	3.574%	11/7/2028	26,967	26,692
	Lloyds Banking Group plc	5.087%	11/26/2028	6,160	6,270
	Lloyds Banking Group plc	5.871%	3/6/2029	14,532	15,080
	Lloyds Banking Group plc	4.818%	6/13/2029	15,317	15,562
	Lloyds Banking Group plc	5.721%	6/5/2030	35,947	37,691
	Lloyds Banking Group plc	4.425%	11/4/2031	6,007	6,025
	Loews Corp.	3.200%	5/15/2030	9,742	9,338
	LPL Holdings Inc.	5.700%	5/20/2027	2,520	2,568

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	LPL Holdings Inc.	4.900%	4/3/2028	1,384	1,404
	LPL Holdings Inc.	5.200%	3/15/2030	13,400	13,734
	LPL Holdings Inc.	5.150%	6/15/2030	14,101	14,414
	M&T Bank Corp.	4.553%	8/16/2028	3,399	3,414
	M&T Bank Corp.	7.413%	10/30/2029	17,161	18,606
	M&T Bank Corp.	5.179%	7/8/2031	16,845	17,272
	M&T Bank Corp.	6.082%	3/13/2032	4,145	4,410
	M&T Bank Corp.	5.400%	7/30/2035	19,300	19,456
	Main Street Capital Corp.	6.500%	6/4/2027	4,495	4,592
	Main Street Capital Corp.	5.400%	8/15/2028	5,173	5,185
	Main Street Capital Corp.	6.950%	3/1/2029	8,901	9,260
[2]	Manufacturers & Traders Trust Co.	3.400%	8/17/2027	5,240	5,169
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	3,728	3,780
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	12,048	12,153
	Manulife Financial Corp.	2.484%	5/19/2027	7,916	7,749
	Marex Group plc	5.829%	5/8/2028	1,838	1,867
	Marex Group plc	6.404%	11/4/2029	17,322	17,897
	Markel Group Inc.	3.500%	11/1/2027	5,552	5,486
	Markel Group Inc.	3.350%	9/17/2029	4,520	4,364
	Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	13,127	13,281
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	16,777	16,971
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	26,006	26,537
	Mastercard Inc.	4.100%	1/15/2028	20,219	20,360
	Mastercard Inc.	4.875%	3/9/2028	30,703	31,419
	Mastercard Inc.	4.550%	3/15/2028	9,104	9,263
	Mastercard Inc.	2.950%	6/1/2029	15,089	14,633
	Mastercard Inc.	3.350%	3/26/2030	34,076	33,336
	Mercury General Corp.	4.400%	3/15/2027	5,510	5,504
	MetLife Inc.	4.550%	3/23/2030	19,886	20,323
	MGIC Investment Corp.	5.250%	8/15/2028	8,850	8,850
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/2027	24,489	24,426
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/2027	18,196	18,028
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/2028	35,646	34,945
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	28,897	28,931
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	6,942	6,941
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	5,446	5,526
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/2028	6,272	6,293
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	480	491
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	30,838	31,738
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	23,643	23,439
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	37,251	36,071
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	19,259	18,032
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	26,479	27,377
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	19,159	19,821
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/2031	3,702	3,871
	Mitsubishi UFJ Financial Group Inc.	5.159%	4/24/2031	16,600	17,186
	Mitsubishi UFJ Financial Group Inc.	4.527%	9/12/2031	19,129	19,289
	Mizuho Financial Group Inc.	4.018%	3/5/2028	30,772	30,854
	Mizuho Financial Group Inc.	5.414%	9/13/2028	20,782	21,273
	Mizuho Financial Group Inc.	5.667%	5/27/2029	19,494	20,209
	Mizuho Financial Group Inc.	5.778%	7/6/2029	39,774	41,408
[2]	Mizuho Financial Group Inc.	4.254%	9/11/2029	21,558	21,630
	Mizuho Financial Group Inc.	3.261%	5/22/2030	14,439	14,006
	Mizuho Financial Group Inc.	5.376%	5/26/2030	18,297	18,964
[2]	Mizuho Financial Group Inc.	3.153%	7/16/2030	6,260	6,032
	Mizuho Financial Group Inc.	5.098%	5/13/2031	5,850	6,033
	Mizuho Financial Group Inc.	5.739%	5/27/2031	9,067	9,575
	Mizuho Financial Group Inc.	4.711%	7/8/2031	33,763	34,269
[2]	Mizuho Financial Group Inc.	2.201%	7/10/2031	18,151	16,535
[2]	Mizuho Financial Group Inc.	1.979%	9/8/2031	14,100	12,670
	Morgan Stanley	3.625%	1/20/2027	63,940	63,734
	Morgan Stanley	3.950%	4/23/2027	50,065	50,059
[2]	Morgan Stanley	5.652%	4/13/2028	41,156	42,011
	Morgan Stanley	4.210%	4/20/2028	45,430	45,500
[2]	Morgan Stanley	3.591%	7/22/2028	55,552	55,044
	Morgan Stanley	6.296%	10/18/2028	24,753	25,724
[2]	Morgan Stanley	3.772%	1/24/2029	49,282	48,952
	Morgan Stanley	5.123%	2/1/2029	56,579	57,794
[2]	Morgan Stanley	4.994%	4/12/2029	27,684	28,240
[2]	Morgan Stanley	5.164%	4/20/2029	59,637	61,052

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	5.449%	7/20/2029	28,532	29,494
[2]	Morgan Stanley	4.133%	10/18/2029	13,655	13,653
	Morgan Stanley	6.407%	11/1/2029	12,635	13,423
	Morgan Stanley	5.173%	1/16/2030	53,846	55,404
[2]	Morgan Stanley	4.431%	1/23/2030	36,130	36,412
	Morgan Stanley	5.656%	4/18/2030	57,877	60,507
	Morgan Stanley	5.042%	7/19/2030	51,783	53,193
	Morgan Stanley	4.654%	10/18/2030	64,089	65,055
	Morgan Stanley	5.230%	1/15/2031	23,582	24,392
[2]	Morgan Stanley	2.699%	1/22/2031	69,599	65,419
[2]	Morgan Stanley	3.622%	4/1/2031	42,358	41,259
	Morgan Stanley	5.192%	4/17/2031	41,730	43,221
[2]	Morgan Stanley	4.356%	10/22/2031	34,900	34,928
[2]	Morgan Stanley Bank NA	4.952%	1/14/2028	5,802	5,853
[2]	Morgan Stanley Bank NA	5.504%	5/26/2028	51,996	53,054
[2]	Morgan Stanley Bank NA	4.968%	7/14/2028	36,989	37,509
	Morgan Stanley Bank NA	5.016%	1/12/2029	31,311	31,913
	Morgan Stanley Direct Lending Fund	6.150%	5/17/2029	5,917	6,103
	Morgan Stanley Direct Lending Fund	6.000%	5/19/2030	9,601	9,824
[2]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	34,186	34,394
	Morgan Stanley Private Bank NA	4.204%	11/17/2028	22,200	22,243
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	46,878	47,690
	Morgan Stanley Private Bank NA	4.465%	11/19/2031	54,200	54,505
[3]	MSD Investment Corp.	6.250%	5/31/2030	6,368	6,401
	Nasdaq Inc.	5.350%	6/28/2028	17,169	17,710
	National Australia Bank Ltd.	3.905%	6/9/2027	14,526	14,548
	National Australia Bank Ltd.	5.087%	6/11/2027	1,400	1,427
	National Australia Bank Ltd.	4.944%	1/12/2028	11,545	11,807
	National Australia Bank Ltd.	4.308%	6/13/2028	13,512	13,670
	National Australia Bank Ltd.	4.900%	6/13/2028	20,945	21,475
	National Australia Bank Ltd.	4.787%	1/10/2029	18,978	19,467
	National Australia Bank Ltd.	4.901%	1/14/2030	15,470	16,017
	National Australia Bank Ltd.	4.534%	6/13/2030	16,828	17,194
	National Bank of Canada	5.600%	12/18/2028	25,974	27,137
	National Bank of Canada	4.500%	10/10/2029	22,594	22,862
	NatWest Group plc	5.583%	3/1/2028	2,429	2,472
[2]	NatWest Group plc	3.073%	5/22/2028	8,701	8,574
	NatWest Group plc	5.516%	9/30/2028	19,525	20,008
[2]	NatWest Group plc	4.892%	5/18/2029	41,533	42,236
	NatWest Group plc	5.808%	9/13/2029	20,797	21,683
[2]	NatWest Group plc	5.076%	1/27/2030	14,524	14,872
[2]	NatWest Group plc	4.445%	5/8/2030	14,004	14,081
	NatWest Group plc	4.964%	8/15/2030	26,248	26,841
	NatWest Group plc	5.115%	5/23/2031	24,811	25,533
	NatWest Group plc	6.475%	6/1/2034	15,678	16,478
	Nomura Holdings Inc.	2.329%	1/22/2027	29,486	28,883
	Nomura Holdings Inc.	5.594%	7/2/2027	12,023	12,281
	Nomura Holdings Inc.	6.070%	7/12/2028	6,005	6,279
	Nomura Holdings Inc.	2.172%	7/14/2028	10,754	10,219
	Nomura Holdings Inc.	2.710%	1/22/2029	2,341	2,237
	Nomura Holdings Inc.	5.605%	7/6/2029	1,578	1,646
	Nomura Holdings Inc.	3.103%	1/16/2030	42,086	40,077
	Nomura Holdings Inc.	4.904%	7/1/2030	17,862	18,186
	Nomura Holdings Inc.	2.679%	7/16/2030	14,835	13,729
[3]	North Haven Private Income Fund LLC	5.125%	9/25/2028	6,486	6,457
	North Haven Private Income Fund LLC	5.750%	2/1/2030	1,425	1,426
	Northern Trust Corp.	4.000%	5/10/2027	34,948	35,018
	Northern Trust Corp.	3.650%	8/3/2028	4,473	4,458
	Northern Trust Corp.	3.150%	5/3/2029	11,563	11,278
	Northern Trust Corp.	1.950%	5/1/2030	15,306	14,027
	Northern Trust Corp.	4.150%	11/19/2030	5,469	5,493
[2]	Northern Trust Corp.	3.375%	5/8/2032	3,331	3,277
	Nuveen Churchill Direct Lending Corp.	6.650%	3/15/2030	2,675	2,755
	Oaktree Specialty Lending Corp.	2.700%	1/15/2027	3,558	3,458
[2]	Oaktree Strategic Credit Fund	8.400%	11/14/2028	2,639	2,846
	Oaktree Strategic Credit Fund	6.500%	7/23/2029	5,605	5,773
[3]	Oaktree Strategic Credit Fund	6.190%	7/15/2030	11,983	12,073
	ORIX Corp.	3.700%	7/18/2027	1,783	1,772
	ORIX Corp.	5.000%	9/13/2027	6,363	6,469
	ORIX Corp.	4.650%	9/10/2029	11,208	11,406

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ORIX Corp.	4.450%	9/9/2030	12,975	13,052
	PartnerRe Finance B LLC	3.700%	7/2/2029	7,284	7,142
	PartnerRe Finance B LLC	4.500%	10/1/2050	5,000	4,721
	PayPal Holdings Inc.	4.450%	3/6/2028	4,839	4,900
	PayPal Holdings Inc.	2.850%	10/1/2029	35,852	34,348
	PayPal Holdings Inc.	2.300%	6/1/2030	16,630	15,408
[2]	PNC Bank NA	4.050%	7/26/2028	36,338	36,344
[2]	PNC Bank NA	2.700%	10/22/2029	300	284
	PNC Financial Services Group Inc.	3.150%	5/19/2027	142	140
	PNC Financial Services Group Inc.	5.300%	1/21/2028	26,797	27,160
	PNC Financial Services Group Inc.	5.354%	12/2/2028	15,741	16,129
	PNC Financial Services Group Inc.	3.450%	4/23/2029	39,805	39,217
	PNC Financial Services Group Inc.	5.582%	6/12/2029	51,469	53,353
	PNC Financial Services Group Inc.	2.550%	1/22/2030	25,165	23,722
	PNC Financial Services Group Inc.	5.492%	5/14/2030	40,815	42,543
	PNC Financial Services Group Inc.	5.222%	1/29/2031	3,891	4,032
	PNC Financial Services Group Inc.	4.899%	5/13/2031	27,951	28,642
	Principal Financial Group Inc.	2.125%	6/15/2030	9,730	8,850
	Progressive Corp.	2.450%	1/15/2027	16,298	16,046
	Progressive Corp.	2.500%	3/15/2027	10,894	10,708
	Progressive Corp.	4.000%	3/1/2029	15,572	15,612
	Progressive Corp.	3.200%	3/26/2030	10,354	10,002
[2]	Prudential Financial Inc.	2.100%	3/10/2030	19,200	17,833
[2]	Prudential Financial Inc.	4.500%	9/15/2047	21,347	21,067
[2]	Prudential Financial Inc.	5.700%	9/15/2048	3,904	3,944
[2]	Prudential Financial Inc.	3.700%	10/1/2050	13,000	12,089
	Prudential Funding Asia plc	3.125%	4/14/2030	21,216	20,360
	Radian Group Inc.	6.200%	5/15/2029	12,327	12,917
	Regions Financial Corp.	1.800%	8/12/2028	18,875	17,776
	Regions Financial Corp.	5.722%	6/6/2030	23,195	24,159
	Reinsurance Group of America Inc.	3.900%	5/15/2029	4,249	4,206
	Reinsurance Group of America Inc.	3.150%	6/15/2030	29,097	27,594
	RenaissanceRe Finance Inc.	3.450%	7/1/2027	3,582	3,539
	RenaissanceRe Holdings Ltd.	3.600%	4/15/2029	12,536	12,285
[2]	Royal Bank of Canada	4.875%	1/19/2027	14,213	14,370
[2]	Royal Bank of Canada	2.050%	1/21/2027	4,588	4,498
	Royal Bank of Canada	3.625%	5/4/2027	28,859	28,774
[2]	Royal Bank of Canada	4.240%	8/3/2027	27,614	27,787
[2]	Royal Bank of Canada	6.000%	11/1/2027	21,929	22,785
[2]	Royal Bank of Canada	4.900%	1/12/2028	18,669	19,057
[2]	Royal Bank of Canada	4.522%	10/18/2028	16,038	16,184
[2]	Royal Bank of Canada	4.965%	1/24/2029	42,319	43,074
[2]	Royal Bank of Canada	4.950%	2/1/2029	23,523	24,214
	Royal Bank of Canada	4.498%	8/6/2029	14,624	14,783
[2]	Royal Bank of Canada	4.969%	8/2/2030	35,899	36,805
[2]	Royal Bank of Canada	4.650%	10/18/2030	24,709	25,082
[2]	Royal Bank of Canada	5.153%	2/4/2031	43,357	44,759
[2]	Royal Bank of Canada	4.970%	5/2/2031	21,746	22,318
	Royal Bank of Canada	4.696%	8/6/2031	11,295	11,472
	Royal Bank of Canada	4.305%	11/3/2031	10,000	9,993
	Santander Holdings USA Inc.	4.400%	7/13/2027	29,015	29,099
	Santander Holdings USA Inc.	6.499%	3/9/2029	6,483	6,757
	Santander Holdings USA Inc.	6.174%	1/9/2030	24,824	25,929
	Santander Holdings USA Inc.	5.353%	9/6/2030	31,303	32,029
	Santander Holdings USA Inc.	5.741%	3/20/2031	16,123	16,696
	Santander UK Group Holdings plc	2.469%	1/11/2028	28,501	27,949
[2]	Santander UK Group Holdings plc	3.823%	11/3/2028	21,076	20,911
	Santander UK Group Holdings plc	6.534%	1/10/2029	29,574	30,932
	Santander UK Group Holdings plc	4.320%	9/22/2029	8,356	8,366
	Santander UK Group Holdings plc	4.858%	9/11/2030	16,592	16,831
	Santander UK Group Holdings plc	5.694%	4/15/2031	27,798	29,097
	Sixth Street Lending Partners	6.500%	3/11/2029	9,728	10,107
	Sixth Street Lending Partners	5.750%	1/15/2030	16,260	16,466
[3]	Sixth Street Lending Partners	6.125%	7/15/2030	14,075	14,462
	Sixth Street Specialty Lending Inc.	6.950%	8/14/2028	6,976	7,328
	Sixth Street Specialty Lending Inc.	6.125%	3/1/2029	8,986	9,225
[4]	State Street Bank & Trust Co.	4.782%	11/23/2029	19,862	20,477
	State Street Corp.	4.993%	3/18/2027	25,345	25,686
	State Street Corp.	2.203%	2/7/2028	29,479	28,869
	State Street Corp.	4.536%	2/28/2028	13,657	13,866

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State Street Corp.	4.543%	4/24/2028	8,693	8,764
	State Street Corp.	4.530%	2/20/2029	27,263	27,597
	State Street Corp.	5.684%	11/21/2029	22,571	23,671
	State Street Corp.	2.400%	1/24/2030	20,311	19,192
	State Street Corp.	4.729%	2/28/2030	21,501	22,053
	State Street Corp.	4.834%	4/24/2030	22,548	23,253
	State Street Corp.	3.152%	3/30/2031	50	48
	Stifel Financial Corp.	4.000%	5/15/2030	2,475	2,427
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/2027	37,387	37,171
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/2027	7,642	7,493
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/2027	9,171	9,090
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/2027	5,113	5,057
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	47,235	48,722
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/2028	18,532	19,352
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/2028	4,555	4,753
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	52,859	49,915
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/2029	22,511	23,390
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	59,815	57,551
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/2029	750	713
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/2030	6,131	6,474
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	31,141	29,425
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	11,476	11,935
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	18,125	16,535
	Sumitomo Mitsui Financial Group Inc.	4.660%	7/8/2031	30,314	30,772
	Synchrony Bank	5.625%	8/23/2027	9,650	9,845
	Synchrony Financial	3.950%	12/1/2027	5,700	5,653
	Synchrony Financial	5.150%	3/19/2029	7,428	7,547
	Synchrony Financial	5.019%	7/29/2029	4,483	4,527
	Synchrony Financial	5.935%	8/2/2030	12,500	12,989
	Synchrony Financial	5.450%	3/6/2031	16,020	16,374
	Synovus Bank	5.625%	2/15/2028	8,669	8,845
	Synovus Financial Corp.	6.168%	11/1/2030	11,496	11,938
[2]	Toronto-Dominion Bank	1.950%	1/12/2027	6,366	6,232
[2]	Toronto-Dominion Bank	2.800%	3/10/2027	30,849	30,413
[2]	Toronto-Dominion Bank	4.980%	4/5/2027	18,203	18,443
	Toronto-Dominion Bank	4.108%	6/8/2027	14,171	14,196
[2]	Toronto-Dominion Bank	4.693%	9/15/2027	37,497	37,976
	Toronto-Dominion Bank	5.156%	1/10/2028	3,008	3,077
	Toronto-Dominion Bank	4.861%	1/31/2028	31,095	31,635
[2]	Toronto-Dominion Bank	4.574%	6/2/2028	20,400	20,668
[2]	Toronto-Dominion Bank	5.523%	7/17/2028	1,303	1,351
	Toronto-Dominion Bank	4.109%	10/13/2028	21,000	21,054
[2]	Toronto-Dominion Bank	4.994%	4/5/2029	29,589	30,417
	Toronto-Dominion Bank	4.783%	12/17/2029	21,074	21,600
[2]	Toronto-Dominion Bank	4.808%	6/3/2030	24,948	25,531
	Toronto-Dominion Bank	5.146%	9/10/2034	23,731	24,110
[2]	Truist Bank	4.420%	7/24/2028	22,932	23,035
[2]	Truist Bank	4.136%	10/23/2029	220	220
[2]	Truist Bank	2.250%	3/11/2030	13,921	12,794
[2]	Truist Financial Corp.	1.125%	8/3/2027	8,859	8,460
[2]	Truist Financial Corp.	4.123%	6/6/2028	18,253	18,278
[2]	Truist Financial Corp.	4.873%	1/26/2029	37,049	37,606
[2]	Truist Financial Corp.	3.875%	3/19/2029	15,752	15,586
[2]	Truist Financial Corp.	1.887%	6/7/2029	23,813	22,542
[2]	Truist Financial Corp.	7.161%	10/30/2029	14,568	15,768
[2]	Truist Financial Corp.	5.435%	1/24/2030	4,945	5,135
[2]	Truist Financial Corp.	5.071%	5/20/2031	34,653	35,680
	UBS AG	5.000%	7/9/2027	27,692	28,216
	UBS AG	4.864%	1/10/2028	17,482	17,634
	UBS AG	7.500%	2/15/2028	51,778	55,735
[2]	US Bancorp	3.150%	4/27/2027	22,521	22,304
[2]	US Bancorp	2.215%	1/27/2028	5,110	5,001
[2]	US Bancorp	3.900%	4/26/2028	3,218	3,222
[2]	US Bancorp	4.548%	7/22/2028	41,738	42,054
	US Bancorp	4.653%	2/1/2029	40,096	40,582
	US Bancorp	5.775%	6/12/2029	45,620	47,469
	US Bancorp	5.384%	1/23/2030	36,649	37,991
	US Bancorp	5.100%	7/23/2030	31,875	32,894
	US Bancorp	5.046%	2/12/2031	15,753	16,225
	US Bancorp	5.083%	5/15/2031	36,049	37,217

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Visa Inc.	1.900%	4/15/2027	43,536	42,512
	Visa Inc.	0.750%	8/15/2027	10,796	10,290
	Visa Inc.	2.750%	9/15/2027	13,979	13,763
	Visa Inc.	2.050%	4/15/2030	20,033	18,565
[2]	Voya Financial Inc.	4.700%	1/23/2048	4,596	4,344
	Webster Financial Corp.	4.100%	3/25/2029	4,960	4,900
[2]	Wells Fargo & Co.	4.300%	7/22/2027	60,701	60,961
[2]	Wells Fargo & Co.	3.526%	3/24/2028	77,896	77,324
[2]	Wells Fargo & Co.	5.707%	4/22/2028	70,593	72,110
[2]	Wells Fargo & Co.	3.584%	5/22/2028	67,524	67,017
[2]	Wells Fargo & Co.	2.393%	6/2/2028	66,099	64,491
[2]	Wells Fargo & Co.	4.808%	7/25/2028	59,152	59,796
[2]	Wells Fargo & Co.	4.150%	1/24/2029	59,075	59,255
	Wells Fargo & Co.	4.970%	4/23/2029	6,107	6,229
[2]	Wells Fargo & Co.	5.574%	7/25/2029	86,334	89,502
	Wells Fargo & Co.	6.303%	10/23/2029	30,497	32,298
	Wells Fargo & Co.	5.198%	1/23/2030	42,259	43,601
[2]	Wells Fargo & Co.	2.879%	10/30/2030	63,719	60,746
	Wells Fargo & Co.	5.244%	1/24/2031	63,086	65,538
[2]	Wells Fargo & Co.	2.572%	2/11/2031	60,305	56,487
[2]	Wells Fargo & Co.	4.478%	4/4/2031	26,748	27,027
	Wells Fargo & Co.	5.150%	4/23/2031	53,304	55,206
	Wells Fargo Bank NA	5.254%	12/11/2026	38,297	38,793
	Westpac Banking Corp.	3.350%	3/8/2027	15,858	15,774
	Westpac Banking Corp.	4.043%	8/26/2027	1,150	1,155
	Westpac Banking Corp.	5.457%	11/18/2027	27,285	28,148
	Westpac Banking Corp.	5.535%	11/17/2028	29,298	30,701
	Westpac Banking Corp.	1.953%	11/20/2028	62	59
	Westpac Banking Corp.	5.050%	4/16/2029	16,452	17,067
[2]	Westpac Banking Corp.	4.322%	11/23/2031	27,168	27,134
	Westpac Banking Corp.	4.110%	7/24/2034	20,807	20,497
	Willis North America Inc.	4.650%	6/15/2027	30,373	30,586
	Willis North America Inc.	4.500%	9/15/2028	4,670	4,707
	Willis North America Inc.	2.950%	9/15/2029	20,683	19,699
	Wintrust Financial Corp.	4.850%	6/6/2029	4,888	4,868
	Zions Bancorp NA	4.704%	8/18/2028	7,420	7,408
	Zions Bancorp NA	3.250%	10/29/2029	8,735	8,144
					18,008,130
Health Care (8.8%)
	Abbott Laboratories	1.150%	1/30/2028	10,842	10,272
	Abbott Laboratories	1.400%	6/30/2030	4,017	3,604
	AbbVie Inc.	4.800%	3/15/2027	53,605	54,194
	AbbVie Inc.	4.650%	3/15/2028	20,852	21,190
	AbbVie Inc.	4.250%	11/14/2028	800	808
	AbbVie Inc.	4.800%	3/15/2029	39,968	41,019
	AbbVie Inc.	3.200%	11/21/2029	100,034	97,066
	AbbVie Inc.	4.875%	3/15/2030	17,284	17,858
	AbbVie Inc.	4.950%	3/15/2031	10,000	10,382
[2]	Adventist Health System	4.742%	12/1/2030	5,250	5,311
	Advocate Health & Hospitals Corp.	3.829%	8/15/2028	4,842	4,832
[2]	Advocate Health & Hospitals Corp.	2.211%	6/15/2030	4,000	3,702
	Agilent Technologies Inc.	2.750%	9/15/2029	12,155	11,563
	Agilent Technologies Inc.	2.300%	3/12/2031	6,970	6,312
	Amgen Inc.	3.200%	11/2/2027	8,372	8,257
	Amgen Inc.	5.150%	3/2/2028	79,627	81,480
	Amgen Inc.	1.650%	8/15/2028	32,850	30,895
	Amgen Inc.	3.000%	2/22/2029	21,527	20,849
	Amgen Inc.	4.050%	8/18/2029	8,941	8,931
	Amgen Inc.	2.450%	2/21/2030	12,603	11,744
	Amgen Inc.	5.250%	3/2/2030	54,175	56,286
[2]	Ascension Health	4.078%	11/15/2028	5,091	5,119
[2]	Ascension Health	2.532%	11/15/2029	10,671	10,110
[2]	Ascension Health	4.294%	11/15/2030	10,182	10,256
	AstraZeneca Finance LLC	4.875%	3/3/2028	20,333	20,794
	AstraZeneca Finance LLC	1.750%	5/28/2028	24,465	23,291
	AstraZeneca Finance LLC	4.850%	2/26/2029	21,638	22,257
	AstraZeneca plc	3.125%	6/12/2027	27,095	26,840
	AstraZeneca plc	1.375%	8/6/2030	29,686	26,426
	Baxter International Inc.	1.915%	2/1/2027	33,429	32,568

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Baxter International Inc.	2.272%	12/1/2028	23,767	22,372
[1]	Baxter International Inc.	4.450%	2/15/2029	2,766	2,778
	Baxter International Inc.	3.950%	4/1/2030	3,075	2,997
[1]	Baxter International Inc.	4.900%	12/15/2030	2,200	2,213
	Becton Dickinson & Co.	3.700%	6/6/2027	45,650	45,392
	Becton Dickinson & Co.	4.693%	2/13/2028	13,448	13,624
	Becton Dickinson & Co.	4.874%	2/8/2029	4,864	4,963
	Becton Dickinson & Co.	5.081%	6/7/2029	17,005	17,498
	Becton Dickinson & Co.	2.823%	5/20/2030	5,500	5,188
	Biogen Inc.	2.250%	5/1/2030	8,384	7,711
	Biogen Inc.	5.050%	1/15/2031	8,000	8,275
	Bio-Rad Laboratories Inc.	3.300%	3/15/2027	4,920	4,868
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/2030	8,499	8,313
	Boston Scientific Corp.	2.650%	6/1/2030	21,028	19,841
	Bristol-Myers Squibb Co.	3.250%	2/27/2027	20,261	20,148
	Bristol-Myers Squibb Co.	3.450%	11/15/2027	18,830	18,715
	Bristol-Myers Squibb Co.	5.750%	2/1/2031	10,000	10,732
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	17,857	18,687
	Cardinal Health Inc.	3.410%	6/15/2027	29,901	29,642
	Cardinal Health Inc.	5.125%	2/15/2029	13,394	13,813
	Cardinal Health Inc.	5.000%	11/15/2029	8,150	8,385
	Cardinal Health Inc.	4.500%	9/15/2030	9,971	10,063
	Cencora Inc.	3.450%	12/15/2027	25,449	25,168
	Cencora Inc.	4.625%	12/15/2027	5,797	5,873
	Cencora Inc.	4.850%	12/15/2029	23,036	23,619
	Cencora Inc.	2.800%	5/15/2030	9,518	8,986
	Cencora Inc.	2.700%	3/15/2031	7,360	6,807
	Centene Corp.	4.250%	12/15/2027	36,580	36,146
	Centene Corp.	2.450%	7/15/2028	47,369	44,110
	Centene Corp.	4.625%	12/15/2029	54,768	53,010
	Centene Corp.	3.375%	2/15/2030	25,700	23,623
[2]	Cigna Group	3.400%	3/1/2027	18,231	18,100
	Cigna Group	4.375%	10/15/2028	76,150	76,866
	Cigna Group	5.000%	5/15/2029	24,498	25,179
	Cigna Group	2.400%	3/15/2030	7,429	6,904
	Cigna Group	4.500%	9/15/2030	16,845	16,978
	CommonSpirit Health	6.073%	11/1/2027	1,633	1,689
	CommonSpirit Health	3.347%	10/1/2029	15,657	15,175
	CommonSpirit Health	4.352%	9/1/2030	18,035	18,061
	CVS Health Corp.	3.625%	4/1/2027	6,333	6,290
	CVS Health Corp.	6.250%	6/1/2027	4,116	4,239
	CVS Health Corp.	1.300%	8/21/2027	56,331	53,715
	CVS Health Corp.	4.300%	3/25/2028	98,412	98,646
	CVS Health Corp.	5.000%	1/30/2029	4,325	4,425
	CVS Health Corp.	5.400%	6/1/2029	19,932	20,672
	CVS Health Corp.	3.250%	8/15/2029	47,771	46,153
	CVS Health Corp.	5.125%	2/21/2030	28,302	29,142
	CVS Health Corp.	3.750%	4/1/2030	7,467	7,289
	CVS Health Corp.	1.750%	8/21/2030	21,043	18,704
	DENTSPLY SIRONA Inc.	3.250%	6/1/2030	15,638	14,444
	DH Europe Finance II Sarl	2.600%	11/15/2029	16,068	15,243
	Edwards Lifesciences Corp.	4.300%	6/15/2028	12,239	12,287
	Elevance Health Inc.	3.650%	12/1/2027	34,246	34,010
	Elevance Health Inc.	4.101%	3/1/2028	13,994	14,004
	Elevance Health Inc.	4.000%	9/15/2028	11,240	11,216
	Elevance Health Inc.	5.150%	6/15/2029	5,779	5,960
	Elevance Health Inc.	2.875%	9/15/2029	14,151	13,503
	Elevance Health Inc.	4.750%	2/15/2030	15,677	16,008
	Elevance Health Inc.	2.250%	5/15/2030	26,434	24,333
	Eli Lilly & Co.	4.500%	2/9/2027	21,936	22,119
	Eli Lilly & Co.	5.500%	3/15/2027	66	67
	Eli Lilly & Co.	4.150%	8/14/2027	1,916	1,930
	Eli Lilly & Co.	4.550%	2/12/2028	18,898	19,236
	Eli Lilly & Co.	4.000%	10/15/2028	11,489	11,564
	Eli Lilly & Co.	4.500%	2/9/2029	26,343	26,864
	Eli Lilly & Co.	3.375%	3/15/2029	29,488	29,101
	Eli Lilly & Co.	4.200%	8/14/2029	27,836	28,167
	Eli Lilly & Co.	4.750%	2/12/2030	25,149	25,930
	GE HealthCare Technologies Inc.	5.650%	11/15/2027	40,440	41,613
	GE HealthCare Technologies Inc.	4.800%	8/14/2029	14,997	15,346

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GE HealthCare Technologies Inc.	5.857%	3/15/2030	27,363	29,007
	Gilead Sciences Inc.	2.950%	3/1/2027	23,146	22,902
	Gilead Sciences Inc.	1.200%	10/1/2027	26,685	25,484
	Gilead Sciences Inc.	4.800%	11/15/2029	14,905	15,360
	Gilead Sciences Inc.	1.650%	10/1/2030	16,000	14,331
	GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	47,459	47,452
	GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	14,243	14,510
	GlaxoSmithKline Capital plc	4.315%	3/12/2027	5,794	5,836
	GlaxoSmithKline Capital plc	3.375%	6/1/2029	23,964	23,507
	HCA Inc.	4.500%	2/15/2027	26,935	26,998
	HCA Inc.	3.125%	3/15/2027	17,100	16,884
	HCA Inc.	5.200%	6/1/2028	10,221	10,478
	HCA Inc.	5.625%	9/1/2028	27,437	28,331
	HCA Inc.	3.375%	3/15/2029	11,862	11,572
	HCA Inc.	4.125%	6/15/2029	38,814	38,746
	HCA Inc.	5.250%	3/1/2030	16,798	17,399
	HCA Inc.	3.500%	9/1/2030	47,873	46,137
	HCA Inc.	4.300%	11/15/2030	4,675	4,666
	HCA Inc.	5.450%	4/1/2031	5,000	5,234
	Humana Inc.	1.350%	2/3/2027	10,534	10,198
	Humana Inc.	3.950%	3/15/2027	626	624
	Humana Inc.	5.750%	3/1/2028	704	728
	Humana Inc.	5.750%	12/1/2028	4,022	4,185
	Humana Inc.	3.700%	3/23/2029	29,912	29,347
	Humana Inc.	3.125%	8/15/2029	4,130	3,967
	Humana Inc.	4.875%	4/1/2030	3,617	3,667
	Icon Investments Six DAC	5.809%	5/8/2027	10,615	10,825
	Illumina Inc.	5.750%	12/13/2027	4,828	4,958
	Illumina Inc.	4.750%	12/12/2030	6,550	6,586
	IQVIA Inc.	5.700%	5/15/2028	11,548	11,913
	IQVIA Inc.	6.250%	2/1/2029	7,313	7,712
	Johnson & Johnson	4.500%	3/1/2027	7,371	7,445
	Johnson & Johnson	2.950%	3/3/2027	6,459	6,402
	Johnson & Johnson	0.950%	9/1/2027	64	61
	Johnson & Johnson	2.900%	1/15/2028	41,268	40,688
	Johnson & Johnson	4.550%	3/1/2028	7,219	7,356
	Johnson & Johnson	4.800%	6/1/2029	30,329	31,367
	Johnson & Johnson	6.950%	9/1/2029	300	334
	Johnson & Johnson	4.700%	3/1/2030	18,665	19,267
	Johnson & Johnson	4.900%	6/1/2031	6,000	6,285
	Laboratory Corp. of America Holdings	2.950%	12/1/2029	6,392	6,091
	Laboratory Corp. of America Holdings	4.350%	4/1/2030	11,002	11,034
	McKesson Corp.	4.250%	9/15/2029	9,104	9,173
	McKesson Corp.	4.650%	5/30/2030	22,734	23,189
	Medtronic Global Holdings SCA	4.250%	3/30/2028	31,693	31,918
	Merck & Co. Inc.	1.700%	6/10/2027	33,917	32,921
	Merck & Co. Inc.	4.050%	5/17/2028	18,234	18,360
	Merck & Co. Inc.	1.900%	12/10/2028	13,480	12,739
	Merck & Co. Inc.	3.400%	3/7/2029	44,485	43,786
	Merck & Co. Inc.	1.450%	6/24/2030	20,595	18,442
	Merck & Co. Inc.	4.150%	9/15/2030	13,627	13,716
	Mylan Inc.	4.550%	4/15/2028	13,730	13,718
	Novartis Capital Corp.	3.100%	5/17/2027	24,655	24,451
	Novartis Capital Corp.	3.900%	11/5/2028	6,769	6,800
	Novartis Capital Corp.	3.800%	9/18/2029	33,849	33,762
	Novartis Capital Corp.	2.200%	8/14/2030	19,684	18,231
	Novartis Capital Corp.	4.100%	11/5/2030	22,500	22,593
	PeaceHealth Obligated Group	4.335%	11/15/2028	7,411	7,462
	Pfizer Inc.	3.000%	12/15/2026	33,470	33,228
	Pfizer Inc.	3.875%	11/15/2027	10,684	10,706
	Pfizer Inc.	3.600%	9/15/2028	30	30
	Pfizer Inc.	3.450%	3/15/2029	26,518	26,228
	Pfizer Inc.	2.625%	4/1/2030	15,216	14,394
	Pfizer Inc.	1.700%	5/28/2030	24,700	22,391
	Pfizer Inc.	4.200%	11/15/2030	21,757	21,866
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/2028	83,904	84,923
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	30,627	31,367
	Pharmacia LLC	6.600%	12/1/2028	7,397	7,950
[2]	Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	3,990	3,766
	Quest Diagnostics Inc.	4.600%	12/15/2027	80	81

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Quest Diagnostics Inc.	4.200%	6/30/2029	5,737	5,761
	Quest Diagnostics Inc.	4.625%	12/15/2029	16,358	16,660
	Quest Diagnostics Inc.	2.950%	6/30/2030	17,324	16,428
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/2030	18,751	16,738
	Revvity Inc.	1.900%	9/15/2028	9,663	9,086
	Revvity Inc.	3.300%	9/15/2029	13,086	12,628
	Royalty Pharma plc	1.750%	9/2/2027	33,132	31,816
	Royalty Pharma plc	2.200%	9/2/2030	8,000	7,256
[2]	Rush System for Health Obligated Group	3.922%	11/15/2029	3,100	3,079
	Sanofi SA	3.750%	11/3/2027	10,932	10,947
	Sanofi SA	3.625%	6/19/2028	9,377	9,347
	Sanofi SA	3.800%	11/3/2028	12,177	12,186
	Smith & Nephew plc	5.150%	3/20/2027	1,762	1,781
	Smith & Nephew plc	2.032%	10/14/2030	5,350	4,810
	Solventum Corp.	5.450%	2/25/2027	6,699	6,793
	Solventum Corp.	5.400%	3/1/2029	10,753	11,121
	SSM Health Care Corp.	4.894%	6/1/2028	1,715	1,747
	Stryker Corp.	4.550%	2/10/2027	16,195	16,315
	Stryker Corp.	4.700%	2/10/2028	23,148	23,510
	Stryker Corp.	3.650%	3/7/2028	11,933	11,883
	Stryker Corp.	4.850%	12/8/2028	16,270	16,678
	Stryker Corp.	4.250%	9/11/2029	14,078	14,199
	Stryker Corp.	4.850%	2/10/2030	14,387	14,797
	Stryker Corp.	1.950%	6/15/2030	18,544	16,871
[2]	Sutter Health	2.294%	8/15/2030	1,586	1,464
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	33,209	34,025
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	35,455	32,462
	Thermo Fisher Scientific Inc.	5.000%	12/5/2026	17,784	17,961
	Thermo Fisher Scientific Inc.	4.800%	11/21/2027	15,248	15,522
	Thermo Fisher Scientific Inc.	1.750%	10/15/2028	26,832	25,291
	Thermo Fisher Scientific Inc.	2.600%	10/1/2029	18,856	17,927
	Thermo Fisher Scientific Inc.	4.977%	8/10/2030	4,659	4,833
	Thermo Fisher Scientific Inc.	4.200%	3/1/2031	5,000	5,011
	UnitedHealth Group Inc.	3.450%	1/15/2027	18,598	18,506
	UnitedHealth Group Inc.	3.375%	4/15/2027	15,516	15,402
	UnitedHealth Group Inc.	4.600%	4/15/2027	12,949	13,055
	UnitedHealth Group Inc.	3.700%	5/15/2027	11,687	11,660
	UnitedHealth Group Inc.	2.950%	10/15/2027	6,242	6,144
	UnitedHealth Group Inc.	5.250%	2/15/2028	20,258	20,823
	UnitedHealth Group Inc.	3.850%	6/15/2028	24,785	24,749
	UnitedHealth Group Inc.	4.400%	6/15/2028	4,877	4,935
	UnitedHealth Group Inc.	3.875%	12/15/2028	25,319	25,268
	UnitedHealth Group Inc.	4.250%	1/15/2029	23,827	24,006
	UnitedHealth Group Inc.	4.700%	4/15/2029	5,419	5,544
	UnitedHealth Group Inc.	4.000%	5/15/2029	19,393	19,397
	UnitedHealth Group Inc.	2.875%	8/15/2029	17,275	16,595
	UnitedHealth Group Inc.	4.800%	1/15/2030	8,129	8,344
	UnitedHealth Group Inc.	5.300%	2/15/2030	22,159	23,163
	UnitedHealth Group Inc.	2.000%	5/15/2030	23,365	21,379
	Universal Health Services Inc.	4.625%	10/15/2029	10,159	10,225
	Universal Health Services Inc.	2.650%	10/15/2030	9,290	8,478
	Viatris Inc.	2.300%	6/22/2027	18,183	17,556
	Viatris Inc.	2.700%	6/22/2030	18,602	16,954
	Zimmer Biomet Holdings Inc.	5.350%	12/1/2028	10,776	11,148
	Zimmer Biomet Holdings Inc.	5.050%	2/19/2030	26,460	27,288
	Zoetis Inc.	3.000%	9/12/2027	18,456	18,170
	Zoetis Inc.	4.150%	8/17/2028	6,988	7,031
	Zoetis Inc.	3.900%	8/20/2028	8,135	8,136
	Zoetis Inc.	2.000%	5/15/2030	9,070	8,321
					4,122,223
Industrials (6.6%)
	3M Co.	2.875%	10/15/2027	20,067	19,704
[2]	3M Co.	3.625%	9/14/2028	9,066	9,008
	3M Co.	2.375%	8/26/2029	19,753	18,613
	3M Co.	4.800%	3/15/2030	26,465	27,145
	AGCO Corp.	5.450%	3/21/2027	4,147	4,201
	Allegion plc	3.500%	10/1/2029	8,534	8,295
[2]	American Airlines Pass-Through Trust Class A Series 2015-1	3.375%	5/1/2027	384	378
[2]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/2027	3,077	3,033

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Amphenol Corp.	5.050%	4/5/2027	17,748	18,006
	Amphenol Corp.	3.800%	11/15/2027	7,900	7,886
	Amphenol Corp.	4.375%	6/12/2028	10,495	10,604
	Amphenol Corp.	3.900%	11/15/2028	8,457	8,457
	Amphenol Corp.	5.050%	4/5/2029	3,106	3,203
	Amphenol Corp.	4.350%	6/1/2029	6,470	6,546
	Amphenol Corp.	2.800%	2/15/2030	6,054	5,758
	Amphenol Corp.	4.125%	11/15/2030	34,294	34,257
	Boeing Co.	2.700%	2/1/2027	27,301	26,835
	Boeing Co.	2.800%	3/1/2027	8,257	8,115
	Boeing Co.	5.040%	5/1/2027	37,046	37,422
	Boeing Co.	6.259%	5/1/2027	14,632	15,025
	Boeing Co.	3.250%	2/1/2028	35,577	34,939
	Boeing Co.	3.250%	3/1/2028	70	69
	Boeing Co.	3.450%	11/1/2028	36	35
	Boeing Co.	3.200%	3/1/2029	18,567	17,966
	Boeing Co.	6.298%	5/1/2029	10,512	11,181
	Boeing Co.	2.950%	2/1/2030	12,780	12,097
	Boeing Co.	5.150%	5/1/2030	75,613	78,013
	Burlington Northern Santa Fe LLC	3.250%	6/15/2027	13,552	13,454
	Canadian Pacific Railway Co.	1.750%	12/2/2026	30,454	29,781
	Canadian Pacific Railway Co.	2.875%	11/15/2029	4,076	3,891
	Canadian Pacific Railway Co.	2.050%	3/5/2030	8,445	7,758
	Canadian Pacific Railway Co.	4.800%	3/30/2030	24,543	25,197
	Carrier Global Corp.	2.493%	2/15/2027	25,635	25,168
	Carrier Global Corp.	2.722%	2/15/2030	37,992	35,802
	Caterpillar Financial Services Corp.	4.500%	1/7/2027	10,667	10,757
[2]	Caterpillar Financial Services Corp.	1.700%	1/8/2027	1,659	1,622
	Caterpillar Financial Services Corp.	4.500%	1/8/2027	11,338	11,424
	Caterpillar Financial Services Corp.	5.000%	5/14/2027	11,588	11,785
[2]	Caterpillar Financial Services Corp.	3.600%	8/12/2027	18,448	18,403
[2]	Caterpillar Financial Services Corp.	1.100%	9/14/2027	17,258	16,486
	Caterpillar Financial Services Corp.	4.400%	10/15/2027	12,108	12,250
	Caterpillar Financial Services Corp.	4.600%	11/15/2027	14,676	14,912
	Caterpillar Financial Services Corp.	4.400%	3/3/2028	8,197	8,298
[2]	Caterpillar Financial Services Corp.	4.100%	8/15/2028	9,545	9,610
	Caterpillar Financial Services Corp.	3.950%	11/14/2028	3,875	3,886
	Caterpillar Financial Services Corp.	4.850%	2/27/2029	18,503	19,053
	Caterpillar Financial Services Corp.	4.375%	8/16/2029	6,372	6,475
	Caterpillar Financial Services Corp.	4.700%	11/15/2029	29,385	30,209
	Caterpillar Financial Services Corp.	4.800%	1/8/2030	3,397	3,524
	Caterpillar Inc.	2.600%	4/9/2030	6,306	5,970
	CH Robinson Worldwide Inc.	4.200%	4/15/2028	8,839	8,865
	CNH Industrial Capital LLC	4.500%	10/8/2027	2,227	2,244
	CNH Industrial Capital LLC	4.750%	3/21/2028	14,053	14,241
	CNH Industrial Capital LLC	4.550%	4/10/2028	25,571	25,789
	CNH Industrial Capital LLC	5.500%	1/12/2029	5,126	5,312
	CNH Industrial Capital LLC	5.100%	4/20/2029	12,155	12,464
	CNH Industrial Capital LLC	4.500%	10/16/2030	11,275	11,305
[2]	CNH Industrial NV	3.850%	11/15/2027	2,528	2,522
	CSX Corp.	3.250%	6/1/2027	22,630	22,423
	CSX Corp.	3.800%	3/1/2028	1,507	1,504
	CSX Corp.	4.250%	3/15/2029	25,723	25,975
	CSX Corp.	2.400%	2/15/2030	7,780	7,310
	Cummins Inc.	4.250%	5/9/2028	4,475	4,514
	Cummins Inc.	4.900%	2/20/2029	5,691	5,863
	Cummins Inc.	1.500%	9/1/2030	13,105	11,719
	Deere & Co.	3.100%	4/15/2030	14,576	14,080
	Deere Funding Canada Corp.	4.150%	10/9/2030	9,632	9,635
	Delta Air Lines Inc.	4.375%	4/19/2028	14,834	14,862
	Delta Air Lines Inc.	4.950%	7/10/2028	34,386	34,922
[3]	Delta Air Lines Inc.	4.750%	10/20/2028	683	687
	Delta Air Lines Inc.	3.750%	10/28/2029	21,185	20,712
	Delta Air Lines Inc.	5.250%	7/10/2030	21,228	21,801
	Eaton Capital ULC	4.450%	5/9/2030	6,859	6,939
	Eaton Corp.	3.103%	9/15/2027	18,613	18,395
	Emerson Electric Co.	1.800%	10/15/2027	1,362	1,314
	Emerson Electric Co.	2.000%	12/21/2028	5,659	5,359
[2]	FedEx Corp.	3.100%	8/5/2029	18,402	17,723
[2]	FedEx Corp.	4.250%	5/15/2030	7,672	7,693

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Flowserve Corp.	3.500%	10/1/2030	7,555	7,221
	General Dynamics Corp.	3.500%	4/1/2027	20,463	20,410
	General Dynamics Corp.	2.625%	11/15/2027	20,240	19,819
	General Dynamics Corp.	3.750%	5/15/2028	30,993	31,044
	General Dynamics Corp.	3.625%	4/1/2030	2,037	2,007
	General Electric Co.	4.300%	7/29/2030	9,685	9,794
	GXO Logistics Inc.	6.250%	5/6/2029	1,856	1,950
	HEICO Corp.	5.250%	8/1/2028	1,679	1,731
	Hexcel Corp.	4.200%	2/15/2027	5,971	5,938
	Honeywell International Inc.	1.100%	3/1/2027	6,654	6,432
	Honeywell International Inc.	4.650%	7/30/2027	13,780	13,956
	Honeywell International Inc.	4.250%	1/15/2029	22,900	23,108
	Honeywell International Inc.	2.700%	8/15/2029	10,830	10,358
	Honeywell International Inc.	4.875%	9/1/2029	6,632	6,841
	Honeywell International Inc.	4.700%	2/1/2030	32,680	33,458
	Honeywell International Inc.	1.950%	6/1/2030	174	159
	Howmet Aerospace Inc.	5.900%	2/1/2027	1,571	1,609
	Howmet Aerospace Inc.	6.750%	1/15/2028	1,035	1,093
	Howmet Aerospace Inc.	3.000%	1/15/2029	15,541	15,082
	Huntington Ingalls Industries Inc.	3.483%	12/1/2027	21,085	20,811
	Huntington Ingalls Industries Inc.	2.043%	8/16/2028	6,048	5,717
	Huntington Ingalls Industries Inc.	5.353%	1/15/2030	19,811	20,510
	IDEX Corp.	4.950%	9/1/2029	9,182	9,405
	Ingersoll Rand Inc.	5.197%	6/15/2027	15,360	15,609
	Ingersoll Rand Inc.	5.176%	6/15/2029	11,330	11,747
	Jacobs Engineering Group Inc.	6.350%	8/18/2028	15,753	16,625
	JB Hunt Transport Services Inc.	4.900%	3/15/2030	6,926	7,083
[2]	John Deere Capital Corp.	4.500%	1/8/2027	12,382	12,477
[2]	John Deere Capital Corp.	1.700%	1/11/2027	11,847	11,582
[2]	John Deere Capital Corp.	4.850%	3/5/2027	7,736	7,837
[2]	John Deere Capital Corp.	2.350%	3/8/2027	24,713	24,282
[2]	John Deere Capital Corp.	4.900%	6/11/2027	4,572	4,651
[2]	John Deere Capital Corp.	4.150%	9/15/2027	20,438	20,575
[2]	John Deere Capital Corp.	4.750%	1/20/2028	24,945	25,441
[2]	John Deere Capital Corp.	4.900%	3/3/2028	20,320	20,802
[2]	John Deere Capital Corp.	4.250%	6/5/2028	19,564	19,772
[2]	John Deere Capital Corp.	4.950%	7/14/2028	38,191	39,240
	John Deere Capital Corp.	4.500%	1/16/2029	10,730	10,917
[2]	John Deere Capital Corp.	3.450%	3/7/2029	3,447	3,406
[2]	John Deere Capital Corp.	3.350%	4/18/2029	13,727	13,493
[2]	John Deere Capital Corp.	4.850%	6/11/2029	11,740	12,094
[2]	John Deere Capital Corp.	2.450%	1/9/2030	24,797	23,450
[2]	John Deere Capital Corp.	4.550%	6/5/2030	30,625	31,201
[2]	John Deere Capital Corp.	4.700%	6/10/2030	8,358	8,594
	Johnson Controls International plc	5.500%	4/19/2029	10,763	11,227
	Kennametal Inc.	4.625%	6/15/2028	4,955	4,980
	Keysight Technologies Inc.	4.600%	4/6/2027	13,591	13,647
	Keysight Technologies Inc.	3.000%	10/30/2029	3,472	3,319
	Keysight Technologies Inc.	5.350%	7/30/2030	6,977	7,274
	L3Harris Technologies Inc.	3.850%	12/15/2026	14,030	14,004
	L3Harris Technologies Inc.	5.400%	1/15/2027	28,293	28,716
	L3Harris Technologies Inc.	4.400%	6/15/2028	172	173
[2]	L3Harris Technologies Inc.	4.400%	6/15/2028	20,505	20,658
	L3Harris Technologies Inc.	5.050%	6/1/2029	20,642	21,246
	L3Harris Technologies Inc.	2.900%	12/15/2029	5,488	5,226
	Lennox International Inc.	1.700%	8/1/2027	5,100	4,907
	Lennox International Inc.	5.500%	9/15/2028	18,397	19,048
	LKQ Corp.	5.750%	6/15/2028	6,370	6,590
	Lockheed Martin Corp.	5.100%	11/15/2027	21,857	22,363
	Lockheed Martin Corp.	4.150%	8/15/2028	12,724	12,811
	Lockheed Martin Corp.	4.500%	2/15/2029	18,545	18,848
	Lockheed Martin Corp.	4.400%	8/15/2030	12,145	12,310
	MasTec Inc.	5.900%	6/15/2029	11,715	12,254
	Nordson Corp.	5.600%	9/15/2028	5,222	5,404
	Nordson Corp.	4.500%	12/15/2029	11,255	11,323
	Norfolk Southern Corp.	7.800%	5/15/2027	9,577	10,095
	Norfolk Southern Corp.	3.150%	6/1/2027	8,373	8,280
	Norfolk Southern Corp.	3.800%	8/1/2028	24,021	23,935
	Norfolk Southern Corp.	2.550%	11/1/2029	8,573	8,101
	Northrop Grumman Corp.	3.200%	2/1/2027	13,518	13,404

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northrop Grumman Corp.	3.250%	1/15/2028	43,666	43,035
	Northrop Grumman Corp.	4.400%	5/1/2030	13,815	13,967
	Northrop Grumman Corp.	4.650%	7/15/2030	20,047	20,448
	nVent Finance Sarl	4.550%	4/15/2028	4,871	4,901
	Oshkosh Corp.	4.600%	5/15/2028	4,807	4,847
	Oshkosh Corp.	3.100%	3/1/2030	4,400	4,208
	Otis Worldwide Corp.	2.293%	4/5/2027	11,799	11,541
	Otis Worldwide Corp.	5.250%	8/16/2028	13,935	14,378
	Otis Worldwide Corp.	2.565%	2/15/2030	32,300	30,251
[2]	PACCAR Financial Corp.	2.000%	2/4/2027	3,412	3,341
	PACCAR Financial Corp.	4.250%	6/23/2027	11,490	11,578
	PACCAR Financial Corp.	4.450%	8/6/2027	7,589	7,678
	PACCAR Financial Corp.	4.600%	1/10/2028	9,347	9,507
	PACCAR Financial Corp.	4.550%	3/3/2028	5,403	5,494
	PACCAR Financial Corp.	4.000%	8/8/2028	7,746	7,792
[2]	PACCAR Financial Corp.	4.950%	8/10/2028	7,964	8,190
[2]	PACCAR Financial Corp.	4.000%	11/7/2028	6,406	6,437
[2]	PACCAR Financial Corp.	4.600%	1/31/2029	10,343	10,571
	PACCAR Financial Corp.	4.550%	5/8/2030	6,548	6,686
	Parker-Hannifin Corp.	4.250%	9/15/2027	37,657	37,915
	Parker-Hannifin Corp.	3.250%	6/14/2029	1,487	1,451
	Parker-Hannifin Corp.	4.500%	9/15/2029	32,014	32,527
	Regal Rexnord Corp.	6.050%	4/15/2028	25,515	26,405
[2]	Regal Rexnord Corp.	6.300%	2/15/2030	17,572	18,672
	Republic Services Inc.	3.375%	11/15/2027	10,201	10,118
	Republic Services Inc.	3.950%	5/15/2028	14,726	14,755
	Republic Services Inc.	4.875%	4/1/2029	13,983	14,360
	Republic Services Inc.	2.300%	3/1/2030	18,665	17,377
	Republic Services Inc.	4.750%	7/15/2030	2,713	2,787
	Rockwell Automation Inc.	3.500%	3/1/2029	6,093	6,001
	RTX Corp.	3.500%	3/15/2027	32,939	32,741
	RTX Corp.	3.125%	5/4/2027	36,621	36,183
	RTX Corp.	4.125%	11/16/2028	43,614	43,772
	RTX Corp.	5.750%	1/15/2029	13,879	14,572
	RTX Corp.	7.500%	9/15/2029	1,087	1,215
	RTX Corp.	2.250%	7/1/2030	12,529	11,555
[2]	Ryder System Inc.	2.900%	12/1/2026	7,703	7,617
[2]	Ryder System Inc.	5.300%	3/15/2027	10,383	10,531
[2]	Ryder System Inc.	5.650%	3/1/2028	13,384	13,835
[2]	Ryder System Inc.	5.250%	6/1/2028	19,675	20,220
	Ryder System Inc.	6.300%	12/1/2028	508	539
[2]	Ryder System Inc.	5.375%	3/15/2029	16,055	16,636
[2]	Ryder System Inc.	5.500%	6/1/2029	3,730	3,897
[2]	Ryder System Inc.	4.950%	9/1/2029	4,290	4,394
[2]	Ryder System Inc.	4.900%	12/1/2029	4,500	4,600
	Ryder System Inc.	5.000%	3/15/2030	4,904	5,040
[2]	Ryder System Inc.	4.850%	6/15/2030	4,300	4,398
	Ryder System Inc.	4.300%	12/1/2030	13,875	13,857
	Southwest Airlines Co.	5.125%	6/15/2027	40,745	41,188
	Southwest Airlines Co.	3.450%	11/16/2027	3,291	3,240
	Southwest Airlines Co.	4.375%	11/15/2028	5,100	5,098
	Southwest Airlines Co.	2.625%	2/10/2030	6,028	5,586
	Teledyne Technologies Inc.	2.250%	4/1/2028	14,283	13,697
	Textron Inc.	3.650%	3/15/2027	2,466	2,451
	Textron Inc.	3.900%	9/17/2029	4,860	4,792
	Textron Inc.	3.000%	6/1/2030	6,415	6,093
	Timken Co.	4.500%	12/15/2028	5,143	5,176
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	9,692	9,627
	Trane Technologies Holdco Inc.	3.750%	8/21/2028	12,571	12,517
	Trimble Inc.	4.900%	6/15/2028	9,764	9,912
	Tyco Electronics Group SA	3.125%	8/15/2027	11,109	10,989
	Union Pacific Corp.	3.950%	9/10/2028	14,270	14,291
	Union Pacific Corp.	3.700%	3/1/2029	11,835	11,745
	Union Pacific Corp.	2.400%	2/5/2030	2,798	2,622
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	20,385	20,831
	United Parcel Service Inc.	3.050%	11/15/2027	25,891	25,556
	United Parcel Service Inc.	3.400%	3/15/2029	21,151	20,846
	United Parcel Service Inc.	4.450%	4/1/2030	12,026	12,269
	Veralto Corp.	5.350%	9/18/2028	14,809	15,291
	Vontier Corp.	2.400%	4/1/2028	499	477

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Waste Connections Inc.	4.250%	12/1/2028	21,023	21,196
	Waste Connections Inc.	3.500%	5/1/2029	10,658	10,507
	Waste Connections Inc.	2.600%	2/1/2030	7,603	7,182
	Waste Management Inc.	4.950%	7/3/2027	15,643	15,903
	Waste Management Inc.	3.150%	11/15/2027	19,487	19,236
	Waste Management Inc.	1.150%	3/15/2028	791	745
	Waste Management Inc.	4.500%	3/15/2028	7,800	7,909
	Waste Management Inc.	4.875%	2/15/2029	25,483	26,195
	Waste Management Inc.	2.000%	6/1/2029	8,171	7,656
	Waste Management Inc.	4.625%	2/15/2030	17,787	18,163
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	23,449	23,735
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	7,397	7,583
	Xylem Inc.	1.950%	1/30/2028	6,525	6,267
					3,097,543
Materials (2.4%)
	Air Products and Chemicals Inc.	1.850%	5/15/2027	17,243	16,771
	Air Products and Chemicals Inc.	4.600%	2/8/2029	13,459	13,727
	Air Products and Chemicals Inc.	2.050%	5/15/2030	12,909	11,877
	Albemarle Corp.	4.650%	6/1/2027	13,634	13,674
	Amcor Finance USA Inc.	4.500%	5/15/2028	12,678	12,750
	Amcor Flexibles North America Inc.	4.800%	3/17/2028	3,276	3,321
	Amcor Flexibles North America Inc.	5.100%	3/17/2030	27,185	27,912
[3]	Amrize Finance US LLC	4.600%	4/7/2027	1,941	1,953
[3]	Amrize Finance US LLC	4.700%	4/7/2028	1,087	1,101
[3]	Amrize Finance US LLC	4.950%	4/7/2030	32,479	33,333
	AngloGold Ashanti Holdings plc	3.375%	11/1/2028	12,646	12,283
	AngloGold Ashanti Holdings plc	3.750%	10/1/2030	11,422	10,944
	ArcelorMittal SA	6.550%	11/29/2027	29,182	30,373
	Berry Global Inc.	5.500%	4/15/2028	22,400	23,050
	BHP Billiton Finance USA Ltd.	4.750%	2/28/2028	25,532	25,956
	BHP Billiton Finance USA Ltd.	5.000%	2/21/2030	16,130	16,673
	BHP Billiton Finance USA Ltd.	5.250%	9/8/2030	13,657	14,261
	Cabot Corp.	4.000%	7/1/2029	4,442	4,405
	Carlisle Cos. Inc.	3.750%	12/1/2027	1,893	1,883
	Carlisle Cos. Inc.	2.750%	3/1/2030	11,054	10,434
	Celulosa Arauco y Constitucion SA	3.875%	11/2/2027	7,584	7,478
	CRH SMW Finance DAC	5.200%	5/21/2029	23,223	23,987
	CRH SMW Finance DAC	5.125%	1/9/2030	24,127	24,880
[3]	DuPont de Nemours Inc.	4.725%	11/15/2028	18,001	18,242
	Eastman Chemical Co.	4.500%	12/1/2028	4,020	4,049
	Eastman Chemical Co.	5.000%	8/1/2029	23,350	23,822
	Ecolab Inc.	1.650%	2/1/2027	6,329	6,171
	Ecolab Inc.	5.250%	1/15/2028	14,378	14,777
	Ecolab Inc.	4.300%	6/15/2028	10,121	10,222
	EIDP Inc.	2.300%	7/15/2030	18,599	17,246
	Freeport-McMoRan Inc.	5.000%	9/1/2027	12,252	12,269
	Freeport-McMoRan Inc.	4.125%	3/1/2028	11,124	11,094
	Freeport-McMoRan Inc.	4.375%	8/1/2028	5,049	5,041
	Freeport-McMoRan Inc.	5.250%	9/1/2029	2,416	2,454
	Freeport-McMoRan Inc.	4.250%	3/1/2030	4,825	4,802
	International Flavors & Fragrances Inc.	4.450%	9/26/2028	1,875	1,884
	Kinross Gold Corp.	4.500%	7/15/2027	7,181	7,225
	Linde Inc.	1.100%	8/10/2030	12,446	10,916
	LYB International Finance II BV	3.500%	3/2/2027	11,200	11,136
	LYB International Finance III LLC	5.125%	1/15/2031	1,959	1,966
	Martin Marietta Materials Inc.	3.450%	6/1/2027	5,634	5,595
	Martin Marietta Materials Inc.	3.500%	12/15/2027	11,631	11,518
[2]	Martin Marietta Materials Inc.	2.500%	3/15/2030	5,246	4,894
	Mosaic Co.	4.050%	11/15/2027	12,695	12,690
	Mosaic Co.	5.375%	11/15/2028	12,665	13,087
	Mosaic Co.	4.350%	1/15/2029	8,062	8,089
	Mosaic Co.	4.600%	11/15/2030	8,324	8,356
	Newmont Corp.	3.250%	5/13/2030	7,051	6,800
	Nucor Corp.	4.300%	5/23/2027	25,947	26,079
	Nucor Corp.	3.950%	5/1/2028	22,717	22,724
	Nucor Corp.	2.700%	6/1/2030	3,920	3,688
	Nucor Corp.	4.650%	6/1/2030	10,842	11,076
	Nutrien Ltd.	4.000%	12/15/2026	11,328	11,316
	Nutrien Ltd.	4.900%	3/27/2028	21,940	22,338

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nutrien Ltd.	4.200%	4/1/2029	22,448	22,439
	Nutrien Ltd.	2.950%	5/13/2030	17,640	16,715
	Packaging Corp. of America	3.000%	12/15/2029	4,217	4,042
	PPG Industries Inc.	3.750%	3/15/2028	22,055	21,993
	Reliance Inc.	2.150%	8/15/2030	352	319
	Rio Tinto Finance USA Ltd.	7.125%	7/15/2028	1,637	1,767
	Rio Tinto Finance USA plc	4.375%	3/12/2027	11,069	11,145
	Rio Tinto Finance USA plc	4.500%	3/14/2028	15,050	15,235
	Rio Tinto Finance USA plc	4.875%	3/14/2030	30,451	31,326
	RPM International Inc.	3.750%	3/15/2027	4,782	4,758
	Sherwin-Williams Co.	3.450%	6/1/2027	43,349	42,972
	Sherwin-Williams Co.	4.300%	8/15/2028	17,858	17,978
	Sherwin-Williams Co.	2.300%	5/15/2030	4,649	4,295
	Sherwin-Williams Co.	4.500%	8/15/2030	19,855	20,054
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	35,541	36,747
	Sonoco Products Co.	2.250%	2/1/2027	2,953	2,884
	Sonoco Products Co.	4.600%	9/1/2029	15,003	15,132
	Steel Dynamics Inc.	5.000%	12/15/2026	6,000	6,005
	Steel Dynamics Inc.	1.650%	10/15/2027	7,524	7,198
	Steel Dynamics Inc.	4.000%	12/15/2028	4,500	4,489
	Steel Dynamics Inc.	3.450%	4/15/2030	29,083	28,126
	Suzano Austria GmbH	2.500%	9/15/2028	3,152	2,975
	Suzano Austria GmbH	6.000%	1/15/2029	29,730	30,623
	Suzano Austria GmbH	5.000%	1/15/2030	19,565	19,628
	Vale Overseas Ltd.	3.750%	7/8/2030	25,488	24,585
	Vulcan Materials Co.	3.900%	4/1/2027	8,801	8,790
	Vulcan Materials Co.	4.950%	12/1/2029	8,445	8,684
	Vulcan Materials Co.	3.500%	6/1/2030	13,180	12,795
	WestRock MWV LLC	8.200%	1/15/2030	21,332	24,400
					1,122,691
Real Estate (4.1%)
	Agree LP	2.000%	6/15/2028	1,726	1,643
	Agree LP	2.900%	10/1/2030	9,310	8,731
	Alexandria Real Estate Equities Inc.	3.950%	1/15/2027	7,180	7,158
	Alexandria Real Estate Equities Inc.	3.950%	1/15/2028	11,713	11,649
	Alexandria Real Estate Equities Inc.	2.750%	12/15/2029	6,333	5,959
	American Homes 4 Rent LP	4.250%	2/15/2028	4,472	4,483
	American Homes 4 Rent LP	4.900%	2/15/2029	3,916	3,991
	American Homes 4 Rent LP	4.950%	6/15/2030	15,546	15,885
	American Tower Corp.	2.750%	1/15/2027	12,403	12,224
	American Tower Corp.	3.125%	1/15/2027	9,078	8,981
	American Tower Corp.	3.650%	3/15/2027	1,126	1,119
	American Tower Corp.	3.550%	7/15/2027	31,446	31,166
	American Tower Corp.	3.600%	1/15/2028	11,998	11,876
	American Tower Corp.	1.500%	1/31/2028	404	382
	American Tower Corp.	5.500%	3/15/2028	29,854	30,723
	American Tower Corp.	5.250%	7/15/2028	18,890	19,406
	American Tower Corp.	5.800%	11/15/2028	16,504	17,239
	American Tower Corp.	3.950%	3/15/2029	9,906	9,828
	American Tower Corp.	3.800%	8/15/2029	31,597	31,107
	American Tower Corp.	2.900%	1/15/2030	248	235
	American Tower Corp.	5.000%	1/31/2030	16,795	17,207
	American Tower Corp.	4.900%	3/15/2030	19,478	19,931
	American Tower Corp.	1.875%	10/15/2030	13,000	11,599
[2]	AvalonBay Communities Inc.	3.350%	5/15/2027	114	113
[2]	AvalonBay Communities Inc.	3.200%	1/15/2028	6,717	6,615
[2]	AvalonBay Communities Inc.	3.300%	6/1/2029	8,990	8,766
[2]	AvalonBay Communities Inc.	2.300%	3/1/2030	15,536	14,418
[1]	AvalonBay Communities Inc.	4.350%	12/1/2030	5,866	5,895
	Boston Properties LP	6.750%	12/1/2027	15,310	16,027
	Boston Properties LP	4.500%	12/1/2028	33,032	33,187
	Boston Properties LP	3.400%	6/21/2029	13,731	13,264
	Boston Properties LP	2.900%	3/15/2030	15,575	14,603
	Brixmor Operating Partnership LP	3.900%	3/15/2027	8,109	8,083
	Brixmor Operating Partnership LP	4.125%	5/15/2029	14,376	14,296
	Brixmor Operating Partnership LP	4.050%	7/1/2030	13,364	13,192
	Camden Property Trust	3.150%	7/1/2029	15,813	15,295
	Camden Property Trust	2.800%	5/15/2030	5,000	4,727
	CBRE Services Inc.	5.500%	4/1/2029	13,994	14,525

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CBRE Services Inc.	4.800%	6/15/2030	11,325	11,536
	COPT Defense Properties LP	2.000%	1/15/2029	8,919	8,316
	COPT Defense Properties LP	4.500%	10/15/2030	21,822	21,740
	Cousins Properties LP	5.250%	7/15/2030	8,277	8,481
	Crown Castle Inc.	2.900%	3/15/2027	19,795	19,457
	Crown Castle Inc.	5.000%	1/11/2028	33,362	33,865
	Crown Castle Inc.	3.800%	2/15/2028	20,016	19,809
	Crown Castle Inc.	4.300%	2/15/2029	17,070	17,040
	Crown Castle Inc.	5.600%	6/1/2029	20,220	21,015
	Crown Castle Inc.	4.900%	9/1/2029	27,070	27,496
	Crown Castle Inc.	3.300%	7/1/2030	15,172	14,414
	CubeSmart LP	2.250%	12/15/2028	7,858	7,439
	CubeSmart LP	4.375%	2/15/2029	13,093	13,146
	Digital Realty Trust LP	3.700%	8/15/2027	34,282	34,079
	Digital Realty Trust LP	5.550%	1/15/2028	20,664	21,273
	Digital Realty Trust LP	4.450%	7/15/2028	1,245	1,255
	Digital Realty Trust LP	3.600%	7/1/2029	15,214	14,926
	DOC DR LLC	4.300%	3/15/2027	2,989	2,992
	DOC DR LLC	3.950%	1/15/2028	4,387	4,363
	EPR Properties	4.500%	6/1/2027	10,053	10,055
	EPR Properties	3.750%	8/15/2029	11,566	11,201
	Equinix Europe 2 Financing Corp. LLC	4.600%	11/15/2030	15,000	15,101
	Equinix Inc.	1.800%	7/15/2027	11,166	10,763
	Equinix Inc.	1.550%	3/15/2028	19,510	18,439
	Equinix Inc.	3.200%	11/18/2029	21,213	20,374
	Equinix Inc.	2.150%	7/15/2030	14,905	13,537
	ERP Operating LP	3.250%	8/1/2027	4,645	4,594
	ERP Operating LP	3.500%	3/1/2028	2,509	2,484
	ERP Operating LP	4.150%	12/1/2028	16,925	17,009
	ERP Operating LP	3.000%	7/1/2029	14,245	13,736
	ERP Operating LP	2.500%	2/15/2030	11,462	10,769
	Essex Portfolio LP	3.625%	5/1/2027	9,089	9,042
	Essex Portfolio LP	1.700%	3/1/2028	9,312	8,831
	Essex Portfolio LP	4.000%	3/1/2029	15,075	14,992
	Essex Portfolio LP	3.000%	1/15/2030	8,293	7,889
	Extra Space Storage LP	5.700%	4/1/2028	14,759	15,253
	Extra Space Storage LP	3.900%	4/1/2029	6,456	6,385
	Extra Space Storage LP	5.500%	7/1/2030	29,484	30,827
	Extra Space Storage LP	2.200%	10/15/2030	5,200	4,700
	Federal Realty OP LP	3.250%	7/15/2027	5,701	5,635
	Federal Realty OP LP	5.375%	5/1/2028	4,379	4,495
	Federal Realty OP LP	3.500%	6/1/2030	19,079	18,439
	GLP Capital LP	5.750%	6/1/2028	5,190	5,332
	GLP Capital LP	5.300%	1/15/2029	10,156	10,347
	GLP Capital LP	4.000%	1/15/2030	28,687	27,801
	GLP Capital LP	4.000%	1/15/2031	8,520	8,166
	Healthcare Realty Holdings LP	3.750%	7/1/2027	892	885
	Healthcare Realty Holdings LP	3.100%	2/15/2030	4,561	4,323
	Healthpeak OP LLC	1.350%	2/1/2027	4,727	4,575
	Healthpeak OP LLC	2.125%	12/1/2028	15,587	14,675
	Healthpeak OP LLC	3.500%	7/15/2029	19,442	18,926
	Healthpeak OP LLC	3.000%	1/15/2030	6,973	6,618
	Highwoods Realty LP	3.875%	3/1/2027	1,071	1,062
	Highwoods Realty LP	4.125%	3/15/2028	980	970
	Highwoods Realty LP	4.200%	4/15/2029	13,984	13,775
	Highwoods Realty LP	3.050%	2/15/2030	3,634	3,392
	Host Hotels & Resorts LP	4.250%	12/15/2028	9,876	9,865
[2]	Host Hotels & Resorts LP	3.375%	12/15/2029	8,911	8,535
[2]	Host Hotels & Resorts LP	3.500%	9/15/2030	13,125	12,488
	Invitation Homes Operating Partnership LP	2.300%	11/15/2028	13,333	12,676
	Invitation Homes Operating Partnership LP	5.450%	8/15/2030	5,059	5,270
	Jones Lang LaSalle Inc.	6.875%	12/1/2028	213	228
	Kimco Realty OP LLC	3.800%	4/1/2027	5,066	5,057
	Kimco Realty OP LLC	2.700%	10/1/2030	8,500	7,933
	Kite Realty Group Trust	4.750%	9/15/2030	6,500	6,564
	Ladder Capital Finance Holdings LLLP	5.500%	8/1/2030	7,453	7,623
	Mid-America Apartments LP	3.600%	6/1/2027	11,425	11,372
	Mid-America Apartments LP	4.200%	6/15/2028	294	295
	Mid-America Apartments LP	3.950%	3/15/2029	8,918	8,882
	Mid-America Apartments LP	2.750%	3/15/2030	8,000	7,583

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NNN REIT Inc.	3.600%	12/15/2026	10,645	10,587
	NNN REIT Inc.	3.500%	10/15/2027	5,389	5,337
	NNN REIT Inc.	4.300%	10/15/2028	8,919	8,968
	Omega Healthcare Investors Inc.	4.750%	1/15/2028	8,374	8,445
	Omega Healthcare Investors Inc.	3.625%	10/1/2029	5,844	5,641
	Omega Healthcare Investors Inc.	5.200%	7/1/2030	11,540	11,766
	Piedmont Operating Partnership LP	3.150%	8/15/2030	5,000	4,582
	Prologis LP	2.125%	4/15/2027	11,329	11,065
	Prologis LP	3.375%	12/15/2027	10,852	10,750
	Prologis LP	4.875%	6/15/2028	27,533	28,185
	Prologis LP	3.875%	9/15/2028	1,398	1,397
	Prologis LP	4.000%	9/15/2028	9,817	9,836
	Prologis LP	2.875%	11/15/2029	45	43
	Prologis LP	2.250%	4/15/2030	23,738	22,038
	Prologis LP	1.250%	10/15/2030	12,690	11,124
	Prologis LP	4.750%	1/15/2031	12,000	12,288
	Public Storage Operating Co.	3.094%	9/15/2027	50	49
	Public Storage Operating Co.	1.850%	5/1/2028	5,235	4,991
	Public Storage Operating Co.	1.950%	11/9/2028	3,024	2,864
	Public Storage Operating Co.	5.125%	1/15/2029	8,820	9,123
	Public Storage Operating Co.	3.385%	5/1/2029	11,876	11,652
	Public Storage Operating Co.	4.375%	7/1/2030	11,128	11,251
	Realty Income Corp.	3.000%	1/15/2027	12,822	12,685
	Realty Income Corp.	3.200%	1/15/2027	1,974	1,955
	Realty Income Corp.	3.950%	8/15/2027	14,944	14,941
	Realty Income Corp.	3.400%	1/15/2028	13,332	13,187
	Realty Income Corp.	2.100%	3/15/2028	3,879	3,720
	Realty Income Corp.	3.950%	2/1/2029	882	879
	Realty Income Corp.	4.750%	2/15/2029	15,964	16,296
	Realty Income Corp.	3.250%	6/15/2029	11,372	11,066
	Realty Income Corp.	4.000%	7/15/2029	6,132	6,116
	Realty Income Corp.	3.100%	12/15/2029	9,245	8,900
	Realty Income Corp.	4.850%	3/15/2030	15,581	16,039
	Regency Centers LP	3.600%	2/1/2027	50	50
	Regency Centers LP	4.125%	3/15/2028	3,052	3,057
	Regency Centers LP	2.950%	9/15/2029	7,885	7,561
	Regency Centers LP	3.700%	6/15/2030	6,448	6,326
	Rexford Industrial Realty LP	5.000%	6/15/2028	4,164	4,236
	Simon Property Group LP	1.375%	1/15/2027	3,344	3,249
	Simon Property Group LP	3.375%	6/15/2027	11,098	11,015
	Simon Property Group LP	3.375%	12/1/2027	10,017	9,916
	Simon Property Group LP	1.750%	2/1/2028	19,307	18,458
	Simon Property Group LP	2.450%	9/13/2029	30,387	28,716
	Simon Property Group LP	2.650%	7/15/2030	12,267	11,514
	Simon Property Group LP	4.375%	10/1/2030	13,500	13,603
	Store Capital LLC	4.500%	3/15/2028	395	396
[3]	Store Capital LLC	5.400%	4/30/2030	8,629	8,807
	Sun Communities Operating LP	2.300%	11/1/2028	10,309	9,804
	Tanger Properties LP	3.875%	7/15/2027	2,243	2,228
[2]	UDR Inc.	4.400%	1/26/2029	7,714	7,774
[2]	UDR Inc.	3.200%	1/15/2030	12,718	12,222
	Ventas Realty LP	3.850%	4/1/2027	8,948	8,918
	Ventas Realty LP	4.000%	3/1/2028	15,518	15,479
	Ventas Realty LP	4.400%	1/15/2029	21,799	21,921
	Ventas Realty LP	3.000%	1/15/2030	13,314	12,679
	VICI Properties LP	4.950%	2/15/2030	23,412	23,703
	Welltower OP LLC	2.700%	2/15/2027	6,478	6,388
	Welltower OP LLC	4.250%	4/15/2028	18,476	18,619
	Welltower OP LLC	4.125%	3/15/2029	18,526	18,572
	Welltower OP LLC	3.100%	1/15/2030	14,435	13,885
	Welltower OP LLC	4.500%	7/1/2030	24,336	24,648
	Weyerhaeuser Co.	4.000%	11/15/2029	21,327	21,145
	Weyerhaeuser Co.	4.000%	4/15/2030	12,017	11,882
	WP Carey Inc.	3.850%	7/15/2029	912	901
	WP Carey Inc.	4.650%	7/15/2030	6,716	6,785
					1,940,161
Technology (7.8%)
	Accenture Capital Inc.	3.900%	10/4/2027	24,737	24,812
	Accenture Capital Inc.	4.050%	10/4/2029	32,354	32,431

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Adobe Inc.	2.150%	2/1/2027	9,890	9,713
	Adobe Inc.	4.850%	4/4/2027	7,757	7,864
	Adobe Inc.	4.750%	1/17/2028	11,969	12,221
	Adobe Inc.	4.800%	4/4/2029	16,099	16,558
	Adobe Inc.	4.950%	1/17/2030	15,554	16,118
	Adobe Inc.	2.300%	2/1/2030	7,446	6,983
	Advanced Micro Devices Inc.	4.319%	3/24/2028	13,856	14,004
	Analog Devices Inc.	3.500%	12/5/2026	19,130	19,062
	Analog Devices Inc.	3.450%	6/15/2027	6,400	6,356
	Analog Devices Inc.	4.250%	6/15/2028	14,264	14,373
	Analog Devices Inc.	4.500%	6/15/2030	23,462	23,877
	Apple Inc.	3.200%	5/11/2027	48,576	48,275
	Apple Inc.	3.000%	6/20/2027	10,893	10,784
	Apple Inc.	2.900%	9/12/2027	41,175	40,642
	Apple Inc.	3.000%	11/13/2027	17,393	17,218
	Apple Inc.	1.200%	2/8/2028	32,511	30,831
	Apple Inc.	4.000%	5/10/2028	27,829	28,052
	Apple Inc.	4.000%	5/12/2028	14,472	14,584
	Apple Inc.	1.400%	8/5/2028	47,135	44,452
	Apple Inc.	3.250%	8/8/2029	9,358	9,209
	Apple Inc.	2.200%	9/11/2029	42,839	40,484
	Apple Inc.	1.650%	5/11/2030	23,176	21,116
	Apple Inc.	4.200%	5/12/2030	24,287	24,649
	Applied Materials Inc.	3.300%	4/1/2027	4,022	3,998
	Applied Materials Inc.	4.800%	6/15/2029	15,247	15,668
	Applied Materials Inc.	1.750%	6/1/2030	12,916	11,703
	Arrow Electronics Inc.	3.875%	1/12/2028	4,485	4,448
	Arrow Electronics Inc.	5.150%	8/21/2029	10,204	10,461
	Atlassian Corp.	5.250%	5/15/2029	9,692	9,951
	Autodesk Inc.	3.500%	6/15/2027	8,071	8,011
	Automatic Data Processing Inc.	1.700%	5/15/2028	22,462	21,398
	Automatic Data Processing Inc.	1.250%	9/1/2030	5,936	5,257
	Avnet Inc.	6.250%	3/15/2028	319	331
	Broadcom Inc.	5.050%	7/12/2027	36,610	37,254
	Broadcom Inc.	1.950%	2/15/2028	11,550	11,077
	Broadcom Inc.	4.150%	2/15/2028	14,032	14,103
	Broadcom Inc.	4.800%	4/15/2028	25,315	25,796
	Broadcom Inc.	4.110%	9/15/2028	24,820	24,919
[3]	Broadcom Inc.	4.000%	4/15/2029	20,992	20,964
	Broadcom Inc.	4.750%	4/15/2029	32,625	33,316
	Broadcom Inc.	5.050%	7/12/2029	47,829	49,404
	Broadcom Inc.	5.000%	4/15/2030	28	29
	Broadcom Inc.	5.050%	4/15/2030	26,375	27,303
	Broadcom Inc.	4.600%	7/15/2030	26,960	27,486
	Broadcom Inc.	4.200%	10/15/2030	12,859	12,893
	Broadcom Inc.	4.150%	11/15/2030	70	70
	Broadridge Financial Solutions Inc.	2.900%	12/1/2029	31,403	29,820
	Cadence Design Systems Inc.	4.200%	9/10/2027	1,135	1,140
	Cadence Design Systems Inc.	4.300%	9/10/2029	19,143	19,250
	CDW LLC	2.670%	12/1/2026	23,256	22,881
	CDW LLC	4.250%	4/1/2028	4,670	4,647
	CDW LLC	3.250%	2/15/2029	17,206	16,536
	CDW LLC	5.100%	3/1/2030	215	219
[3]	CGI Inc.	4.950%	3/14/2030	16,818	17,105
	Cintas Corp. No. 2	3.700%	4/1/2027	29,616	29,528
	Cintas Corp. No. 2	4.200%	5/1/2028	10,919	10,979
	Cisco Systems Inc.	4.800%	2/26/2027	19,989	20,228
	Cisco Systems Inc.	4.550%	2/24/2028	10,244	10,408
	Cisco Systems Inc.	4.850%	2/26/2029	56,194	57,782
	Cisco Systems Inc.	4.750%	2/24/2030	26,162	26,925
	Concentrix Corp.	6.600%	8/2/2028	766	790
	Dell International LLC	6.100%	7/15/2027	150	154
	Dell International LLC	5.250%	2/1/2028	31,931	32,669
	Dell International LLC	4.750%	4/1/2028	24,365	24,698
	Dell International LLC	4.150%	2/15/2029	7,535	7,527
	Dell International LLC	5.300%	10/1/2029	42,170	43,545
	Dell International LLC	4.350%	2/1/2030	17,265	17,276
	Dell International LLC	5.000%	4/1/2030	21,919	22,486
	Dell International LLC	6.200%	7/15/2030	19,443	20,823
	DXC Technology Co.	2.375%	9/15/2028	20,853	19,597

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Equifax Inc.	5.100%	12/15/2027	5,091	5,180
	Equifax Inc.	5.100%	6/1/2028	25,091	25,585
	Equifax Inc.	4.800%	9/15/2029	13,373	13,591
	Fidelity National Information Services Inc.	1.650%	3/1/2028	18,627	17,618
	Fiserv Inc.	2.250%	6/1/2027	27,179	26,382
	Fiserv Inc.	5.450%	3/2/2028	26,701	27,316
	Fiserv Inc.	5.375%	8/21/2028	4,631	4,748
	Fiserv Inc.	4.200%	10/1/2028	22,245	22,158
	Fiserv Inc.	3.500%	7/1/2029	61,966	59,941
	Fiserv Inc.	4.750%	3/15/2030	9,068	9,126
	Fiserv Inc.	2.650%	6/1/2030	6,200	5,704
	Flex Ltd.	4.875%	6/15/2029	258	262
	Flex Ltd.	4.875%	5/12/2030	8,980	9,119
	Genpact UK Finco plc	4.950%	11/18/2030	5,140	5,177
	Hewlett Packard Enterprise Co.	4.050%	9/15/2027	10,264	10,258
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	19,880	19,978
	Hewlett Packard Enterprise Co.	5.250%	7/1/2028	10,136	10,414
	Hewlett Packard Enterprise Co.	4.150%	9/15/2028	12,824	12,827
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	46,754	47,106
	Hewlett Packard Enterprise Co.	4.400%	10/15/2030	14,529	14,488
	HP Inc.	3.000%	6/17/2027	34,622	34,036
	HP Inc.	4.750%	1/15/2028	30,477	30,876
	HP Inc.	4.000%	4/15/2029	26,819	26,559
	HP Inc.	5.400%	4/25/2030	15,980	16,621
	Hubbell Inc.	3.150%	8/15/2027	5,235	5,160
	Hubbell Inc.	3.500%	2/15/2028	6,586	6,528
	IBM International Capital Pte. Ltd.	4.600%	2/5/2029	7,321	7,448
	Intel Corp.	3.750%	3/25/2027	31,994	31,840
	Intel Corp.	3.150%	5/11/2027	33,726	33,263
	Intel Corp.	3.750%	8/5/2027	18,962	18,841
	Intel Corp.	4.875%	2/10/2028	10,870	11,036
	Intel Corp.	1.600%	8/12/2028	15,360	14,387
	Intel Corp.	4.000%	8/5/2029	22,299	22,094
	Intel Corp.	2.450%	11/15/2029	42,312	39,537
	Intel Corp.	5.125%	2/10/2030	480	494
	Intel Corp.	3.900%	3/25/2030	17,201	16,907
	International Business Machines Corp.	1.700%	5/15/2027	38,769	37,601
	International Business Machines Corp.	4.500%	2/6/2028	33,460	33,856
	International Business Machines Corp.	3.500%	5/15/2029	63,619	62,541
[2]	International Business Machines Corp.	4.800%	2/10/2030	20,094	20,641
	International Business Machines Corp.	1.950%	5/15/2030	19,647	17,923
	Intuit Inc.	5.125%	9/15/2028	16,127	16,649
	Intuit Inc.	1.650%	7/15/2030	11,200	10,066
	Jabil Inc.	3.950%	1/12/2028	7,188	7,165
	Jabil Inc.	5.450%	2/1/2029	6,707	6,895
	Juniper Networks Inc.	3.750%	8/15/2029	8,219	8,036
	KLA Corp.	4.100%	3/15/2029	30,667	30,785
	Kyndryl Holdings Inc.	2.700%	10/15/2028	7,386	7,066
	Lam Research Corp.	4.000%	3/15/2029	28,160	28,204
	Leidos Inc.	4.375%	5/15/2030	7,279	7,282
	Marvell Technology Inc.	2.450%	4/15/2028	14,013	13,488
	Marvell Technology Inc.	5.750%	2/15/2029	13,488	14,097
	Marvell Technology Inc.	4.750%	7/15/2030	5,517	5,596
	Microchip Technology Inc.	4.900%	3/15/2028	18,935	19,214
	Microchip Technology Inc.	5.050%	3/15/2029	34,650	35,380
	Microchip Technology Inc.	5.050%	2/15/2030	9,060	9,272
	Micron Technology Inc.	5.327%	2/6/2029	23,166	23,891
	Microsoft Corp.	3.300%	2/6/2027	43,754	43,600
	Microsoft Corp.	1.350%	9/15/2030	7,200	6,463
	Moody's Corp.	3.250%	1/15/2028	5,153	5,077
	Moody's Corp.	4.250%	2/1/2029	11,878	11,948
	Motorola Solutions Inc.	4.600%	2/23/2028	9,148	9,243
	Motorola Solutions Inc.	5.000%	4/15/2029	14,333	14,703
	NetApp Inc.	2.375%	6/22/2027	5,342	5,208
	Nokia OYJ	4.375%	6/12/2027	248	248
	NVIDIA Corp.	1.550%	6/15/2028	34,969	33,199
	NVIDIA Corp.	2.850%	4/1/2030	10,050	9,636
	NXP BV	3.150%	5/1/2027	14,742	14,534
	NXP BV	4.300%	6/18/2029	11,184	11,199
	NXP BV	3.400%	5/1/2030	12,047	11,617

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oracle Corp.	2.800%	4/1/2027	38,454	37,696
	Oracle Corp.	3.250%	11/15/2027	42,416	41,549
	Oracle Corp.	2.300%	3/25/2028	46,317	44,171
	Oracle Corp.	4.800%	8/3/2028	25,043	25,298
[2]	Oracle Corp.	4.200%	9/27/2029	38,298	37,742
	Oracle Corp.	2.950%	4/1/2030	35,353	32,901
	Oracle Corp.	4.450%	9/26/2030	63,174	62,254
	Oracle Corp.	2.875%	3/25/2031	11,655	10,574
	Paychex Inc.	5.100%	4/15/2030	42,436	43,628
	Qorvo Inc.	4.375%	10/15/2029	7,383	7,270
	QUALCOMM Inc.	3.250%	5/20/2027	28,739	28,536
	QUALCOMM Inc.	1.300%	5/20/2028	3,920	3,690
	QUALCOMM Inc.	2.150%	5/20/2030	35,912	33,132
	Quanta Services Inc.	4.750%	8/9/2027	16,752	16,929
	Quanta Services Inc.	4.300%	8/9/2028	22,515	22,641
	Quanta Services Inc.	2.900%	10/1/2030	10,275	9,655
	RELX Capital Inc.	4.000%	3/18/2029	22,404	22,364
	RELX Capital Inc.	4.750%	3/27/2030	8,958	9,153
	Roper Technologies Inc.	3.800%	12/15/2026	11,954	11,926
	Roper Technologies Inc.	4.200%	9/15/2028	26,322	26,399
	Roper Technologies Inc.	2.950%	9/15/2029	5,116	4,892
	Roper Technologies Inc.	4.500%	10/15/2029	4,775	4,830
	Roper Technologies Inc.	2.000%	6/30/2030	17,200	15,552
	Roper Technologies Inc.	4.450%	9/15/2030	9,230	9,289
	S&P Global Inc.	2.450%	3/1/2027	28,192	27,700
	S&P Global Inc.	4.750%	8/1/2028	15,300	15,599
	S&P Global Inc.	2.700%	3/1/2029	24,783	23,803
	S&P Global Inc.	4.250%	5/1/2029	33,740	33,943
	Salesforce Inc.	3.700%	4/11/2028	37,176	37,157
	Salesforce Inc.	1.500%	7/15/2028	35,998	34,029
	ServiceNow Inc.	1.400%	9/1/2030	31,039	27,370
	Synopsys Inc.	4.550%	4/1/2027	16,895	17,014
	Synopsys Inc.	4.650%	4/1/2028	15,642	15,839
	Synopsys Inc.	4.850%	4/1/2030	35,421	36,200
	TD SYNNEX Corp.	4.300%	1/17/2029	8,975	8,973
	Texas Instruments Inc.	4.600%	2/15/2028	16,904	17,179
	Texas Instruments Inc.	4.600%	2/8/2029	18,867	19,307
	Texas Instruments Inc.	2.250%	9/4/2029	16,068	15,153
	Texas Instruments Inc.	4.500%	5/23/2030	23,385	23,872
	TSMC Arizona Corp.	3.875%	4/22/2027	12,877	12,862
	TSMC Arizona Corp.	4.125%	4/22/2029	14,757	14,833
	Verisk Analytics Inc.	4.125%	3/15/2029	14,772	14,775
	Verisk Analytics Inc.	4.500%	8/15/2030	9,574	9,656
	VMware LLC	3.900%	8/21/2027	28,686	28,642
	VMware LLC	1.800%	8/15/2028	18,860	17,802
	VMware LLC	4.700%	5/15/2030	11,643	11,839
	Western Digital Corp.	2.850%	2/1/2029	1,015	965
	Workday Inc.	3.500%	4/1/2027	13,965	13,870
	Workday Inc.	3.700%	4/1/2029	13,060	12,895
					3,675,797
Utilities (6.7%)
	AEP Texas Inc.	5.450%	5/15/2029	14,594	15,173
[2]	AEP Texas Inc.	2.100%	7/1/2030	9,195	8,388
	AEP Transmission Co. LLC	3.100%	12/1/2026	9,486	9,404
	AES Corp.	5.450%	6/1/2028	28,965	29,612
[2]	Alabama Power Co.	1.450%	9/15/2030	16,025	14,211
	Ameren Corp.	1.950%	3/15/2027	4,948	4,815
	Ameren Corp.	5.000%	1/15/2029	17,063	17,482
	Ameren Corp.	3.500%	1/15/2031	9,070	8,725
	Ameren Illinois Co.	3.800%	5/15/2028	578	577
	American Electric Power Co. Inc.	5.750%	11/1/2027	10,355	10,670
	American Electric Power Co. Inc.	3.200%	11/13/2027	470	463
[2]	American Electric Power Co. Inc.	4.300%	12/1/2028	17,803	17,915
	American Electric Power Co. Inc.	5.200%	1/15/2029	24,966	25,808
[2]	American Electric Power Co. Inc.	7.050%	12/15/2054	7,245	7,604
	American Electric Power Co. Inc.	3.875%	2/15/2062	724	704
	American Water Capital Corp.	2.950%	9/1/2027	13,974	13,750
	American Water Capital Corp.	3.750%	9/1/2028	7,778	7,746
	American Water Capital Corp.	3.450%	6/1/2029	3,227	3,168

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Water Capital Corp.	2.800%	5/1/2030	2,036	1,934
[2]	Appalachian Power Co.	3.300%	6/1/2027	16,205	16,026
	Arizona Public Service Co.	2.600%	8/15/2029	14,931	14,133
	Atmos Energy Corp.	3.000%	6/15/2027	16,996	16,799
	Atmos Energy Corp.	2.625%	9/15/2029	12,446	11,834
	Atmos Energy Corp.	1.500%	1/15/2031	10,000	8,782
	Avangrid Inc.	3.800%	6/1/2029	3,937	3,887
	Berkshire Hathaway Energy Co.	3.250%	4/15/2028	11,713	11,515
	Berkshire Hathaway Energy Co.	3.700%	7/15/2030	8,720	8,585
	Black Hills Corp.	3.150%	1/15/2027	7,499	7,411
	Black Hills Corp.	3.050%	10/15/2029	7,925	7,549
[2]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/2027	5,169	5,120
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/2028	18,467	19,073
	CenterPoint Energy Houston Electric LLC	4.800%	3/15/2030	24,678	25,332
	CenterPoint Energy Inc.	5.400%	6/1/2029	16,225	16,830
	CenterPoint Energy Inc.	2.950%	3/1/2030	6,236	5,915
[2]	CenterPoint Energy Inc.	7.000%	2/15/2055	7,592	7,932
	CenterPoint Energy Inc.	6.700%	5/15/2055	10,009	10,270
	CenterPoint Energy Resources Corp.	5.250%	3/1/2028	24,202	24,823
[2]	CMS Energy Corp.	4.750%	6/1/2050	7,450	7,299
	Commonwealth Edison Co.	3.700%	8/15/2028	9,460	9,421
	Connecticut Light & Power Co.	4.950%	1/15/2030	8,324	8,554
[2]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/2027	7,193	7,084
[2]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/2028	15,226	15,257
[2]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/2030	7,776	7,548
	Constellation Energy Generation LLC	5.600%	3/1/2028	12,232	12,643
	Consumers Energy Co.	4.650%	3/1/2028	23,567	23,918
	Consumers Energy Co.	4.900%	2/15/2029	12,227	12,563
	Consumers Energy Co.	4.600%	5/30/2029	13,622	13,860
	Consumers Energy Co.	4.700%	1/15/2030	23,362	23,915
[3]	Dayton Power & Light Co.	4.550%	8/15/2030	9,090	9,083
	Dominion Energy Inc.	4.600%	5/15/2028	30,806	31,189
	Dominion Energy Inc.	4.250%	6/1/2028	4,605	4,619
[2]	Dominion Energy Inc.	3.375%	4/1/2030	26,967	26,050
	Dominion Energy Inc.	5.000%	6/15/2030	27,366	28,195
[2]	Dominion Energy Inc.	6.875%	2/1/2055	15,119	15,829
	DTE Electric Co.	4.850%	12/1/2026	10,447	10,556
	DTE Electric Co.	4.250%	5/14/2027	2,960	2,980
[2]	DTE Electric Co.	1.900%	4/1/2028	70	67
	DTE Electric Co.	2.250%	3/1/2030	8,255	7,680
	DTE Energy Co.	4.950%	7/1/2027	3,151	3,190
	DTE Energy Co.	4.875%	6/1/2028	25,880	26,344
	DTE Energy Co.	5.100%	3/1/2029	32,565	33,455
[2]	DTE Energy Co.	3.400%	6/15/2029	50	49
	DTE Energy Co.	5.200%	4/1/2030	33,991	35,158
	Duke Energy Carolinas LLC	2.450%	8/15/2029	12,734	12,055
	Duke Energy Carolinas LLC	4.850%	3/15/2030	22,629	23,334
	Duke Energy Corp.	5.000%	12/8/2027	25,714	26,169
	Duke Energy Corp.	4.300%	3/15/2028	25,401	25,525
	Duke Energy Corp.	4.850%	1/5/2029	18,033	18,413
	Duke Energy Corp.	3.400%	6/15/2029	4,694	4,586
	Duke Energy Corp.	2.450%	6/1/2030	12,450	11,546
	Duke Energy Corp.	3.250%	1/15/2082	4,333	4,181
	Duke Energy Florida LLC	3.200%	1/15/2027	21,426	21,285
	Duke Energy Florida LLC	2.500%	12/1/2029	7,081	6,691
	Duke Energy Florida LLC	1.750%	6/15/2030	15,022	13,554
	Duke Energy Florida LLC	4.200%	12/1/2030	1,800	1,805
	Duke Energy Ohio Inc.	2.125%	6/1/2030	15,886	14,605
	Duke Energy Progress LLC	4.350%	3/6/2027	18,677	18,805
	Duke Energy Progress LLC	3.700%	9/1/2028	1,429	1,422
	Duke Energy Progress LLC	3.450%	3/15/2029	10,215	10,063
	Edison International	4.125%	3/15/2028	415	410
	Edison International	5.250%	11/15/2028	18,818	19,096
	Edison International	5.450%	6/15/2029	9,189	9,345
	Edison International	6.950%	11/15/2029	14,002	14,923
	Enel Chile SA	4.875%	6/12/2028	13,720	13,915
	Entergy Arkansas LLC	4.000%	6/1/2028	15,851	15,878
	Entergy Corp.	1.900%	6/15/2028	5,537	5,249
	Entergy Corp.	2.800%	6/15/2030	16,100	15,121
	Entergy Corp.	7.125%	12/1/2054	27,136	28,571

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Louisiana LLC	3.120%	9/1/2027	235	232
	Entergy Mississippi LLC	2.850%	6/1/2028	70	68
	Entergy Texas Inc.	4.000%	3/30/2029	997	996
	Essential Utilities Inc.	4.800%	8/15/2027	15,761	15,919
	Essential Utilities Inc.	3.566%	5/1/2029	8,495	8,308
	Evergy Inc.	2.900%	9/15/2029	18,931	18,066
	Evergy Inc.	6.650%	6/1/2055	8,791	8,966
	Evergy Kansas Central Inc.	3.100%	4/1/2027	3,537	3,498
[2]	Evergy Metro Inc.	2.250%	6/1/2030	3,344	3,090
	Eversource Energy	2.900%	3/1/2027	16,384	16,120
	Eversource Energy	4.600%	7/1/2027	9,132	9,183
[2]	Eversource Energy	3.300%	1/15/2028	6,230	6,112
	Eversource Energy	5.450%	3/1/2028	37,932	38,844
	Eversource Energy	5.950%	2/1/2029	22,559	23,613
[2]	Eversource Energy	4.250%	4/1/2029	11,721	11,705
[2]	Eversource Energy	1.650%	8/15/2030	1,160	1,024
	Exelon Corp.	2.750%	3/15/2027	27,751	27,283
	Exelon Corp.	5.150%	3/15/2028	29,481	30,140
	Exelon Corp.	5.150%	3/15/2029	8,122	8,364
	Exelon Corp.	4.050%	4/15/2030	33,145	32,902
[2]	FirstEnergy Corp.	3.900%	7/15/2027	34,400	34,225
	FirstEnergy Corp.	2.650%	3/1/2030	16,828	15,663
[2]	Florida Power & Light Co.	3.300%	5/30/2027	4	4
	Florida Power & Light Co.	5.050%	4/1/2028	8,462	8,681
	Florida Power & Light Co.	4.400%	5/15/2028	30,324	30,701
	Florida Power & Light Co.	4.625%	5/15/2030	9,118	9,316
	Georgia Power Co.	3.250%	3/30/2027	9,396	9,316
	Georgia Power Co.	4.650%	5/16/2028	29,741	30,214
	Georgia Power Co.	4.000%	10/1/2028	10,795	10,820
[2]	Georgia Power Co.	2.650%	9/15/2029	6,493	6,179
	Georgia Power Co.	4.550%	3/15/2030	17,421	17,751
	Interstate Power & Light Co.	4.100%	9/26/2028	2,903	2,902
	Interstate Power & Light Co.	3.600%	4/1/2029	7,000	6,875
	Interstate Power & Light Co.	2.300%	6/1/2030	200	184
	ITC Holdings Corp.	3.350%	11/15/2027	12,191	12,017
[3]	Jersey Central Power & Light Co.	4.150%	1/15/2029	7,140	7,144
	MidAmerican Energy Co.	3.100%	5/1/2027	8,778	8,687
	MidAmerican Energy Co.	3.650%	4/15/2029	19,593	19,402
	Mississippi Power Co.	3.950%	3/30/2028	2	2
	National Fuel Gas Co.	3.950%	9/15/2027	8,300	8,254
	National Fuel Gas Co.	4.750%	9/1/2028	8,440	8,522
	National Fuel Gas Co.	5.500%	3/15/2030	10,959	11,340
	National Grid plc	5.602%	6/12/2028	21,350	22,070
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/2027	8,160	8,061
[2]	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/2027	12,061	12,239
	National Rural Utilities Cooperative Finance Corp.	4.120%	9/16/2027	19,157	19,225
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/2028	22,547	22,317
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/2028	16,433	16,723
[2]	National Rural Utilities Cooperative Finance Corp.	4.150%	8/25/2028	12,665	12,749
[2]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/2028	4,939	5,070
[2]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/2029	9,957	10,199
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/2029	8,128	8,048
	National Rural Utilities Cooperative Finance Corp.	4.950%	2/7/2030	8,479	8,766
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/2030	300	281
	National Rural Utilities Cooperative Finance Corp.	7.125%	9/15/2053	2,762	2,906
[2]	Nevada Power Co.	3.700%	5/1/2029	10,125	9,996
	Nevada Power Co.	6.250%	5/15/2055	3,000	3,020
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/2027	25,281	24,681
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/2027	41,037	40,742
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/2027	33,322	33,655
	NextEra Energy Capital Holdings Inc.	4.685%	9/1/2027	17,891	18,083
	NextEra Energy Capital Holdings Inc.	4.850%	2/4/2028	21,173	21,563
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/2028	23,735	24,178
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/2028	5,210	4,954
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/2029	8,510	8,342
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/2029	18,892	17,982
	NextEra Energy Capital Holdings Inc.	5.050%	3/15/2030	15,799	16,328
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/2030	44,255	40,725
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/2054	18,375	19,103
	NextEra Energy Capital Holdings Inc.	6.375%	8/15/2055	24,081	25,010

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	NextEra Energy Capital Holdings Inc.	4.800%	12/1/2077	6,495	6,344
[2]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/2079	5,393	5,457
	NextEra Energy Capital Holdings Inc.	3.800%	3/15/2082	18,675	18,244
	NiSource Inc.	3.490%	5/15/2027	32,695	32,443
	NiSource Inc.	5.250%	3/30/2028	29,712	30,481
	NiSource Inc.	5.200%	7/1/2029	7,631	7,878
	NiSource Inc.	2.950%	9/1/2029	9,021	8,647
	NiSource Inc.	3.600%	5/1/2030	27,041	26,296
	NiSource Inc.	6.950%	11/30/2054	9,895	10,303
	NSTAR Electric Co.	3.200%	5/15/2027	16,369	16,188
	NSTAR Electric Co.	4.850%	3/1/2030	2,448	2,513
	OGE Energy Corp.	5.450%	5/15/2029	6,122	6,360
[3]	Oncor Electric Delivery Co. LLC	4.500%	3/20/2027	3,050	3,074
	Oncor Electric Delivery Co. LLC	4.300%	5/15/2028	4,731	4,766
	Oncor Electric Delivery Co. LLC	5.750%	3/15/2029	6,973	7,312
	Oncor Electric Delivery Co. LLC	4.650%	11/1/2029	19,909	20,310
	Oncor Electric Delivery Co. LLC	2.750%	5/15/2030	12,966	12,248
	ONE Gas Inc.	5.100%	4/1/2029	8,861	9,144
	Pacific Gas & Electric Co.	3.300%	3/15/2027	11,563	11,419
	Pacific Gas & Electric Co.	2.100%	8/1/2027	24,077	23,231
	Pacific Gas & Electric Co.	3.300%	12/1/2027	28,810	28,307
	Pacific Gas & Electric Co.	5.000%	6/4/2028	1,844	1,872
	Pacific Gas & Electric Co.	3.000%	6/15/2028	18,887	18,276
	Pacific Gas & Electric Co.	3.750%	7/1/2028	4,838	4,768
	Pacific Gas & Electric Co.	6.100%	1/15/2029	20,501	21,434
	Pacific Gas & Electric Co.	5.550%	5/15/2029	23,437	24,224
	Pacific Gas & Electric Co.	4.550%	7/1/2030	45,949	45,829
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/2029	6,379	6,260
	Pinnacle West Capital Corp.	5.150%	5/15/2030	3,145	3,249
[2]	Public Service Electric & Gas Co.	3.000%	5/15/2027	283	280
[2]	Public Service Electric & Gas Co.	3.700%	5/1/2028	424	422
[2]	Public Service Electric & Gas Co.	3.650%	9/1/2028	115	114
[2]	Public Service Electric & Gas Co.	3.200%	5/15/2029	13,159	12,841
[2]	Public Service Electric & Gas Co.	2.450%	1/15/2030	8,267	7,791
	Public Service Enterprise Group Inc.	5.875%	10/15/2028	14,441	15,114
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	19,987	20,601
	Public Service Enterprise Group Inc.	4.900%	3/15/2030	22,178	22,724
	Puget Energy Inc.	4.100%	6/15/2030	7,336	7,181
	San Diego Gas & Electric Co.	4.950%	8/15/2028	8,898	9,109
[2]	San Diego Gas & Electric Co.	1.700%	10/1/2030	6,750	6,024
	Sempra	3.250%	6/15/2027	4,720	4,650
	Sempra	3.400%	2/1/2028	9,082	8,944
	Sempra	3.700%	4/1/2029	2,382	2,346
	Sempra	4.125%	4/1/2052	15,906	15,504
	Sempra	6.875%	10/1/2054	17,955	18,418
	Sempra	6.625%	4/1/2055	7,365	7,440
	Southern California Edison Co.	4.875%	2/1/2027	14,317	14,403
[2]	Southern California Edison Co.	4.700%	6/1/2027	19,563	19,681
	Southern California Edison Co.	5.850%	11/1/2027	6,597	6,778
	Southern California Edison Co.	5.300%	3/1/2028	16,255	16,576
	Southern California Edison Co.	5.650%	10/1/2028	19,168	19,830
[2]	Southern California Edison Co.	4.200%	3/1/2029	11,842	11,771
	Southern California Edison Co.	5.150%	6/1/2029	22,057	22,500
	Southern California Edison Co.	2.850%	8/1/2029	30	28
	Southern California Edison Co.	5.250%	3/15/2030	12,238	12,564
	Southern California Edison Co.	2.250%	6/1/2030	5,000	4,529
	Southern California Gas Co.	2.950%	4/15/2027	6,882	6,785
[2]	Southern California Gas Co.	2.550%	2/1/2030	8,690	8,193
	Southern Co.	5.113%	8/1/2027	1,593	1,618
	Southern Co.	4.850%	6/15/2028	20,556	20,929
	Southern Co.	5.500%	3/15/2029	25,616	26,618
[2]	Southern Co.	3.700%	4/30/2030	23,767	23,260
[2]	Southern Co. Gas Capital Corp.	4.050%	9/15/2028	7,571	7,574
[2]	Southern Power Co.	4.250%	10/1/2030	3,455	3,450
	Southwest Gas Corp.	5.800%	12/1/2027	1,493	1,537
	Southwest Gas Corp.	5.450%	3/23/2028	8,535	8,765
[2]	Southwestern Electric Power Co.	4.100%	9/15/2028	12,112	12,096
	Tampa Electric Co.	4.900%	3/1/2029	7,162	7,338
	Union Electric Co.	2.950%	6/15/2027	12,194	12,039
	Union Electric Co.	3.500%	3/15/2029	13,197	13,002

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United Utilities plc	6.875%	8/15/2028	2,839	3,033
[2]	Virginia Electric & Power Co.	3.500%	3/15/2027	16,839	16,748
[2]	Virginia Electric & Power Co.	3.750%	5/15/2027	4,635	4,622
[2]	Virginia Electric & Power Co.	2.875%	7/15/2029	6,292	6,047
	WEC Energy Group Inc.	5.150%	10/1/2027	12,460	12,701
	WEC Energy Group Inc.	1.375%	10/15/2027	301	287
	WEC Energy Group Inc.	4.750%	1/15/2028	11,757	11,930
	Wisconsin Electric Power Co.	5.000%	5/15/2029	155	160
	Wisconsin Electric Power Co.	4.150%	10/15/2030	18,616	18,618
	Wisconsin Power & Light Co.	3.050%	10/15/2027	337	332
	Wisconsin Power & Light Co.	3.000%	7/1/2029	1,620	1,562
	Wisconsin Public Service Corp.	4.550%	12/1/2029	4,675	4,765
	Xcel Energy Inc.	3.350%	12/1/2026	12,354	12,266
	Xcel Energy Inc.	1.750%	3/15/2027	18,972	18,407
	Xcel Energy Inc.	4.750%	3/21/2028	18,452	18,711
	Xcel Energy Inc.	2.600%	12/1/2029	32,860	30,833
	Xcel Energy Inc.	3.400%	6/1/2030	13,736	13,246
					3,145,178
Total Corporate Bonds (Cost $45,572,697)					46,120,592
				Shares
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[5]	Vanguard Market Liquidity Fund (Cost $357,146)	4.024%		3,571,495	357,150
Total Investments (99.4%) (Cost $46,113,891)					46,661,774
Other Assets and Liabilities—Net (0.6%)					263,765
Net Assets (100%)					46,925,539
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2025.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, the aggregate value was $298,544, representing 0.6% of net assets.
4	Securities with a value of $6,605 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	March 2026	1,810	198,676	(49)

Short Futures Contracts
2-Year U.S. Treasury Note	March 2026	(200)	(41,772)	3
				(46)

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	184,032	—	184,032
Corporate Bonds	—	46,120,592	—	46,120,592
Temporary Cash Investments	357,150	—	—	357,150
Total	357,150	46,304,624	—	46,661,774

Derivative Financial Instruments
Assets
Futures Contracts[1]	3	—	—	3
Liabilities
Futures Contracts[1]	(49)	—	—	(49)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.